UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2015 to April 30, 2016

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Fund (the "Fund") for the 6 months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/16

Fund & Benchmark	Performance
Class I1	6.70%
Class A1,2	6.56%
Class C1,2	6.17%
Credit Suisse Managed Futures Liquid Index[3]	6.86%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively. 2

Market Review: A positive period for managed futures

For the 6-month period ended April 30, 2016, managed futures strategies generally had positive performance, with the Credit Suisse Managed Futures Liquid Index delivering 6.86%.

Within the hedge fund universe, trend-following strategies, such as managed futures, experienced overall gains despite several market reversals. In general, funds following such strategies benefitted from short exposure to commodities (due to the continued sell-off in oil) at the end of 2015, and long fixed income exposure at the start of 2016.

Strategic Review and Outlook: Continued optimism for the future

For the period ended April 30, 2016, the Fund's class I shares slightly underperformed the benchmark. Currencies were the most significant contributor to the Fund, particularly due to profits from the Japanese Yen, Canadian Dollar and British Pound positioning against the U.S. Dollar. Fixed income positions also contributed to performance, especially those in 10-year German Bonds and 10-year Japanese Bonds. Commodities also contributed positively to performance, with energy as the greatest contributor, largely due to sell-off in oil. Positions in Precious Metals were also a significant contributor to performance within the commodities exposure. Equity positions contributed slightly to performance, as gains from short Asian exposure offset the loss from long U.S. large-cap exposure.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies. We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

We would like to note that as of the date of this letter, United Kingdom has voted to exit the European Union and we expect that there will be additional uncertainty and increased volatility in the markets as a result of this vote, at least over the near term. At this time we are not able to determine what effect this action may have on the various securities and currency markets in general or on any investments held by the Fund.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 0.93%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 5.19%.

3  The Credit Suisse Managed Futures Liquid Index is currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	1.93%	8.57%
Class A Without Sales Charge	1.60%	8.30%
Class A With Maximum Sales Charge	(3.76)%	6.70%
Class C Without CDSC	0.86%	7.47%
Class C With CDSC	(0.08)%	7.47%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.38% for Class I shares, 1.63% for Class A shares and 2.38% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding interest expense are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,067.00	$1,065.60	$1,061.70
Expenses Paid per $1,000*	$6.68	$7.96	$11.79
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,018.40	$1,017.16	$1,013.43
Expenses Paid per $1,000*	$6.52	$7.77	$11.51
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Portfolio Breakdown*

Short-term Investment[1]	100.00%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2016 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (84.1%)
$114,527	State Street Bank and Trust Co. Euro Time Deposit (Cost $114,526,757)	05/02/16	0.010	$114,526,757
TOTAL INVESTMENTS AT VALUE (84.1%) (Cost $114,526,757)				114,526,757
OTHER ASSETS IN EXCESS OF LIABILITIES (15.9%)				21,652,033
NET ASSETS (100.0%)				$136,178,790
Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts AUD Currency Futures	USD	Jun 2016	228	$17,298,360	$248,621
CAD Currency Futures	USD	Jun 2016	279	22,247,460	626,401
EUR Currency Futures	USD	Jun 2016	162	23,216,625	361,052
JPY Currency Futures	USD	Jun 2016	173	20,279,925	1,011,990
					$2,248,064
Index Contracts Hang Seng Index Futures	HKD	May 2016	17	2,285,090	$(37,724)
EURO Stoxx 50 Index Futures	EUR	Jun 2016	10	340,971	(9,679)
FTSE 100 Index Futures	GBP	Jun 2016	53	4,822,981	(120,367)
S&P 500 E Mini Index Futures	USD	Jun 2016	116	11,942,780	101,752
					$(66,018)
Interest Rate Contracts 10YR JGB Mini Futures	JPY	Jun 2016	205	29,055,797	$80,787
10YR U.S. Treasury Note Futures	USD	Jun 2016	191	24,841,937	5,008
German EURO Bund Futures	EUR	Jun 2016	82	15,203,552	(100,894)
Long Gilt Futures	GBP	Jun 2016	88	15,417,790	(168,878)
					$(183,977)
Contracts to Sell
Foreign Exchange Contracts GBP Currency Futures	USD	Jun 2016	(101)	(9,224,456)	$(273,974)
Index Contracts Nikkei 225 Index Futures OSE	JPY	Jun 2016	(30)	(4,626,385)	$61,200
Net unrealized appreciation (depreciation)					$1,785,295

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$6,514,234	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	$215,761
USD	$516,353	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	25,516
USD	$9,396,005	05/17/16	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	548,689
USD	$1,442,994	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	41,351
USD	$1,326,244	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	21,707
USD	$1,410,269	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	3,581
USD	$3,105,799	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	89,342
USD	$1,023,132	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	15,236
USD	$1,019,374	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	19,093
USD	$4,852,116	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(52,899)
USD	$956,342	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	18,825
USD	$42,007	05/17/16	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	0
USD	$5,015,966	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(12,374)
						$933,828

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $114,526,757) (Note 2)	$114,526,757
Cash	100,000
Foreign currency at value (Cost $92)	95
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	6,830,373
Variation margin receivable on futures contracts (Note 2)	11,997,213
Receivable for fund shares sold	2,619,791
Unrealized appreciation on open swap contracts (Note 2)	999,101
Interest receivable	63
Prepaid expenses	26,218
Total assets	137,099,611
Liabilities
Investment advisory fee payable (Note 3)	104,128
Administrative services fee payable (Note 3)	12,997
Shareholder servicing/Distribution fee payable (Note 3)	8,930
Payable for fund shares redeemed	562,352
Net payable for terminated total return swap contracts	87,437
Unrealized depreciation on open swap contracts (Note 2)	65,273
Trustees' fee payable	6,941
Accrued expenses	72,763
Total liabilities	920,821
Net Assets
Capital stock, $.001 par value (Note 6)	12,053
Paid-in capital (Note 6)	128,358,255
Accumulated net investment loss	(831,126)
Accumulated net realized gain from futures contracts, swap contracts and foreign currency transactions	5,874,813
Net unrealized appreciation from futures contracts, swap contracts and foreign currency translations	2,764,795
Net assets	$136,178,790
I Shares
Net assets	$101,162,211
Shares outstanding	8,940,068
Net asset value, offering price and redemption price per share	$11.32
A Shares
Net assets	$31,923,386
Shares outstanding	2,832,688
Net asset value and redemption price per share	$11.27
Maximum offering price per share (net asset value/(1-5.25%))	$11.89
C Shares
Net assets	$3,093,193
Shares outstanding	280,611
Net asset value and offering price per share	$11.02

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Interest	$3,755
Total investment income	3,755
Expenses
Investment advisory fees (Note 3)	544,811
Administrative services fees (Note 3)	60,632
Shareholder servicing/Distribution fees (Note 3)
Class A	31,916
Class C	13,728
Custodian fees	36,457
Transfer agent fees (Note 3)	34,176
Registration fees	29,549
Audit and tax fees	24,290
Printing fees	18,378
Legal fees	16,034
Trustees' fees	14,017
Commitment fees (Note 4)	5,169
Insurance expense	1,197
Miscellaneous expense	4,198
Total expenses	834,552
Less: fees waived (Note 3)	(42,346)
Net expenses	792,206
Net investment loss	(788,451)
Net Realized and Unrealized Gain from Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	4,503,965
Net realized gain from swap contracts	922,560
Net realized gain from foreign currency transactions	21,813
Net change in unrealized appreciation (depreciation) from futures contracts	2,179,696
Net change in unrealized appreciation (depreciation) from swap contracts	614,045
Net change in unrealized appreciation (depreciation) from foreign currency translations	46,703
Net realized and unrealized gain from futures contracts, swap contracts and foreign currency related items	8,288,782
Net increase in net assets resulting from operations	$7,500,331

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(788,451)	$(1,319,935)
Net realized gain from futures contracts, swap contracts and foreign currency transactions	5,448,338	13,147,646
Net change in unrealized appreciation (depreciation) from futures contracts, swap contracts and foreign currency translations	2,840,444	(4,152,375)
Net increase in net assets resulting from operations	7,500,331	7,675,336
From Dividends and Distributions
Dividends from net investment income
Class I	(4,138,919)	(255,480)
Class A	(968,769)	(1,885)
Class C	(95,991)	—
Distributions from net realized gains
Class I	(2,575,914)	(4,063,363)
Class A	(769,312)	(196,884)
Class C	(89,902)	(79,245)
Net decrease in net assets resulting from dividends and distributions	(8,638,807)	(4,596,857)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	71,591,133	59,613,706
Reinvestment of dividends and distributions	7,665,776	4,589,750
Net asset value of shares redeemed	(37,665,457)	(45,598,354)
Net increase in net assets from capital share transactions	41,591,452	18,605,102
Net increase in net assets	40,452,976	21,683,581
Net Assets
Beginning of period	95,725,814	74,042,233
End of period	$136,178,790	$95,725,814
Undistributed (accumulated) net investment income (loss)	$(831,126)	$5,161,004

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.53	$10.85[2]	$10.36	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.07)	(0.16)	(0.17)	(0.17)	(0.01)
Net gain (loss) on futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.79	1.51	0.95	0.77	(0.23)
Total from investment operations	0.72	1.35	0.78	0.60	(0.24)
REDEMPTION FEES	—	—	0.00[4]	0.00[4]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.04)	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.93)	(0.67)	(0.29)	—	—
Net asset value, end of period	$11.32	$11.53	$10.85[2]	$10.36	$9.76
Total return[5]	6.70%	12.88%	7.73%	6.15%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$101,162	$72,606	$69,190	$26,794	$21,768
Ratio of net expenses to average net assets	1.30%[6]	1.32%	1.71%	1.70%	1.70%[6]
Ratio of net investment loss to average net assets	(1.30)%[6]	(1.31)%	(1.68)%	(1.64)%	(1.69)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[6]	0.15%	0.10%	1.10%	3.01%[6]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.47	$10.80	$10.35	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.09)	(0.19)	(0.20)	(0.20)	(0.02)
Net gain (loss) on futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.79	1.50	0.94	0.79	(0.22)
Total from investment operations	0.70	1.31	0.74	0.59	(0.24)
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.49)	(0.01)	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.90)	(0.64)	(0.29)	—	—
Net asset value, end of period	$11.27	$11.47	$10.80	$10.35	$9.76
Total return[4]	6.56%	12.47%	7.35%	6.05%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$31,923	$20,200	$3,294	$5,824	$98
Ratio of net expenses to average net assets	1.55%[5]	1.56%	1.96%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.55)%[5]	(1.55)%	(1.93)%	(1.90)%	(1.94)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.15%	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.19	$10.62	$10.25	$9.75	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.27)	(0.27)	(0.27)	(0.02)
Net gain (loss) on futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.78	1.47	0.93	0.77	(0.23)
Total from investment operations	0.65	1.20	0.66	0.50	(0.25)
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.41)	—	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.82)	(0.63)	(0.29)	—	—
Net asset value, end of period	$11.02	$11.19	$10.62	$10.25	$9.75
Total return[4]	6.17%	11.60%	6.62%	5.13%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,093	$2,920	$1,558	$800	$98
Ratio of net expenses to average net assets	2.30%[5]	2.32%	2.71%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(2.30)%[5]	(2.31)%	(2.68)%	(2.64)%	(2.70)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.15%	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment result that corresponds generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2016, the Fund held $14,986,558 in the Subsidiary, representing 11.0% of the Fund's consolidated net assets. For the six months ended April 30, 2016, the net realized gain (loss) on securities held in the Subsidiary was $922,560.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$114,526,757	$—	$114,526,757
	$—	$114,526,757	$—	$114,526,757
Other Financial Instruments*
Futures Contracts	$2,496,811	$—	$—	$2,496,811
Swap Contracts	—	999,101	—	999,101

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$711,516	$—	$—	$711,516
Swap Contracts	—	65,273	—	65,273

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2016.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$2,248,064	*	Unrealized depreciation on futures contracts	$273,974	*
Index Contracts	Unrealized appreciation on futures contracts	162,952	*	Unrealized depreciation on futures contracts	167,770	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	85,795	*	Unrealized depreciation on futures contracts	269,772	*
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	999,101		Unrealized depreciation on open swap contracts	65,273
		$3,495,912			$776,789

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. The current day's variation margin reported within the Consolidated Statement of Assets and Liabilities includes the cumulative appreciation (depreciation) of futures contracts.

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Foreign Exchange Contracts	Net realized gain from futures contracts	$1,270,495	Net change in unrealized appreciation (depreciation) from futures contracts	$2,371,789
Index Contracts	Net realized loss from futures contracts	(7,748)	Net change in unrealized appreciation (depreciation) from futures contracts	247,948
Interest Rate Contracts	Net realized gain from futures contracts	3,241,218	Net change in unrealized appreciation (depreciation) from futures contracts	(440,041)
Commodity Index Return Contracts	Net realized gain from swap contracts	922,560	Net change in unrealized appreciation (depreciation) from swap contracts	614,045
		$5,426,525		$2,793,741

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2016 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2016, the Fund held average monthly notional values on a net basis of $130,465,861, $69,076,222 and $21,511,438 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Goldman Sachs	$999,101	$(65,273)	$—	$—	$933,828

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$65,273	$(65,273)	$—	$—	$—

(a)  Swap contracts are included.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund's unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $4,370,373.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers for the Fund was $2,460,000.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $544,811 and $42,346, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2017. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/expense reimbursements subject to repayment*	Expires October 31, 2016	Expires October 31, 2018	Expires October 31, 2019
Class I	$262,332	$191,280	$60,735	$10,317
Class A	30,708	13,820	13,830	3,058
Class C	4,254	1,873	2,053	328
Totals	$297,294	$206,973	$76,618	$13,703

*The subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $51,614.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $9,018.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $31,916 for Class A shares and $13,728 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $20,878, which is included within transfer agent fees on the Consolidated Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $1,840 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	4,858,709	$54,799,371	1,298,671	$15,605,770
Shares issued in reinvestment of dividends and distributions	577,815	6,339,853	392,240	4,318,168
Shares redeemed	(2,795,793)	(31,778,585)	(1,771,447)	(21,358,396)
Net increase (decrease)	2,640,731	$29,360,639	(80,536)	$(1,434,458)
	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,439,214	$16,186,131	3,449,303	$42,162,996
Shares issued in reinvestment of dividends and distributions	104,757	1,146,451	18,180	198,770
Shares redeemed	(472,455)	(5,305,517)	(2,011,418)	(23,654,995)
Net increase	1,071,516	$12,027,065	1,456,065	$18,706,771
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	55,101	$605,631	157,431	$1,844,940
Shares issued in reinvestment of dividends and distributions	16,743	179,472	6,786	72,812
Shares redeemed	(52,076)	(581,355)	(50,067)	(584,963)
Net increase	19,768	$203,748	114,150	$1,332,789

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	4	*	86%
Class A	3		52%
Class C	3		52%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.95% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse has entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was also provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were lower than the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were higher than the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one and two year periods ended August 31, 2015. Fund performance was above the median of its Performance Group for the one and two year periods and was above the median of its Performance Universe for the one and two year periods.

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

34

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

35

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

36

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
GLOBAL SUSTAINABLE DIVIDEND EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund") for the six months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/2016

Fund & Benchmark	Performance
Class I1	1.15%
Class A1,2	0.92%
Class C1,2	0.64%
MSCI All Country World Index[3]	-0.94%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period for global dividend equities

The six-month period ended April 30, 2016 was a volatile one, with the Morgan Stanley Capital International All Country World Index returning -0.94%.

Late 2015 saw market declines as investors, worried over the path the U.S. Federal Reserve (the "Fed") would take on interest rates, realized the reality of the Fed's intention. 2016 began with continued negative performance, until a reversal in late February moved the market back into positive territory.

During the period, a number of macro-oriented factors drove the market, including a rise in oil prices from January lows, a more dovish stance on rate hikes from the Fed, and progress in impeachment proceedings for the Brazilian President.

Strategic Review and Outlook: Optimistic despite potential global challenges

For the six-month period ending April 30, 2016, the Fund (all share classes) outperformed both the market and its benchmark, with the majority of relative outperformance gained in the first quarter of 2016. Stock selection in materials, stock selection and country allocations in consumer staples, and weighting in financials all contributed positively to performance. Conversely, stock selection in telecommunication services, European pharma positions in healthcare, and lack of energy exposure all detracted from performance.

1

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

The first two months of 2016 demonstrated a key tenet of the Fund: quality matters when the markets sell off. In fact, most of the relative outperformance accrued through mid-February, as the global markets sold off. The Fund held on to the gains as markets recovered through quarter end.

The United States has the potential for up to two interest rate hikes this year, a spirited campaign season (and polarized views) going into the November presidential elections, and an unloved bull market that started in March 2009. Abroad, interest rate policies have already driven negative interest rates across many developed nations, emerging markets have shown recent strength on commodity price relief, and going forward, a divided United Kingdom ("UK") must decide on its next steps.

The portfolio management team remains positive on global equities and sees pockets of relative value with the opportunity for a higher dividend yield in Europe and emerging markets versus the U.S. markets. Specifically, the team is seeking out more defensive cyclical stocks and steering away from some of the more expensive consumer staples companies. The Fund remains 0% allocated to energy, but does have indirect energy exposure through a number of its industrials holdings.

We would like to note that as of the date of this letter, UK has voted to exit the European Union and we expect that there will be additional uncertainty and increased volatility in the markets as a result of this vote, at least over the near term. At this time we are not able to determine what effect this action may have on the various securities and currency markets in general or on any investments held by the Fund. That being said, the focus of our portfolio management will continue to be on the long-term fundamentals of companies. We continue to look for those companies that have demonstrated a competitive advantage and a history of strong capital discipline.

The Credit Suisse Capital Discipline Group

Adam Steffanus
Michael Valentinas

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the Fund include currency risk, derivatives risk, equity exposure risk, foreign securities risk, futures contracts risk, liquidity risk, manager risk, market risk, small- and mid-cap stock risk and swap agreements risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period

2

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016 these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (4.34)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (0.36)%.

3  The Morgan Stanley Capital International (MSCI) All Country World Index is a free float weighted equity index that captures large and mid cap representation across developed market countries. It covers approximately 85% of free float-adjusted market capitalization in each country. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	1.25%	0.24%
Class A Without Sales Charge	0.89%	(0.08)%
Class A With Maximum Sales Charge	(4.42)%	(4.57)%
Class C Without CDSC	0.23%	(0.75)%
Class C With CDSC	(0.76)%	(0.75)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.36% for Class I shares, 2.61% for Class A shares and 3.36% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date February 27, 2015.

4

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,011.50	$1,009.20	$1,006.40
Expenses Paid per $1,000*	$3.50	$4.75	$8.48
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,021.38	$1,020.14	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Sector Breakdown*

Health Care	19.4%
Consumer Staples	16.4
Industrials	13.6
Information Technology	13.2
Financials	12.9
Consumer Discretionary	11.1
Materials	4.5
Short-Term Investment[1]	3.8
Utilities	2.6
Telecommunication Services	2.5
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

7

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.8%)
Brazil (3.3%)
Beverages (3.3%)
Ambev S.A., ADR	151,400	$846,326
France (8.5%)
Aerospace & Defense (1.5%)
Safran S.A.	5,400	372,371
Insurance (3.0%)
AXA S.A.	30,500	770,314
Media (0.7%)
Eutelsat Communications S.A.	5,900	183,352
Pharmaceuticals (1.9%)
Sanofi, ADR	11,900	489,090
Textiles, Apparel & Luxury Goods (1.4%)
LVMH Moet Hennessy Louis Vuitton SE	2,100	349,976
		2,165,103
Germany (6.9%)
Chemicals (2.0%)
BASF SE, ADR	6,600	526,812
Industrial Conglomerates (1.8%)
Siemens AG, ADR	4,300	450,554
Insurance (3.1%)
Allianz SE, Reg S(1)	4,600	782,793
		1,760,159
Hong Kong (1.4%)
Wireless Telecommunication Services (1.4%)
China Mobile Ltd.	31,700	363,926
Ireland (5.1%)
IT Services (5.1%)
Accenture PLC, Class A	11,500	1,298,580
Mexico (1.5%)
Food & Staples Retailing (1.5%)
Wal-Mart de Mexico S.A.B. de C.V.	155,600	386,246
Spain (2.6%)
Electric Utilities (2.6%)
Red Electrica Corp. S.A.	7,400	661,986
Sweden (1.7%)
Communications Equipment (1.7%)
Telefonaktiebolaget LM Ericsson, ADR	54,700	442,523

See Accompanying Notes to Financial Statements.
8

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
Switzerland (7.4%)
Pharmaceuticals (7.4%)
Novartis AG, ADR	11,500	$873,655
Roche Holding AG, ADR	31,900	1,007,083
		1,880,738
Taiwan (1.0%)
Diversified Telecommunication Services (1.0%)
Chunghwa Telecom Co. Ltd., ADR	7,700	262,570
United Kingdom (9.4%)
Insurance (0.9%)
Aviva PLC	37,100	235,650
Media (1.7%)
Sky PLC	30,675	422,742
Personal Products (4.9%)
Unilever PLC, ADR	27,800	1,247,108
Tobacco (1.9%)
British American Tobacco PLC, ADR	3,900	476,385
		2,381,885
United States (47.0%)
Aerospace & Defense (4.4%)
Honeywell International, Inc.	9,900	1,131,273
Beverages (0.8%)
Dr. Pepper Snapple Group, Inc.	2,100	190,911
Biotechnology (1.7%)
AbbVie, Inc.	7,300	445,300
Commercial Banks (4.2%)
JPMorgan Chase & Co.	17,000	1,074,400
Communications Equipment (4.9%)
Cisco Systems, Inc.	17,700	486,573
Harris Corp.	3,100	248,031
QUALCOMM, Inc.	10,100	510,252
		1,244,856
Containers & Packaging (2.5%)
Bemis Co., Inc.	4,800	240,864
Sonoco Products Co.	8,300	389,187
		630,051
Food & Staples Retailing (2.3%)
Sysco Corp.	12,900	594,303
Food Products (1.7%)
The Hershey Co.	4,700	437,617

See Accompanying Notes to Financial Statements.
9

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
United States
Health Care Providers & Services (2.8%)
Anthem, Inc.	3,500	$492,695
Cardinal Health, Inc.	2,900	227,534
		720,229
Industrial Conglomerates (5.9%)
General Electric Co.	48,800	1,500,600
Insurance (1.6%)
The Travelers Cos., Inc.	3,700	406,630
Leisure Equipment & Products (3.6%)
Hasbro, Inc.	10,700	905,648
Multiline Retail (3.8%)
Target Corp.	12,100	961,950
Pharmaceuticals (5.4%)
Johnson & Johnson	12,400	1,389,792
Software (1.4%)
Microsoft Corp.	7,300	364,051
		11,997,611
TOTAL COMMON STOCKS (Cost $24,391,827)		24,447,653
	Par (000)
SHORT-TERM INVESTMENT (3.8%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/02/2016 (Cost $959,804)	$960	959,804
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $25,351,631)		25,407,457
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		108,665
NET ASSETS (100.0%)		$25,516,122

(1)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

See Accompanying Notes to Financial Statements.
10

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $25,351,631) (Note 2)	$25,407,457
Cash	50,000
Dividend and interest receivable	86,296
Receivable for investments sold	797
Receivable for fund shares sold	585
Prepaid expenses	28,092
Total assets	25,573,227
Liabilities
Investment advisory fee payable (Note 3)	1,900
Administrative services fee payable (Note 3)	29,492
Shareholder servicing/Distribution fee payable (Note 3)	1,278
Trustees' fee payable	6,941
Payable for fund shares redeemed	500
Due to custodian for foreign currency at value (cost $79)	79
Accrued expenses	16,915
Total liabilities	57,105
Net Assets
Capital stock, $.001 par value (Note 6)	2,608
Paid-in capital (Note 6)	25,942,526
Undistributed net investment income	68,995
Accumulated net realized loss on investments and foreign currency transactions	(554,205)
Net unrealized appreciation from investments and foreign currency translations	56,198
Net assets	$25,516,122
I Shares
Net assets	$23,172,644
Shares outstanding	2,367,866
Net asset value, offering price and redemption price per share	$9.79
A Shares
Net assets	$1,047,122
Shares outstanding	107,019
Net asset value and redemption price per share	$9.78
Maximum offering price per share (net asset value/(1-5.25%))	$10.32
C Shares
Net assets	$1,296,356
Shares outstanding	132,619
Net asset value, offering price and redemption price per share	$9.78

See Accompanying Notes to Financial Statements.
11

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Dividends	$349,688
Foreign taxes withheld	(19,000)
Total investment income	330,688
Expenses
Investment advisory fees (Note 3)	65,897
Administrative services fees (Note 3)	82,370
Shareholder servicing/Distribution fees (Note 3)
Class A	1,336
Class C	6,030
Offering costs (Note 3)	24,695
Audit and tax fees	17,893
Registration fees	16,343
Trustees' fees	14,017
Legal fees	13,843
Printing fees	10,067
Commitment fees (Note 4)	5,698
Transfer agent fees (Note 3)	3,724
Custodian fees	1,722
Insurance expense	266
Miscellaneous expense	3,052
Total expenses	266,953
Less: fees waived and expenses reimbursed (Note 3)	(182,706)
Net expenses	84,247
Net investment income	246,441
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(259,139)
Net realized gain from foreign currency transactions	955
Net change in unrealized appreciation (depreciation) from investments	277,922
Net change in unrealized appreciation (depreciation) from foreign currency translations	448
Net realized and unrealized gain from investments and foreign currency related items	20,186
Net increase in net assets resulting from operations	$266,627

See Accompanying Notes to Financial Statements.
12

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Changes in Net Assets

	For the Six Month Ended April 30, 2016 (unaudited)	For the Period Ended October 31, 2015[1]
From Operations
Net investment income	$246,441	$314,829
Net realized loss from investments and foreign currency transactions	(258,184)	(277,681)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	278,370	(222,172)
Net increase (decrease) in net assets resulting from operations	266,627	(185,024)
From Dividends
Dividends from net investment income
Class I	(270,441)	(202,432)
Class A	(13,460)	(9,840)
Class C	(11,012)	(5,363)
Net decrease in net assets resulting from dividends	(294,913)	(217,635)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,829,590	22,603,497
Reinvestment of dividends	294,781	217,635
Net asset value of shares redeemed	(836,907)	(161,529)
Net increase in net assets from capital share transactions	3,287,464	22,659,603
Net increase in net assets	3,259,178	22,256,944
Net Assets
Beginning of period	22,256,944	—
End of period	$25,516,122	$22,256,944
Undistributed net investment income	$68,995	$117,467

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.81	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.15
Net loss on investments and foreign currency related items (both realized and unrealized)	—[3]	(0.24)
Total from investment operations	0.11	(0.09)
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.10)
Total dividends	(0.13)	(0.10)
Net asset value, end of period	$9.79	$9.81
Total return[4]	1.15%	(0.86)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,173	$20,044
Ratio of net expenses to average net assets	0.70%[5]	0.70%[5]
Ratio of net investment income to average net assets	2.31%[5]	2.23%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.66%[5]	1.47%[5]
Portfolio turnover rate	23%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.81	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.09	0.13
Net loss on investments and foreign currency related items (both realized and unrealized)	—[3]	(0.23)
Total from investment operations	0.09	(0.10)
LESS DIVIDENDS
Dividends from net investment income	(0.12)	(0.09)
Total dividends	(0.12)	(0.09)
Net asset value, end of period	$9.78	$9.81
Total return[4]	0.92%	1.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,047	$1,120
Ratio of net expenses to average net assets	0.95%[5]	0.95%[5]
Ratio of net investment income to average net assets	2.00%[5]	1.96%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.66%[5]	1.47%[5]
Portfolio turnover rate	23%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.80	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.06	0.08
Net loss on investments and foreign currency related items (both realized and unrealized)	—[3]	(0.23)
Total from investment operations	0.06	(0.15)
LESS DIVIDENDS
Dividends from net investment income	(0.08)	(0.05)
Total dividends	(0.08)	(0.05)
Net asset value, end of period	$9.78	$9.80
Total return[4]	0.64%	(1.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,296	$1,092
Ratio of net expenses to average net assets	1.70%[5]	1.70%[5]
Ratio of net investment income to average net assets	1.35%[5]	1.23%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.66%[5]	1.47%[5]
Portfolio turnover rate	23%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks current income and capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or

17

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$20,304,543	$4,143,110	$—	$24,447,653
Short-term Investment	—	959,804	—	959,804
	$20,304,543	$5,102,914	$—	$25,407,457

For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency

19

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

20

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

21

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.60% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $65,897 and $182,706, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the

22

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

time the fees were limited or expenses are paid. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares, and 1.70% of the Fund's average daily net assets for Class C shares. This contract may not be terminated before February 28, 2017.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2018	Expires October 31, 2019
Class I	$355,038	$191,261	$163,777
Class A	19,563	10,666	8,897
Class C	20,574	10,542	10,032
Totals	$395,175	$212,469	$182,706

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $9,885.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $72,485.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1

23

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

distribution fees of $1,336 for Class A shares and $6,030 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $2,347, which is included within transfer agent fees on the Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Offering costs, including initial registration cost, were deferred and will be charged over the Fund's first 12 months of operation. For the six months ended April 30, 2016, $24,695 has been expensed by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $8,149,642 and $5,034,378, respectively.

24

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	369,675	$3,575,124	2,037,710	$20,368,418
Shares issued in reinvestment of dividends	28,135	270,309	21,302	202,432
Shares redeemed	(72,650)	(694,422)	(16,306)	(161,529)
Net increase	325,160	$3,151,011	2,042,706	$20,409,321
	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	519	$5,000	113,179	$1,130,079
Shares issued in reinvestment of dividends	1,401	13,460	1,035	9,840
Shares redeemed	(9,115)	(86,545)	—	—
Net increase (decrease)	(7,195)	$(68,085)	114,214	$1,139,919
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	25,796	$249,466	110,907	$1,105,000
Shares issued in reinvestment of dividends	1,147	11,012	561	5,363
Shares redeemed	(5,792)	(55,940)	—	—
Net increase	21,151	$204,538	111,468	$1,110,363

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	2	*	90%
Class A	1	*	95%
Class C	3	*	100%

* This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.
25

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the

26

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

27

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

28

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.60% of the Fund's average daily net assets (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses (with certain exceptions) to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

29

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

30

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocation portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board determined the fees to be reasonable.

•  The combined Contractual Advisory Fee and co-administration fee were below the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were at the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on March 1, 2015 and therefore performance information was shown since inception for the period ended August 31, 2015. Fund performance was above the median of its Performance Group for the period since inception and was above the median of its Performance Universe for the period since inception.

31

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the proposed nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

32

Credit Suisse Global Sustainable Dividend Equity Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

33

Credit Suisse Global Sustainable Dividend Equity Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

34

Credit Suisse Global Sustainable Dividend Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

35

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  GSDE-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 6 months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/16

Fund & Benchmark	Performance
Class I1	-1.98%
Class A1,2	-2.09%
Class C1,2	-2.42%
Credit Suisse Hedge Fund Index[3]	-2.50%
Credit Suisse Liquid Alternative Beta Index[4]	-2.15%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A mixed period

The 6-month period ended April 30, 2016 was a negative one for hedge funds, with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning -2.50%.

Within the hedge fund universe, trend-following strategies, such as managed futures, experienced overall gains despite several market reversals. In general, funds following such strategies benefitted from short exposure to commodities (due to the continued sell-off in oil) at the end of 2015, and long fixed income exposure at the start of 2016.

Widening credit spreads affected event-driven funds, which ended the period down overall.

Long/short equity funds had a difficult period as global equity markets proved challenging (the MSCI Daily TR World Index, for example, was down 1.05% for the period).

Strategic Review and Outlook: Cautiously optimistic

For the 6-month period ended April 30, 2016, the Fund outperformed both its primary and secondary benchmarks. While managed futures contributed positively to performance, the rest of the asset classes detracted from it. By asset class, U.S. large-cap equities and technology positions were the largest detractors,

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

but fixed income holdings and long exposure to high yield credit also subtracted from performance.

We would like to note that as of the date of this letter, United Kingdom has voted to exit the European Union and we expect that there will be additional uncertainty and increased volatility in the markets as a result of this vote, at least over the near term. At this time we are not able to determine what effect this action may have on the various securities and currency markets in general or on any investments held by the Fund.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Effective November 18, 2015, the Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's prospectus. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (7.22)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.40)%.

3  Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only helge funds. It is rebalanced semiannually, is shown net of all performance fees and provides a rules-based and investableindex, enabling investors to utilize the performance of a diversified market barometer for the barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	(3.01)%	2.03%
Class A Without Sales Charge	(3.22)%	1.79%
Class A With Maximum Sales Charge	(8.32)%	0.47%
Class C Without CDSC	(3.94)%	1.02%
Class C With CDSC	(4.90)%	1.02%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.63% for Class I shares, 1.92% for Class A shares and 2.95% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding securities sold short dividend expense are 0.86% for Class I shares, 1.11% for Class A shares and 1.94% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Effective November 18, 2015, the Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's prospectus. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares.

2  Inception Date March 30, 2012.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$980.20	$979.10	$975.80
Expenses Paid per $1,000*	$4.68	$5.95	$9.97
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,020.14	$1,018.85	$1,014.77
Expenses Paid per $1,000*	$4.77	$6.07	$10.17
	Class I	Class A	Class C
Annualized Expense Ratios*	0.95%	1.21%	2.03%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Investment Type Breakdown*

	Long	Short	Net
Common Stocks	8.25%	(2.39)%	5.86%
Rights	0.01	0.00	0.01
Short-term Investment[1]	94.13	0.00	94.13
Total	102.39%	(2.39)%	100.00%

*  Expressed as a percentage of total long (short) investments, (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2016 (unaudited)

	Number of Shares	Value
LONG POSITIONS (7.5%)
COMMON STOCKS (7.5%)
BELGIUM (0.3%)
Food & Staples Retailing (0.3%)
Delhaize Group	3,148	$330,893
CANADA (0.1%)
Specialty Retail (0.1%)
RONA, Inc.	5,811	110,783
FRANCE (0.1%)
Software (0.1%)
GameLoft SE(1)	12,254	103,845
NETHERLANDS (0.1%)
Air Freight & Logistics (0.0%)
TNT Express N.V.(1)	3,767	34,205
Professional Services (0.1%)
USG People N.V.	5,131	102,451
		136,656
NORWAY (0.1%)
Internet Software & Services (0.1%)
Opera Software ASA(2)	13,856	113,187
SWITZERLAND (0.3%)
Commercial Services & Supplies (0.1%)
Gategroup Holding AG(1)	2,537	140,029
Hotels, Restaurants & Leisure (0.2%)
Kuoni Reisen Holding AG(1)	443	170,544
		310,573
UNITED KINGDOM (0.7%)
Beverages (0.5%)
SABMiller PLC	7,816	479,927
Diversified Financial Services (0.2%)
London Stock Exchange Group PLC	5,812	231,456
Specialty Retail (0.0%)
Darty PLC	15,156	37,355
		748,738
UNITED STATES (5.8%)
Airlines (0.1%)
Virgin America, Inc.(1)	2,430	135,327
Auto Components (0.1%)
Federal-Mogul Holdings Corp.(1)	13,236	122,301

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Banks (0.3%)
First Niagara Financial Group, Inc.(2)	15,656	$165,328
FirstMerit Corp.(2)	7,396	163,895
Wilshire Bancorp, Inc.(2)	5,240	56,435
		385,658
Biotechnology (0.2%)
Baxalta, Inc.	4,934	206,981
Chemicals (0.7%)
Airgas, Inc.	1,366	194,573
E.I. Du Pont de Nemours & Co.	5,449	359,144
The Valspar Corp.	2,032	216,794
		770,511
Commercial Services & Supplies (0.2%)
The ADT Corp.	4,521	189,792
Communications Equipment (0.1%)
Ruckus Wireless, Inc.(1),(2)	8,236	113,163
Computers & Peripherals (0.1%)
Lexmark International, Inc. Class A	4,344	167,678
Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.(1)	10,967	85,543
Electric Utilities (0.1%)
The Empire District Electric Co.	3,454	116,296
Electronic Equipment, Instruments & Components (0.3%)
Ingram Micro, Inc., Class A	5,072	177,266
Newport Corp.(1)	4,002	92,006
Rofin-Sinar Technologies, Inc.(1),(2)	2,948	94,896
		364,168
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	6,584	318,402
Food & Staples Retailing (0.2%)
Rite Aid Corp.(1)	26,110	210,185
Gas Utilities (0.5%)
AGL Resources, Inc.	3,507	230,971
Piedmont Natural Gas Co., Inc.	2,900	173,420
Questar Corp.	6,519	163,431
		567,822
Healthcare Equipment & Supplies (0.1%)
Alere, Inc.(1)	2,933	114,387

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Healthcare Providers & Services (0.7%)
Cigna Corp.	2,722	$377,106
Humana, Inc.	1,956	346,349
		723,455
Internet Software & Services (0.1%)
Cvent, Inc.(1)	3,505	123,902
IT Services (0.1%)
Global Payments, Inc.	906	65,401
Machinery (0.1%)
Terex Corp.(2)	6,331	151,248
Media (0.3%)
Cablevision Systems Corp., Class A	6,234	208,153
Carmike Cinemas, Inc.(1),(2)	3,211	96,298
		304,451
Multi-Utilities (0.2%)
TECO Energy, Inc.	7,329	203,526
Oil, Gas & Consumable Fuels (0.2%)
Columbia Pipeline Group, Inc.	8,982	230,119
Real Estate Investment Trusts (0.1%)
Rouse Properties, Inc.	6,077	112,242
Semiconductor Equipment & Products (0.3%)
Fairchild Semiconductor International, Inc.(1)	6,724	134,480
KLA-Tencor Corp.	2,500	174,850
		309,330
Specialty Retail (0.1%)
Office Depot, Inc.(1),(2)	19,060	112,073
Textiles, Apparel & Luxury Goods (0.1%)
Tumi Holdings, Inc.(1),(2)	4,803	128,144
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	6,020	90,541
		6,422,646
TOTAL COMMON STOCKS (Cost $7,988,622)		8,277,321
	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc.(1)	400	52
Shire Pharmaceuticals International(1)	5,532	6,140
TOTAL RIGHTS (Cost $6,140)		6,192

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (86.9%)
State Street Navigator Prime Portfolio, 0.50%(3)	940,604	$940,604
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/02/2016 (Cost $94,490,210)	$94,490	94,490,210
TOTAL SHORT-TERM INVESTMENTS (Cost $95,430,814)		95,430,814
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (94.4%) (Cost $103,425,576)		103,714,327
TOTAL SECURITIES SOLD SHORT (-2.2%) (Proceeds $2,261,785)		(2,397,330)
OTHER ASSETS IN EXCESS OF LIABILITIES (7.8%)		8,584,985
NET ASSETS (100.0%)		$109,901,982
	Number of Shares	Value
SHORT POSITIONS (-2.2%)
COMMON STOCKS (-2.2%)
GERMANY (-0.2%)
Diversified Financial Services (-0.2%)
Deutsche Boerse AG	(2,567)	(211,290)
IRELAND (-0.1%)
Pharmaceuticals (-0.1%)
Shire PLC	(2,194)	(137,261)
NETHERLANDS (-0.3%)
Food & Staples Retailing (-0.3%)
Koninklijke Ahold N.V.	(14,955)	(325,719)
UNITED STATES (-1.6%)
Banks (-0.3%)
BBCN Bancorp, Inc.	(3,686)	(57,575)
Huntington Bancshares, Inc.	(12,720)	(127,963)
KeyCorp	(10,646)	(130,840)
		(316,378)
Chemicals (-0.3%)
The Dow Chemical Co.	(6,986)	(367,533)
Communications Equipment (-0.1%)
Brocade Communications Systems, Inc.	(6,177)	(59,361)
Energy Equipment & Services (-0.3%)
Halliburton Co.	(7,374)	(304,620)
Healthcare Providers & Services (-0.3%)
Aetna, Inc.	(1,638)	(183,898)
Anthem, Inc.	(1,402)	(197,360)
		(381,258)
IT Services (-0.1%)
Global Payments, Inc.	(906)	(65,395)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
SHORT POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Semiconductor Equipment & Products (-0.1%)
Lam Research Corp.	(1,250)	$(95,500)
Specialty Retail (0.0%)
Staples, Inc.	(4,170)	(42,534)
Thrifts & Mortgage Finance (-0.1%)
New York Community Bancorp, Inc.	(6,020)	(90,481)
		(1,723,060)
TOTAL SHORT POSITIONS (Proceeds $2,261,785)		$(2,397,330)

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See note 2-M).

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2016.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
AUD	1,466,438	USD	1,134,715	05/19/16	Societe Generale	$1,134,715	$1,118,368	$(16,347)
EUR	1,573,563	USD	1,784,153	05/19/16	Societe Generale	1,784,153	1,803,107	18,954
JPY	21,828,297	USD	200,923	05/19/16	Societe Generale	200,923	204,070	3,147
NOK	12,565,674	USD	1,531,111	05/19/16	Societe Generale	1,531,111	1,560,387	29,276
NZD	2,761,064	USD	1,915,267	05/19/16	Societe Generale	1,915,267	1,928,978	13,711
USD	2,649,323	CAD	3,403,493	05/18/16	Societe Generale	(2,649,323)	(2,717,129)	(67,806)
USD	75,427	GBP	52,835	05/19/16	Societe Generale	(75,427)	(77,401)	(1,974)
USD	2,164,439	CHF	2,082,688	05/19/16	Societe Generale	(2,164,439)	(2,174,314)	(9,875)
USD	3,445,361	SEK	27,958,069	05/19/16	Societe Generale	(3,445,361)	(3,486,905)	(41,544)
USD	5,772,209	EUR	5,090,895	05/19/16	Societe Generale	(5,772,209)	(5,833,532)	(61,323)
								$(133,781)
Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Jun 2016	19	$2,722,937	$41,325
JPY Currency Futures	USD	Jun 2016	21	2,461,725	116,787
CAD Currency Futures	USD	Jun 2016	31	2,471,940	81,038
AUD Currency Futures	USD	Jun 2016	27	2,048,490	17,692
					$256,842

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	May 2016	2	$268,834	$(4,396)
FTSE 100 Index Futures	GBP	Jun 2016	6	545,998	(13,639)
S&P 500 E Mini Index Futures	USD	Jun 2016	14	1,441,370	10,707
					$(7,328)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Jun 2016	23	2,991,437	$1,330
Long Gilt Futures	GBP	Jun 2016	11	1,927,224	(20,063)
10YR JGB Mini Futures	JPY	Jun 2016	25	3,543,390	8,779
German EURO Bund Futures	EUR	Jun 2016	10	1,854,092	(11,829)
					$(21,783)
Contracts to Sell
Foreign Exchange Contracts
GBP Currency Futures	USD	Jun 2016	(15)	$(1,369,969)	$(35,799)
					$(35,799)
Index Contracts
Nikkei 225 Index Futures OSE	JPY	Jun 2016	(5)	(771,064)	$13,428
EURO Stoxx 50 Index Futures	EUR	Jun 2016	(2)	(68,194)	466
					$13,894
Net unrealized appreciation (depreciation)					$205,826
Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$8,660,805	03/16/17	BNP Paribas	NASDAQ-100 Total Return	Fixed Rate	$(118,077)
USD	$1,755,323	04/18/17	BNP Paribas	Financial Select Sector Index	Fixed Rate	13,850
USD	$101,821	05/17/16	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(10,293)
USD	$1,131,965	05/17/16	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	66,102
USD	$581,869	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(6,344)
USD	$3,331,103	05/17/16	Goldman Sachs	Barclays Hedging Insights Index	Fixed Rate	(29,823)
USD	$593,364	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(1,464)
USD	$699,387	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	1,776

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Total Return Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$784,774	05/17/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	$25,993
USD	$62,208	05/17/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	3,074
USD	$589,000	06/20/16	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fixed Rate	20,117
USD	$300,978	08/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fixed Rate	(2,155)
USD	$268,144	09/16/16	Goldman Sachs	Russell 2000 Total Return Index	Fixed Rate	(1,920)
USD	$2,000,000	09/20/16	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fixed Rate	123,941
USD	$218,893	11/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fixed Rate	(1,567)
USD	$1,700,337	12/07/16	Goldman Sachs	Russell 2000 Total Return Index	Fixed Rate	60,002
USD	$1,486,107	12/08/16	Goldman Sachs	Russell 2000 Total Return Index	Fixed Rate	46,040
USD	$3,169,439	12/16/16	Goldman Sachs	NASDAQ-100 Total Return	Fixed Rate	(157,764)
USD	$1,920,000	12/20/16	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fixed Rate	76,033
USD	$1,423,010	02/17/17	Goldman Sachs	Fee Plus LIBOR	S&P 500 Total Return Index	19,396
USD	$15,124,901	03/16/17	Goldman Sachs	Fee Plus LIBOR	S&P 500 Total Return Index	206,158
USD	$4,378,231	04/17/17	JPMorgan Chase	Russell 2000 Total Return Index	Fixed Rate	142,141
USD	$8,257,873	05/17/16	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	15,495
USD	$6,655,053	05/17/16	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	(9,557)
USD	$8,370,000	06/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fised Rate	444,821
USD	$5,000,000	06/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fixed Rate	271,051
USD	$6,500,000	06/20/16	JPMorgan Chase	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(620,537)
USD	$429,000	09/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fixed Rate	31,278
USD	$3,158,087	04/26/17	Morgan Stanley	NASDAQ-100 Total Return	Fixed Rate	(78,843)
USD	$458,813	04/26/17	Societe Generale	Russell 2000 Total Return Index	Fixed Rate	(7,862)
						$521,062

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Written Options

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
18	S&P 500 Index, Strike @ $2,090	05/20/16	$49,643	$(73,260)	$(23,617)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $940,604 (Cost $103,425,576) (Note 2)	$103,714,327[1]
Cash	75,039
Foreign currency at value (cost $731,488)	741,622
Cash segregated held at brokers for swap contracts and written options (Note 2)	6,777,706
Variation margin receivable on futures contracts (Note 2)	1,653,308
Unrealized appreciation on open swap contracts (Note 2)	1,567,268
Receivable for fund shares sold	113,674
Receivable for investments sold	113,544
Unrealized appreciation on forward currency contracts (Note 2)	65,088
Dividend and interest receivable	1,253
Prepaid expenses and other assets	34,850
Total assets	114,857,679
Liabilities
Investment advisory fee payable (Note 3)	21,398
Administrative services fee payable (Note 3)	10,669
Shareholder servicing/Distribution fee payable (Note 3)	268
Securities sold short, at value (Proceeds $2,261,785) (Note 2)	2,397,330
Unrealized depreciation on open swap contracts (Note 2)	1,046,206
Payable upon return of securities loaned (Note 2)	940,604
Unrealized depreciation on forward currency contracts (Note 2)	198,869
Payable for investments purchased	168,506
Outstanding written options, at value (Proceeds $49,643) (Note 2)	73,260
Interest payable for open swap contracts	14,378
Dividend expense payable on securities sold short	9,313
Trustees' fee payable	6,941
Accrued expenses	67,955
Total liabilities	4,955,697
Net Assets
Capital stock, $.001 par value (Note 6)	10,847
Paid-in capital (Note 6)	110,841,017
Accumulated net investment loss	(353,197)
Accumulated net realized loss on investments, futures contracts, swap contracts, written options, securities sold short and foreign currency transactions	(1,331,816)
Net unrealized appreciation from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency translations	735,131
Net assets	$109,901,982
I Shares
Net assets	$108,894,629
Shares outstanding	10,747,133
Net asset value and offering price per share	$10.13
A Shares
Net assets	$912,116
Shares outstanding	90,553
Net asset value and redemption price per share	$10.07
Maximum offering price per share (net asset value/(1-5.25%))	$10.63
C Shares
Net assets	$95,237
Shares outstanding	9,646
Net asset value, offering price and redemption price per share	$9.87

1  Including $913,745 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Dividends	$98,027
Securities lending (net of rebates) (Note 2)	3,938
Foreign taxes withheld	(27)
Total investment income	101,938
Expenses
Investment advisory fees (Note 3)	415,670
Administrative services fees (Note 3)	48,047
Shareholder servicing/Distribution fees (Note 3)
Class A	1,247
Class C	927
Custodian fees	47,840
Dividend expense for securities sold short	41,610
Transfer agent fees (Note 3)	41,237
Audit and tax fees	24,663
Registration fees	22,674
Legal fees	21,908
Printing fees	16,722
Trustees' fees	14,017
Commitment fees (Note 4)	5,490
Insurance expense	174
Miscellaneous expense	15,474
Total expenses	717,700
Less: fees waived (Note 3)	(298,770)
Net expenses	418,930
Net investment loss	(316,992)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized loss from investments	(809,974)
Net realized gain from investment in affiliated issuer	166,510
Net realized gain from futures contracts	413,527
Net realized loss from swap contracts	(710,987)
Net realized loss from written options	(172,110)
Net realized gain from securities sold short	144,646
Net realized loss from foreign currency transactions	(275,786)
Net change in unrealized appreciation (depreciation) from investments	396,680
Net change in unrealized appreciation (depreciation) from investments in affiliated issuer	(149,163)
Net change in unrealized appreciation (depreciation) from futures contracts	205,826
Net change in unrealized appreciation (depreciation) from swap contracts	517,816
Net change in unrealized appreciation (depreciation) from written options	(23,617)
Net change in unrealized appreciation (depreciation) from securities sold short	(181,662)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(154,822)
Net realized and unrealized loss from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	(633,116)
Net decrease in net assets resulting from operations	$(950,108)

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended April 30, 2016
From Operations
Net investment loss	$(316,992)	$(33,301)
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency transactions	(1,244,174)	341,831
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency translations	611,058	(43,476)
Net increase (decrease) in net assets resulting from operations	(950,108)	265,054
From Dividends and Distributions
Dividends from net investment income
Class I	—	(199,923)
Class A	—	(6,054)
Class C	—	(9,655)
Distributions from net realized gains
Class I	(239,111)	(128,472)
Class A	(3,212)	(4,564)
Class C	(753)	(14,732)
Net decrease in net assets resulting from dividends and distributions	(243,076)	(363,400)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	106,768,037	2,470,503
Reinvestment of dividends and distributions	242,222	360,777
Net asset value of shares redeemed	(9,629,192)	(2,251,494)
Net increase in net assets from capital share transactions	97,381,067	579,786
Net increase in net assets	96,187,883	481,440
Net Assets
Beginning of period	13,714,099	13,232,659
End of period	$109,901,982	$13,714,099
Accumulated net investment loss	$(353,197)	$(36,205)

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.36	$10.42	$10.48[2]	$9.95	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[3]	(0.04)	(0.01)	(0.15)	(0.15)	0.01
Net gain (loss) on investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	(0.17)	0.25	0.42	0.75	(0.06)
Total from investment operations	(0.21)	0.24	0.27	0.60	(0.05)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.18)	—	(0.06)	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.30)	(0.33)	(0.07)	—
Net asset value, end of period	$10.13	$10.36	$10.42	$10.48[2]	$9.95
Total return[4]	(1.98)%	2.33%	2.64%	6.11%	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$108,895	$13,015	$11,451	$5,409	$4,904
Ratio of net expenses to average net assets	0.95%[5]	1.56%	1.85%	1.78%	1.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.86%[5]	1.32%	1.70%	1.70%	1.70%[5]
Ratio of net investment income (loss) to average net assets	(0.72)%[5]	(0.14)%	(1.47)%	(1.49)%	0.21%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%[5]	2.34%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	512%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.31	$10.37	$10.46[2]	$9.93	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.04)	(0.05)	(0.18)	(0.18)	(0.01)
Net gain (loss) on investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	(0.18)	0.26	0.42	0.76	(0.06)
Total from investment operations	(0.22)	0.21	0.24	0.58	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.15)	—	(0.04)	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.27)	(0.33)	(0.05)	—
Net asset value, end of period	$10.07	$10.31	$10.37	$10.46[2]	$9.93
Total return[4]	(2.09)%	2.08%	2.35%	5.96%	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$912	$320	$438	$324	$228
Ratio of net expenses to average net assets	1.21%[5]	1.82%	2.10%	2.03%	2.04%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.11%[5]	1.57%	1.95%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(0.86)%[5]	(0.44)%	(1.73)%	(1.75)%	(0.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[5]	2.33%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	512%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.14	$10.21	$10.37[2]	$9.89	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.03)	(0.12)	(0.25)	(0.25)	(0.06)
Net gain (loss) on investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	(0.22)	0.24	0.42	0.74	(0.05)
Total from investment operations	(0.25)	0.12	0.17	0.49	(0.11)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.07)	—	—	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.19)	(0.33)	(0.01)	—
Net asset value, end of period	$9.87	$10.14	$10.21	$10.37[2]	$9.89
Total return[4]	(2.42)%	1.23%	1.68%	5.15%	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$95	$379	$1,344	$1,745	$1,074
Ratio of net expenses to average net assets	2.03%[5]	2.57%	2.85%	2.77%	2.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.94%[5]	2.32%	2.70%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(0.55)%[5]	(1.20)%	(2.48)%	(2.49)%	(1.00)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.92%[5]	2.33%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	512%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2016, the Fund held $8,003,136 in the Subsidiary, representing 7.3% of the Fund's consolidated net assets. For the six months ended April 30, 2016, the net realized loss on securities held in the Subsidiary was $97,748.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$6,533,429	$1,743,892	$—	$8,277,321
Rights	—	—	6,192	6,192
Short-term Investments	—	95,430,814	—	95,430,814
	$6,533,429	$97,174,706	$6,192	$103,714,327
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$65,088	$—	$65,088
Futures Contracts	291,552	—	—	291,552
Swap Contracts	—	1,567,268	—	1,567,268
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$1,723,060	$674,270	$—	$2,397,330
Other Financial Instruments*
Forward Foreign Currency Contracts	—	198,869	—	198,869
Futures Contracts	85,726	—	—	85,726
Swap Contracts	—	1,046,206	—	1,046,206
Written Options	73,260	—	—	73,260

*Other financial instruments include unrealized appreciation (depreciation) on forwards, futures and swap contracts. Written options is reported at value.

As of April 30, 2016, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fair Values of Derivative Instruments as of April 30, 2016.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$65,088		Unrealized depreciation on forward currency contracts	$198,869
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	256,842	*	Unrealized depreciation on futures contracts	35,799	*
Index Contracts	Unrealized appreciation on futures contracts	24,601	*	Unrealized depreciation on futures contracts	18,035	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	10,109	*	Unrealized depreciation on futures contracts	31,892	*
Index Contracts	Unrealized appreciation on open swap contracts	1,567,268		Unrealized depreciation on open swap contracts	1,046,206
Equity Contracts	Unrealized appreciation on written options	—		Unrealized depreciation on written options	23,617
		$1,923,908			$1,354,418

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. The current day's variation margin reported within the Consolidated Statement of Assets and Liabilities includes the cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Instruments on the consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from foreign currency*	$(394,062)	Net change in unrealized appreciation (depreciation) from foreign currency transactions*	$(167,245)
Foreign Exchange Contracts	Net realized gain from futures contracts	137,845	Net change in unrealized appreciation (depreciation) from futures contracts	221,043
Index Contracts	Net realized loss from futures contracts	(92,448)	Net change in unrealized appreciation (depreciation) from futures contracts	6,566
Interest Rate Contracts	Net realized gain from futures contracts	368,130	Net change in unrealized appreciation (depreciation) from futures contracts	(21,783)
Index Contracts	Net realized loss from swap contracts	(710,987)	Net change in unrealized appreciation (depreciation) from swap contracts	517,816
Equity Contracts	Net realized loss from written options	(172,110)	Net change in unrealized appreciation (depreciation) from written options	(23,617)
		$(863,632)		$532,780

*Statement of Operations includes both forward currency contracts and foreign currency transactions/translations.

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The value amount of forward foreign currency contracts, the notional amount of future contracts, swap contracts and the value amount of written options at the six months ended April 30, 2016 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2016, the Fund held average monthly value on a net basis of $9,175,434 in forward foreign currency contracts and average monthly notional value on a net basis of $16,439,900 and $7,622,866 in long futures contracts and short future contracts and $58,632,603 in swap contracts, respectively. For the six months ended April 30, 2016, the Fund received average monthly premiums of $42,911 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
BNP Paribas	$13,850	$(13,850)	$—	$—	$—
Goldman Sachs	648,632	(284,590)	—	—	364,042
JPMorgan Chase	904,786	(630,094)	—	—	274,692
Societe Generale	65,088	(65,088)	—	—	—
	$1,632,356	$(993,622)	$—	$—	$638,734

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities
BNP Paribas	$118,077	$(13,850)	$—	$(104,227)	$—
Goldman Sachs	284,590	(284,590)	—	—	—
JPMorgan Chase	630,094	(630,094)	—	—	—
Morgan Stanley	78,843	—	—	(78,843)	—
Societe Generale	206,731	(65,088)	—	(141,643)	—
	$1,318,335	$(993,622)	$—	$(324,731)	$—

(a)  Swap contracts, written options and Forward foreign currency exchange contracts are included. Written options is reported at market value.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund's unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

(c)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities and securities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2016, the amount of restricted cash held at brokers was $0.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $0.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward foreign currency

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts at April 30, 2016 are disclosed in the Consolidated Schedule of Investments.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers and centrally cleared swaps for the Fund were $5,960,000 and 0, respectively.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchanged traded written options are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $817,706.

For the six months ended April 30, 2016, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2015	—	$—
Options written	28	85,823
Options bought back	(10)	(36,180)
Options exercised	—	—
Options expired	—	—
Written Options, outstanding as of April 30, 2016	18	$49,643

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2016, the Fund had investment securities on loan with a

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

fair value of $913,745 and a related liability of $940,604 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended April 30, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $5,218, of which $582 was rebated to borrowers (brokers). The Fund retained $3,938 in income from the cash collateral investment, and SSB, as lending agent, was paid $698. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidatedfinancial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

P) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $415,670 and $298,770, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

Credit Suisse voluntarily waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed the following amounts. The Fund entered into a written contract effective November 18, 2015, to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/expense reimbursements subject to repayment*	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$1,055,735	$290,327	$201,552	$276,384	$287,472
Class A	35,682	15,111	9,091	8,041	3,439
Class C	161,460	95,562	38,016	27,045	837
Totals	$1,252,877	$401,000	$248,659	$311,470	$291,748

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $39,379.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $8,668.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $1,247 for Class A shares and $927 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $15,692, which is included within transfer agent fees on theConsolidated Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $235 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Affiliated Issuers — The Fund may invest in other Credit Suisse Funds ('Underlying Credit Suisse Funds"). The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 0% of the Fund's consolidated net assets in Underlying Credit Suisse Funds. Investments in Underlying Credit Suisse Funds are valued at the Underlying Credit Suisse Funds's net asset value per share ("NAV") as of the report date. A summary of the Fund's transactions with an affiliated Underlying Credit Suisse Fund during the six months ended April 30, 2016 is as follows:

Issuer	Value of Affiliate at 10/31/2015	Purchases	Sales	Gain (Loss)	Dividend Income	Net Realized Gain Distribution	Value of Affiliate at 04/30/2016
Credit Suisse Managed Futures Strategy Fund	$1,176,562	$—	$1,193,910	$166,510	$—	$—	$—

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 4. Line of Credit (continued)

first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities
Purchases	Sales
$27,033,208	$27,582,731

Securities sold short and purchases to cover securities sold short were as follows:

Investment Securities
Purchases to Cover	Securities Sold Short
$7,535,252	$8,409,181

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	10,332,427	$105,529,839	232,051	$2,428,772
Shares issued in reinvestment of dividends and distributions	23,731	238,966	31,896	326,614
Shares redeemed	(865,526)	(8,724,728)	(106,081)	(1,112,983)
Net increase	9,490,632	$97,044,077	157,866	$1,642,403

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	121,776	$1,238,198	3,384	$35,067
Shares issued in reinvestment of dividends and distributions	260	2,609	1,040	10,618
Shares redeemed	(62,545)	(629,271)	(15,566)	(158,806)
Net increase (decrease)	59,491	$611,536	(11,142)	$(113,121)
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	634	$6,664
Shares issued in reinvestment of dividends and distributions	66	647	2,342	23,545
Shares redeemed	(27,774)	(275,193)	(97,202)	(979,705)
Net decrease	(27,708)	$(274,546)	(94,226)	$(949,496)

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3		91%
Class A	4	*	75%
Class C	2	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

42

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.95% of the Fund's average daily net assets (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10%, 1.85% and 0.85% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also reviewed and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

43

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

44

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were below the median contractual management fees of the Expense Group, and the Combined Net Advisory Fee and co-administration fee were below the median net management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on March 30, 2012 and therefore performance information was shown for the one, two and three year periods ended August 31, 2015. Fund performance was above the median of its Performance Group for all periods and was above the median of its Performance Universe for all periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

45

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

46

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

47

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

48

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

49

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/2016

Fund & Benchmark	Performance
Class I1	0.95%
Class A1,2	0.84%
Class B1,2	0.47%
Class C1,2	0.47%
Credit Suisse Leveraged Loan Index[3]	1.36%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period overall

The six-month period ended April 30, 2016 was a mixed one for the senior secured loan asset class, with the Credit Suisse Leveraged Loan Index, the Fund's benchmark, returning 1.36%. The discount margin for senior loans, using a three-year average life assumption, tightened 0.46% to end the period at +578 basis points. Returns represented mostly coupon clipping, as the average price of the index finished the period at 92.87% (down by 0.19%).

Globally, risk assets have experienced significant volatility over the last six months, as they tracked the price of oil — and loans were no exception. Although asset class returns finished the period at +1.36%, from November through February returns were -3.08%. Only March and April's positive 4.59% returns offset these four months of losses. This volatility contributed to the slow-down in the new issue market. There was only $86 billion of institutional issuance during the period, as compared to $144 billion for the previous six months.

On the demand side, the asset class experienced prime fund net outflows of $18.1 billion, as compared to $10.95 billion in outflows over the previous period according to S&P Capital Leveraged Commentary & Data. More importantly, collateralized loan obligation ("CLO") issuance has slowed down significantly. In fact, issuance of $25.3 billion from November 2015 through April 2016 compares to $44.7 billion over the previous six months — and $60.5 billion during the same period in the prior year. Volatility in the underlying loan assets made

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

it difficult for many CLO managers to structure new deals — and underwriters have decreased their issuance expectations for 2016.

Strategic Review and Outlook: Improving market sentiment

For the six-month period ended April 30, 2016, the Fund underperformed its benchmark. While credit selection in loans contributed to overall returns, CLO allocation detracted from relative returns. Additionally, although the Fund's exposure to B-rated investments contributed to relative returns, CC-rated investments detracted from them.

Market sentiment improved as stabilization in equity returns and an improvement in commodity metals and oil prices contributed to credit asset class strength. Though CLO issuance has been weak and retail funds have experienced outflows, new issuance supply has also been slow. Taken together, this has contributed to strength in the secondary market.

With the current rally in the loan market, we believe valuations to be fair. Parts of the market continue to be attractive — and we have found some opportunities in the primary market. We believe potential volatility in the near term could persist as we focus on upcoming U.S. presidential elections, the aftermath of United Kingdom's vote to exit the European Union, mixed macroeconomic data out of China, as well as the path of the Federal Reserve.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (4.00)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (3.47)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (0.52)%.

2   The Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	5 Years	10 Years
Class I Class	0.62%	3.78%	5.78%
Class A Without Sales Charge	0.25%	3.51%	5.51%
Class A With Maximum Sales Charge	(4.57)%	2.50%	5.00%
Class B Without CDSC	(0.33)%	2.81%	4.76%
Class B With CDSC	(4.18)%	2.81%	4.76%
Class C Without CDSC	(0.49)%	2.71%	4.71%
Class C With CDSC	(1.45)%	2.71%	4.71%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.78% for Class I shares, 1.03% for Class A shares, 1.78% for Class B shares and 1.78% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,009.50	$1,008.40	$1,004.70	$1,004.70
Expenses Paid per $1,000*	$3.50	$4.74	$8.47	$8.47
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,021.38	$1,020.14	$1,016.41	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52	$8.52
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2016)

S&P Ratings**
AA+	1.2%
BBB	5.0
BB	30.8
B	49.1
CCC	5.6
CC	0.1
D	0.1
NR	1.4
Subtotal	93.3
Equity and Other[1]	0.0
Short-Term Investments[2]	6.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on S&P Ratings. S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P Ratings

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (80.1%)
Advertising (0.9%)
$5,503	MH Sub I LLC(1)	(B, B1)	07/08/21	4.750	$5,498,166
4,980	MH Sub I LLC(1)	(CCC+, Caa1)	07/08/22	8.500	4,712,350
12,745	WMG Acquisition Corp.(1)	(B, B1)	07/01/20	3.750	12,630,983
					22,841,499
Aerospace & Defense (0.6%)
2,000	CPI International, Inc.(1)	(B, B1)	11/17/17	4.250	1,905,000
16,125	Sequa Corp.(1)	(CCC+, Caa1)	06/19/17	5.250	12,382,770
					14,287,770
Air Transportation (0.3%)
5,000	American Airlines, Inc.(1)	(BB+, Ba1)	06/27/20	3.250	4,981,275
2,980	United Airlines, Inc.(1)	(BB+, Ba1)	04/01/19	3.250	2,984,921
					7,966,196
Auto Parts & Equipment (0.9%)
6,896	Affinia Group Intermediate Holdings, Inc.(1)	(B, B2)	04/27/20	6.000	6,895,747
10,012	CS Intermediate Holdco 2 LLC(1)	(BB-, B1)	04/04/21	4.000	10,027,472
3,762	U.S. Farathane LLC(1)	(B+, B2)	12/23/21	6.750	3,776,484
3,500	Wand Intermediate I LP(1),(2)	(CCC+, Caa1)	09/19/22	8.250	3,150,000
					23,849,703
Automakers (0.8%)
8,523	Chrysler Group LLC(1)	(BBB-, Ba1)	12/31/18	3.250	8,526,982
7,463	TI Group Automotive Systems LLC(1),(3)	(BB, Ba3)	06/30/22	4.500	8,485,716
3,980	TI Group Automotive Systems LLC(1)	(BB, Ba3)	06/30/22	4.500	3,984,995
					20,997,693
Banking (0.3%)
7,273	Citco Funding LLC(1)	(NR, Ba3)	06/29/18	4.250	7,279,023
Building & Construction (0.4%)
2,985	Hi-Crush Partners LP(1),(2)	(BB-, Caa1)	04/28/21	4.750	2,035,256
8,728	PGT, Inc.(1)	(B+, B2)	02/16/22	6.750	8,624,478
					10,659,734
Building Materials (1.9%)
10,898	Headwaters, Inc.(1)	(BB, Ba3)	03/24/22	4.500	10,979,383
3,831	Jeld-Wen, Inc.(1)	(B, B1)	07/01/22	4.750	3,845,135
6,965	LBM Borrower LLC(1)	(B+, B3)	08/20/22	6.250	6,744,453
4,799	Mannington Mills, Inc.(1)	(BB-, B1)	10/01/21	4.750	4,726,795
6,165	Priso Acquisition Corp.(1)	(B+, B2)	05/08/22	4.500	6,126,926
5,262	Summit Materials Cos. I LLC(1)	(BB, Ba3)	07/17/22	4.000	5,267,771
10,849	Wilsonart LLC(1)	(B+, B2)	10/31/19	4.000	10,846,945
					48,537,408

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Cable & Satellite TV (2.7%)
$5,458	Altice Financing S.A.(1)	(BB-, B1)	07/02/19	5.500	$5,511,557
2,084	Altice Financing S.A.(1)	(BB-, B1)	02/04/22	5.250	2,092,587
7,478	Altice U.S. Finance I Corp.(1)	(BB-, B1)	12/14/22	4.250	7,488,716
6,750	CCO Safari III LLC(1)	(BBB-, Ba1)	01/24/23	3.500	6,789,791
1,990	Charter Communications Operating LLC(1)	(BB+, Baa3)	01/04/21	3.000	1,988,934
6,180	Neptune Finco Corp.(1)	(BB-, Ba1)	10/09/22	5.000	6,219,923
1,940	Numericable Group S.A.(1)	(B+, B1)	07/31/22	4.563	1,941,763
9,925	Onex Wizard U.S. Acquisition, Inc.(1)	(B+, B1)	03/13/22	4.250	9,926,865
2,500	Virgin Media Investment Holdings Ltd.(1),(4)	(BB-, Ba3)	06/30/23	4.250	3,633,833
10,201	WideOpenWest Finance LLC(1)	(B, Ba3)	04/01/19	4.500	10,174,119
5,487	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.601	5,475,506
3,336	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.650	3,329,298
5,177	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.652	5,166,357
					69,739,249
Chemicals (7.9%)
2,225	Allnex (Luxembourg) & Cy S.C.A.(1)	(B+, B1)	10/03/19	4.500	2,222,020
1,154	Allnex U.S.A., Inc.(1)	(B+, B1)	10/03/19	4.500	1,152,901
13,964	Ascend Performance Materials Operations LLC(1)	(B, B2)	04/10/18	6.750	13,440,636
5,025	Azelis Finance S.A.(1)	(B+, B2)	12/15/22	6.500	5,043,750
4,356	Chemstralia Pty Ltd.(1)	(BB-, B1)	02/28/22	7.250	4,312,440
13,521	Chromaflo Technologies Corp.(1)	(B-, B2)	12/02/19	4.500	13,216,550
4,127	Chromaflo Technologies Corp.(1)	(CCC+, Caa2)	06/02/20	8.250	3,198,738
2,911	Colouroz Investment 2 LLC(1)	(B-, Caa1)	09/06/22	8.250	2,693,050
1,995	Flint Group GmbH(1),(3)	(B+, NR)	09/07/21	4.250	2,272,405
15,795	Gemini HDPE LLC(1)	(B+, Ba2)	08/07/21	4.750	15,794,816
2,500	Gruden Acquisition, Inc.(1),(2)	(CCC, Caa1)	07/20/23	9.500	1,875,000
12,183	Houghton International, Inc.(1)	(B+, B1)	12/20/19	4.250	11,878,029
3,870	Houghton International, Inc.(1)	(B-, Caa1)	12/20/20	9.750	3,691,012
7,250	Huntsman International LLC(1)	(BB, Ba2)	04/01/23	4.250	7,308,942
1,985	Ineos Group Holdings S.A.(1),(3)	(BB-, Ba3)	12/15/20	4.000	2,247,021
12,546	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	05/04/18	3.750	12,542,986
332	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	03/31/22	4.250	330,391
4,209	Minerals Technologies, Inc.(1)	(BB, Ba2)	05/09/21	3.750	4,209,858
12,824	Nexeo Solutions LLC(1)	(B, B2)	09/08/17	5.000	12,811,671
5,970	Osmose Holdings, Inc.(1)	(B, B2)	08/21/22	4.750	5,921,524
3,900	OXEA Finance & Cy S.C.A.(1),(3)	(B+, B2)	01/15/20	4.500	4,439,414
8,288	OXEA Finance LLC(1)	(B+, B2)	01/15/20	4.250	8,246,361
5,681	PQ Corp.(1)	(B+, B2)	08/07/17	4.000	5,678,473
6,061	Ravago Holdings America, Inc.(1)	(BB-, B2)	12/20/20	5.500	6,091,458
2,466	Solenis International LP(1)	(B, B2)	07/31/21	4.250	2,447,725
5,499	Solenis International LP(1)	(B-, Caa1)	07/31/22	7.750	5,018,115
2,518	Sonneborn LLC(1)	(B, B1)	12/10/20	4.750	2,512,145
444	Sonneborn Refined Products B.V.(1)	(B, B1)	12/10/20	4.750	443,320
5,471	The Chemours Co.(1)	(BB+, Ba1)	05/12/22	3.750	5,342,645
11,073	Tronox Pigments (Netherlands) B.V.(1)	(BB, B1)	03/19/20	4.500	10,745,608

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$9,043	U.S. Silica Co.(1)	(B, B2)	07/23/20	4.000	$8,093,232
7,714	Univar, Inc.(1)	(BB-, B2)	07/01/22	4.250	7,640,733
9,399	UTEX Industries, Inc.(1)	(CCC+, Caa1)	05/22/21	5.000	7,425,596
1,430	Vantage Specialty Chemicals, Inc.(1),(2)	(B-, B2)	02/10/19	5.000	1,419,653
					201,708,218
Consumer/Commercial/Lease Financing (0.4%)
9,866	Ipreo Holdings LLC(1)	(B+, B1)	08/06/21	4.000	9,440,868
Department Stores (0.3%)
8,400	Dollar Tree, Inc.(1)	(BBB, Ba1)	07/06/22	4.250	8,432,382
Discount Stores (0.1%)
5,693	99 Cents Only Stores(1)	(B-, Caa1)	01/11/19	4.500	3,643,778
Diversified Capital Goods (0.5%)
1,219	Douglas Dynamics Holdings, Inc.(1)	(BB-, B1)	12/31/21	5.250	1,220,932
3,850	Horizon Global Corp.(1)	(B, B2)	06/30/21	7.000	3,792,250
7,749	Husky Injection Molding Systems Ltd.(1)	(B, B1)	06/30/21	4.250	7,713,731
					12,726,913
Electronics (2.4%)
28,750	Avago Technologies Cayman Ltd.(1)	(BBB, Ba1)	02/01/23	4.250	28,809,081
6,029	Excelitas Technologies Corp.(1)	(B-, B3)	10/31/20	6.000	5,621,727
12,640	Microsemi Corp.(1)	(BB-, Ba2)	01/15/23	5.250	12,746,148
7,250	MKS Instruments, Inc.(1)	(BB, Ba2)	05/01/23	4.750	7,283,205
6,368	Sophia LP(1)	(B, B2)	09/30/22	4.750	6,366,210
					60,826,371
Energy - Exploration & Production (0.3%)
4,000	Chief Exploration & Development LLC(1)	(NR, NR)	05/16/21	7.500	3,035,000
2,000	EP Energy LLC(1)	(B-, B2)	05/24/18	3.500	1,600,000
6,100	W&T Offshore, Inc.(1)	(CCC+, Caa2)	05/01/20	9.000	3,375,313
					8,010,313
Environmental (0.1%)
2,958	PSC Industrial Holdings Corp.(1)	(B+, B1)	12/05/20	5.750	2,868,824
Food & Drug Retailers (0.8%)
2,970	Albertson's LLC(1)	(BB, Ba3)	03/21/19	5.500	2,979,979
4,534	Albertson's LLC(1)	(BB, Ba3)	08/25/19	5.125	4,546,590
9,427	Albertson's LLC(1)	(BB, Ba3)	08/25/21	5.500	9,475,199
4,251	Smart & Final Stores LLC(1)	(B+, B3)	11/15/19	4.000	4,254,736
					21,256,504
Food - Wholesale (0.9%)
12,477	Allflex Holdings III, Inc.(1)	(B, B2)	07/20/20	4.250	12,453,447
1,650	CSM Bakery Solutions LLC(1)	(CCC+, B3)	07/03/21	8.750	1,551,000
2,500	Del Monte Foods, Inc.(1)	(CCC, Caa1)	08/18/21	8.250	1,875,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale
$2,105	Dole Food Co., Inc.(1)	(B-, B1)	11/01/18	4.500	$2,106,507
4,688	JBS U.S.A. LLC(1)	(BB+, Ba1)	10/30/22	4.000	4,694,110
					22,680,064
Forestry & Paper (0.2%)
4,342	Prolampac Intermediate, Inc.(1)	(B, B3)	08/18/22	5.750	4,320,357
1,750	Prolampac Intermediate, Inc.(1)	(CCC+, Caa2)	08/18/23	9.250	1,592,500
					5,912,857
Gaming (1.5%)
10,920	Amaya Holdings B.V.(1)	(BB, B1)	08/01/21	5.000	10,496,019
4,988	CBAC Borrower LLC(1)	(B-, Caa1)	07/02/20	8.250	4,675,781
5,013	MGM Growth Properties LLC(1)	(BB, B1)	04/25/23	4.000	5,048,471
12,015	ROC Finance LLC(1)	(B+, B2)	06/20/19	5.000	11,474,790
6,290	The Intertain Group Ltd.(1)	(BB, B2)	04/08/22	7.500	6,227,100
					37,922,161
Gas Distribution (0.3%)
3,718	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	4.000	3,555,000
3,000	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	3.250	2,833,755
					6,388,755
Health Facilities (2.5%)
4,963	Community Health Systems, Inc.(1)	(BB, Ba2)	12/31/19	3.750	4,898,236
4,396	Community Health Systems, Inc.(1)	(BB, Ba2)	01/27/21	4.000	4,339,355
15,597	Drumm Investors LLC(1)	(B, Caa1)	05/04/18	9.500	15,232,994
5,500	HCA, Inc.(1)	(BBB-, Ba1)	03/17/23	3.685	5,546,247
10,735	Heartland Dental LLC(1)	(B-, B1)	12/21/18	5.500	10,654,809
6,948	Iasis Healthcare LLC(1)	(B, Ba3)	05/03/18	4.500	6,950,581
8,850	Premier Dental Services, Inc.(1)	(CCC+, Caa1)	11/01/18	7.500	8,186,645
7,425	Surgical Care Affiliates, Inc.(1)	(B+, Ba3)	03/17/22	4.250	7,434,281
					63,243,148
Health Services (3.8%)
13,745	ABB Concise Optical Group LLC(1)	(B+, B3)	02/06/19	4.504	13,633,676
9,240	DPx Holdings B.V.(1)	(B, B1)	03/11/21	4.250	9,176,774
15,477	Emdeon Business Services LLC(1)	(B+, Ba3)	11/02/18	3.750	15,505,837
8,222	Envision Healthcare Corp.(1)	(BB-, B1)	10/28/22	4.500	8,259,445
14,647	Kinetic Concepts, Inc.(1)	(BB-, Ba3)	05/04/18	4.500	14,667,006
1,794	MSO of Puerto Rico, Inc.(1)	(B-, B3)	12/12/17	9.750	1,188,332
15,045	Onex Carestream Finance LP(1)	(B+, B1)	06/07/19	5.000	14,517,968
3,750	Phillips-Medisize Corp.(1)	(CCC+, Caa2)	06/16/22	8.250	3,412,500
11,860	Surgery Center Holdings, Inc.(1)	(B, B2)	11/03/20	5.250	11,900,723
7,538	Valitas Health Services, Inc.(1),(2)	(CCC, Caa2)	06/02/17	6.000	4,146,090
					96,408,351

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels (2.1%)
$4,250	Compass Holdco 2 Ltd.(1),(4)	(B+, B1)	11/10/22	5.840	$6,241,394
18,000	Hilton Worldwide Finance LLC(1)	(BBB-, Ba2)	10/26/20	3.500	18,088,020
16,761	La Quinta Intermediate Holdings LLC(1)	(BB, B1)	04/14/21	3.750	16,572,595
11,939	Playa Resorts Holding B.V.(1)	(BB-, B2)	08/09/19	4.000	11,759,694
					52,661,703
Insurance Brokerage (1.6%)
11,188	Acrisure LLC(1)	(B, B2)	05/19/22	6.500	11,103,910
5,484	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	4.500	5,447,571
9,712	Hub International Ltd.(1)	(B, Ba3)	10/02/20	4.250	9,625,047
3,516	Hyperion Insurance Group Ltd.(1)	(B, B1)	04/29/22	5.500	3,483,321
12,426	National Financial Partners Corp.(1)	(B, B1)	07/01/20	4.500	12,333,102
					41,992,951
Investments & Misc. Financial Services (2.1%)
15,415	Altisource Solutions Sarl(1)	(B+, B3)	12/09/20	4.500	13,546,079
2,000	First American Payment Systems LP(1)	(CCC+, Caa1)	04/11/19	10.750	1,930,000
4,046	Hamilton Lane Advisors LLC(1)	(BB+, Ba3)	07/09/22	4.250	4,051,215
1,911	Liquidnet Holdings, Inc.(1)	(B, B2)	05/22/19	7.750	1,901,245
1,995	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/19	3.250	1,963,689
4,190	LPL Holdings, Inc.(1)	(BB-, Ba3)	11/20/22	4.750	4,171,171
14,692	USI, Inc.(1)	(B, B1)	12/27/19	4.250	14,554,421
6,890	VFH Parent LLC(1)	(NR, Ba3)	11/06/19	5.250	6,906,834
5,000	Walter Investment Management Corp.(1)	(BB-, B3)	12/19/20	4.750	4,401,575
					53,426,229
Machinery (1.1%)
4,250	Blount International, Inc.(1)	(B+, B1)	04/12/23	7.250	4,250,000
1,500	CPM Holdings, Inc.(1),(2)	(B, Caa1)	04/10/23	10.250	1,425,000
4,828	CPM Holdings, Inc.(1)	(B+, B1)	04/11/22	6.000	4,803,362
4,431	Manitowoc Foodservice, Inc.(1)	(B+, B1)	03/03/23	5.750	4,493,088
11,834	Rexnord LLC(1)	(BB-, B2)	08/21/20	4.000	11,781,564
					26,753,014
Managed Care (0.5%)
6,927	GENEX Holdings, Inc.(1)	(B, B2)	05/30/21	5.250	6,896,921
4,132	Sedgwick Claims Management Services, Inc.(1)	(B, B1)	02/28/21	5.250	4,155,110
1,350	Sedgwick Claims Management Services, Inc.(1)	(CCC+, Caa2)	02/28/22	6.750	1,289,250
					12,341,281
Media - Diversified (0.3%)
5,000	All3Media International(1),(4)	(B+, B2)	06/30/21	5.250	6,803,952
Media Content (0.6%)
1,750	DLG Acquisitions Ltd.(1),(3)	(B-, Caa2)	06/30/22	8.250	1,825,222
2,870	Inter Media Communication Srl(1),(3)	(B, NR)	05/28/19	5.500	3,122,322

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media Content
$5,042	Mission Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	$5,044,849
5,717	Nexstar Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	5,720,938
					15,713,331
Medical Products (0.6%)
9,458	Alere, Inc.(1)	(B+, Ba3)	06/18/22	4.250	9,388,519
5,970	Sterigenics-Nordion Holdings LLC(1)	(B, B1)	05/15/22	4.250	5,970,000
					15,358,519
Metals & Mining - Excluding Steel (2.2%)
1,452	CeramTec Acquisition Corp.(1)	(B, Ba3)	08/30/20	4.250	1,452,642
17,819	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	4.250	17,830,057
16,697	FMG Resources (August 2006) Pty. Ltd.(1)	(BB+, Ba2)	06/30/19	4.250	15,780,889
2,087	H.C. Starck GmbH(1),(3)	(NR, NR)	05/30/20	8.000	2,217,262
16,840	Noranda Aluminum Acquisition Corp.(1)	(NR, NR)	02/28/19	5.750	6,062,325
12,425	Novelis, Inc.(1)	(BB, Ba2)	06/02/22	4.000	12,380,763
					55,723,938
Oil Field Equipment & Services (1.2%)
15,194	BakerCorp International, Inc.(1)	(B, B2)	02/07/20	4.250	13,902,339
9,949	Drillships Financing Holding, Inc.(1)	(CCC+, Caa2)	03/31/21	6.000	4,874,936
6,269	McJunkin Red Man Corp.(1)	(B+, B2)	11/08/19	4.750	6,117,931
14,025	Pacific Drilling S.A.(1)	(B, Caa2)	06/03/18	4.500	4,163,572
3,500	Shelf Drilling Holdings Ltd.(1)	(B-, B3)	10/08/18	10.000	1,837,500
					30,896,278
Oil Refining & Marketing (1.0%)
17,166	Philadelphia Energy Solutions LLC(1)	(BB-, B1)	04/04/18	6.250	16,372,356
5,949	Seadrill Partners Finco LLC(1)	(B-, Caa2)	02/21/21	4.000	2,974,658
6,964	Western Refining, Inc.(1)	(BB-, B1)	11/12/20	4.250	6,912,178
					26,259,192
Packaging (1.6%)
4,590	Anchor Glass Container Corp.(1)	(BB, B2)	07/01/22	4.250	4,608,309
3,225	Ardagh Holdings U.S.A., Inc.(1)	(B+, Ba3)	12/17/19	4.000	3,225,816
13,099	Berry Plastics Holding Corp.(1)	(BB, Ba3)	02/08/20	3.500	13,114,708
2,875	Berry Plastics Holding Corp.(1)	(BB, Ba3)	01/06/21	3.750	2,882,994
4,678	BWAY Holding Company, Inc.(1)	(B-, B2)	08/14/20	5.500	4,673,418
5,888	Clondalkin Group Ltd.(1)	(B, B2)	05/31/20	4.750	5,858,174
6,503	Hilex Poly Co. LLC(1)	(B, B1)	12/05/21	6.000	6,515,318
					40,878,737
Personal & Household Products (1.3%)
5,000	Brickman Group Ltd. LLC(1)	(CCC+, Caa1)	12/17/21	7.500	4,918,750
2,100	Galleria Co.(1)	(BBB-, Ba1)	01/26/23	3.750	2,106,237
13,299	NBTY, Inc.(1)	(B+, Ba3)	10/01/17	5.000	13,296,489
11,829	Serta Simmons Holdings LLC(1)	(BB-, B1)	10/01/19	4.250	11,875,954
					32,197,430

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (2.4%)
$5,970	Albany Molecular Research, Inc.(1)	(B+, B1)	07/16/21	5.750	$5,992,388
8,604	Alvogen Pharma U.S., Inc.(1)	(B, B3)	04/02/22	6.000	8,603,937
7,800	AMAG Pharmaceuticals, Inc.(1)	(BB, Ba2)	08/13/21	4.750	7,770,750
6,620	Amneal Pharmaceuticals LLC(1)	(BB-, B1)	11/01/19	4.500	6,622,406
6,149	Capsugel Holdings U.S., Inc.(1)	(B+, B1)	07/31/21	4.000	6,167,472
3,672	eResearchTechnology, Inc.(1)	(B, B2)	05/08/22	7.000	3,678,383
11,517	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	12/11/19	4.750	11,249,396
2,967	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	08/05/20	4.750	2,891,461
9,336	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	04/01/22	5.000	9,120,826
					62,097,019
Printing & Publishing (0.6%)
8,386	Harland Clarke Holdings Corp.(1)	(BB-, B1)	06/30/17	5.881	8,347,297
5,269	Harland Clarke Holdings Corp.(1)	(BB-, B1)	05/22/18	7.000	5,225,446
1,464	Harland Clarke Holdings Corp.(1)	(BB-, B1)	08/04/19	6.000	1,439,511
					15,012,254
Real Estate Development & Management (0.2%)
5,849	SRS Distribution, Inc.(1)	(B, B2)	08/25/22	5.250	5,878,667
Real Estate Investment Trusts (0.2%)
5,558	DTZ U.S. Borrower LLC(1)	(B+, B1)	11/04/21	4.250	5,560,307
Recreation & Travel (1.4%)
7,064	ClubCorp Club Operations, Inc.(1)	(BB-, Ba3)	12/15/22	4.250	7,077,790
16,484	Intrawest Operations Group LLC(1)	(B+, B2)	12/09/20	5.000	16,517,895
6,000	Legendary Pictures Funding LLC(1),(2)	(B, NR)	04/22/20	7.000	5,925,000
2,000	Samsonite International S.A.(1)	(BBB-, Ba2)	04/13/23	4.000	2,018,500
4,913	World Triathlon Corp.(1)	(B, B2)	06/26/21	5.250	4,900,219
					36,439,404
Restaurants (0.9%)
21,590	B.C. Unlimited Liability Co.(1)	(B+, Ba3)	12/10/21	3.750	21,660,616
Software - Services (11.1%)
3,903	Applied Systems, Inc.(1)	(B+, B1)	01/25/21	4.000	3,897,686
10,447	Aricent Technologies(1)	(B, B1)	04/14/21	5.500	9,559,224
4,530	Aricent Technologies(1),(2)	(CCC+, Caa1)	04/14/22	9.500	3,986,400
9,734	Blue Coat Holdings, Inc.(1)	(B-, B2)	05/20/22	4.500	9,701,753
1,000	Camp International Holding Co.(1)	(CCC, Caa2)	11/30/19	8.250	978,750
10,147	Camp International Holding Co.(1)	(B-, B2)	05/31/19	4.750	10,083,391
17,629	CCC Information Services, Inc.(1)	(B+, B1)	12/20/19	4.000	17,563,295
14,890	Dell International LLC(1)	(BBB, Ba1)	04/29/20	4.000	14,906,042
13,386	Deltek, Inc.(1)	(B, B1)	06/25/22	5.000	13,436,494
9,282	Duff & Phelps Investment Management Co.(1)	(B, B2)	04/23/20	4.750	9,259,185
4,100	Duff & Phelps Investment Management Co.(1)	(CCC+, Caa1)	04/23/21	9.500	3,956,500
6,178	EagleView Technology Corp.(1)	(B, B2)	07/22/22	5.250	6,100,380
4,963	Aptos, Inc.(1),(2)	(B, B3)	06/23/22	6.000	4,937,688

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$13,406	Epicor Software Corp.(1)	(B, B2)	06/01/22	4.750	$12,916,904
10,083	Evertec Group LLC(1)	(BB-, B1)	04/17/20	3.250	9,830,882
1,078	Evertec Group LLC(1)	(BB-, B1)	04/17/18	2.691	1,024,312
12,060	First Data Corp.(1)	(BB, B1)	03/24/21	4.439	12,107,329
4,190	First Data Corp.(1)	(BB, B1)	07/08/22	4.189	4,199,140
2,129	First Data Corp.(1)	(BB, B1)	09/24/18	3.939	2,134,713
2,277	Flexera Software LLC(1)	(B, B1)	04/02/20	4.500	2,278,848
3,000	Flexera Software LLC(1)	(CCC+, Caa1)	04/02/21	8.000	2,857,500
13,845	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	02/08/20	4.000	13,810,043
7,576	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	11/13/20	4.500	7,580,170
6,965	Global Healthcare Exchange LLC(1)	(B, B2)	08/15/22	5.500	6,967,194
5,523	Global Payments, Inc.(1)	(BBB-, Ba2)	04/22/23	3.941	5,578,363
2,295	Hyland Software, Inc.(1)	(CCC+, Caa2)	07/01/23	8.250	2,214,675
9,648	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	9,479,172
8,257	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	8,084,740
11,215	Landslide Holdings, Inc.(1)	(B, B1)	02/25/20	5.000	11,214,875
2,000	Landslide Holdings, Inc.(1),(2)	(CCC+, Caa1)	02/25/21	8.250	1,890,000
9,981	MA FinanceCo. LLC(1)	(BB-, B1)	11/19/21	5.250	9,988,913
2,690	MA FinanceCo. LLC(1)	(BB-, B1)	11/20/19	4.500	2,690,687
5,362	Openlink International Intermediate, Inc.(1)	(B, B1)	10/28/17	6.250	5,321,913
10,696	Pinnacle Holdco Sarl(1)	(B+, B3)	07/30/19	4.750	8,022,187
4,777	SkillSoft Corp.(1)	(B-, B2)	04/28/21	5.750	4,203,993
10,571	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.010	10,620,129
1,506	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.020	1,513,068
6,097	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	4,938,674
5,169	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	4,167,120
9,911	Wall Street Systems Delaware, Inc.(1)	(B, B2)	04/30/21	4.250	9,858,439
					283,860,771
Specialty Retail (1.9%)
5,225	BJ's Wholesale Club, Inc.(1)	(CCC, Caa2)	03/26/20	8.500	5,094,368
16,202	BJ's Wholesale Club, Inc.(1)	(B-, B3)	09/26/19	4.500	16,070,827
12,658	Leslie's Poolmart, Inc.(1)	(B, B1)	10/16/19	4.250	12,642,273
4,160	Mattress Holding Corp.(1)	(B+, Ba3)	10/20/21	6.250	4,175,173
2,304	Michaels Stores, Inc.(1)	(BB-, Ba2)	01/28/20	4.000	2,317,159
11,715	Payless, Inc.(1)	(B, B2)	03/11/21	5.000	7,087,523
					47,387,323
Steel Producers/Products (0.8%)
5,791	Atkore International, Inc.(1)	(B, B3)	04/09/21	4.500	5,704,990
6,500	Atkore International, Inc.(1)	(CCC+, Caa2)	10/09/21	7.750	6,175,000
9,318	JMC Steel Group, Inc.(1)	(BB-, B2)	04/01/17	4.750	9,312,470
					21,192,460
Support - Services (3.9%)
1,355	Acosta Holdco, Inc.(1)	(B, B1)	09/26/21	4.250	1,344,434
2,500	Allied Security Holdings LLC(1)	(CCC+, Caa2)	08/13/21	8.000	2,448,438

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$16,062	Brand Energy & Infrastructure Services, Inc.(1)	(B, B1)	11/26/20	4.750	$15,941,894
2,550	Explorer Holdings, Inc.(1)	(B, B1)	04/12/23	6.000	2,557,637
3,000	GCA Services Group, Inc.(1)	(B, B1)	03/01/23	5.750	3,026,250
2,467	MMM Holdings, Inc.(1)	(B-, B3)	12/12/17	9.750	1,634,581
4,469	Neff Rental LLC(1)	(B-, B3)	06/09/21	7.250	4,178,087
4,568	ON Assignment, Inc.(1)	(BB, Ba2)	06/03/22	3.750	4,587,632
4,373	RedTop Luxembourg Sarl(1),(2)	(CCC+, B3)	06/03/21	8.250	4,099,810
7,817	Sabre, Inc.(1)	(B+, Ba2)	02/19/19	4.000	7,836,465
1,299	SGS Cayman LP(1)	(BB-, B2)	04/23/21	6.000	1,300,701
1,980	Sprint Industrial Holdings LLC(1),(2)	(CCC+, Caa1)	05/14/19	7.000	1,504,529
2,000	Sprint Industrial Holdings LLC(1),(2)	(CC, Caa3)	11/14/19	11.250	1,430,000
12,387	Sungard Availability Services Capital, Inc.(1)	(B, Ba3)	03/31/19	6.000	11,158,641
5,581	Sutherland Global Services, Inc.(1)	(BB-, B2)	04/23/21	6.000	5,587,748
5,321	The Hertz Corp.(1)	(BB, Ba1)	03/11/18	3.750	5,326,252
18,945	U.S. Foods, Inc.(1)	(B, B2)	03/31/19	4.500	18,964,260
851	WASH Multifamily Laundry Systems LLC(1),(2)	(CCC+, Caa2)	05/14/23	8.000	812,665
149	WASH Multifamily Laundry Systems LLC(1)	(CCC+, Caa2)	05/12/23	8.000	142,335
6,337	York Risk Services Holding Corp.(1)	(B, B1)	10/01/21	4.750	5,671,654
					99,554,013
Tech Hardware & Equipment (2.3%)
12,379	Avaya, Inc.(1)	(CCC+, B2)	03/30/18	6.500	8,371,526
8,458	CommScope, Inc.(1)	(BB, Ba2)	12/29/22	3.828	8,485,706
11,945	Omnitracs, Inc.(1)	(B, B1)	11/25/20	4.750	11,851,605
4,750	Omnitracs, Inc.(1)	(CCC+, Caa1)	05/25/21	8.750	4,401,659
9,473	ON Semiconductor Corp.(1)	(BB, Ba1)	03/31/23	5.250	9,529,892
15,206	Riverbed Technology, Inc.(1)	(B, B1)	04/24/22	5.750	15,330,013
					57,970,401
Telecom - Satellite (0.5%)
12,218	Intelsat Jackson Holdings S.A.(1)	(B-, B1)	06/30/19	3.750	11,495,644
Telecom - Wireline Integrated & Services (3.1%)
7,521	AF Borrower LLC(1)	(B, B2)	01/28/22	6.250	7,453,035
3,500	Ciena Corp.(1)	(BB, Ba2)	04/19/21	6.000	3,521,875
5,003	Eircom Finco Sarl(1),(3)	(B, B2)	05/31/22	4.500	5,711,482
5,000	Equinix, Inc.(1),(4)	(BBB-, Ba2)	01/08/23	4.500	7,342,816
5,000	Gas Natural Fenosa Telecomunicaciones S.A.(1),(3)	(B, B2)	06/28/21	4.549	5,773,306
3,552	LTS Buyer LLC(1)	(CCC+, Caa1)	04/12/21	8.000	3,534,651
16,206	LTS Buyer LLC(1)	(B, B1)	04/13/20	4.000	16,214,425
2,787	NeuStar, Inc.(1)	(BB, Ba2)	01/22/18	4.435	2,745,195
9,638	XO Communications LLC(1)	(BB-, B2)	03/17/21	4.250	9,646,290
16,693	Zayo Group LLC(1)	(BB-, Ba2)	05/06/21	3.750	16,716,523
					78,659,598

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (3.1%)
$2,000	CKX, Inc.(1),(2),(5)	(NR, NR)	06/21/17	11.000	$850,000
15,821	EMI Music Publishing Ltd.(1)	(BB-, Ba3)	08/19/22	4.000	15,844,278
16,295	Live Nation Entertainment, Inc.(1)	(BB, Ba2)	08/16/20	3.500	16,389,979
9,500	Metro-Goldwyn-Mayer, Inc.(1)	(BB, Ba3)	06/26/20	5.125	9,464,422
15,496	Tech Finance & Co. S.C.A.(1)	(BB-, B1)	07/11/20	5.000	15,438,079
14,439	William Morris Endeavor Entertainment LLC(1)	(B, B1)	05/06/21	5.250	14,456,981
6,450	William Morris Endeavor Entertainment LLC(1)	(B-, Caa1)	05/06/22	8.250	6,312,938
					78,756,677
Transport Infrastructure/Services (0.7%)
11,732	Navios Partners Finance (U.S.), Inc.(1)	(BB-, B2)	06/27/18	5.250	10,382,441
4,775	OSG International, Inc.(1)	(BB-, B1)	08/05/19	5.750	4,739,590
2,455	PODS LLC(1)	(B+, B1)	02/02/22	4.500	2,465,959
					17,587,990
TOTAL BANK LOANS (Cost $2,101,284,146)					2,041,747,481
CORPORATE BONDS (8.5%)
Advertising (0.2%)
575	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	560,625
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	1,414,000
2,425	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 104.50)(6)	(B, B1)	01/15/21	6.000	2,503,813
					4,478,438
Auto Parts & Equipment (0.1%)
6,138	UCI International LLC, Global Company Guaranteed Notes (Callable 05/31/16 @ 102.16)(7)	(D, C)	02/15/19	8.625	1,381,050
Brokerage (0.5%)
6,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/16 @ 102.91)(6)	(B+, B1)	02/15/18	7.750	6,402,500
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(6)	(B, B1)	04/15/22	6.875	1,584,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(6)	(B, B1)	04/15/21	7.500	4,543,750
					12,530,250

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building & Construction (0.1%)
$2,000	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	$1,995,000
Building Materials (0.4%)
8,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(6)	(B-, Caa2)	08/15/20	12.000	7,320,000
2,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 05/31/16 @ 103.63)	(B, B3)	01/15/19	7.250	2,070,000
					9,390,000
Cable & Satellite TV (1.3%)
4,000	Altice Financing S.A., Rule 144A, Secured Notes (Callable 05/15/21 @ 103.75)(6)	(BB-, B1)	05/15/26	7.500	4,015,000
600	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(6)	(BB-, B1)	02/15/23	6.625	595,530
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)(6),(8)	(BB-, B1)	01/15/22	6.500	1,013,750
3,500	Altice U.S. Finance I Corp., Rule 144A, Secured Notes (Callable 05/15/21 @ 102.75)(6),(8)	(BB-, Ba3)	05/15/26	5.500	3,543,750
9,405	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/16 @ 103.63)(6)	(B, B1)	02/01/20	7.250	9,499,050
1,100	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(6)	(BB-, Ba1)	10/15/25	6.625	1,185,250
1,200	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(6)	(B-, B2)	10/15/25	10.875	1,338,000
5,000	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(6)	(B+, B1)	05/01/26	7.375	5,081,250
7,000	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(6)	(B+, B1)	05/15/22	6.000	7,035,350
					33,306,930
Chemicals (0.3%)
5,000	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	4,962,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/30/16 @ 104.78)(6)	(B+, B1)	10/15/19	6.375	$2,032,500
					6,995,000
Consumer/Commercial/Lease Financing (0.2%)
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(6)	(CCC+, Caa2)	08/01/22	7.250	5,847,600
Diversified Capital Goods (0.1%)
2,500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,659,375
Energy - Exploration & Production (0.3%)
5,500	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(8)	(B+, Caa1)	11/01/21	6.500	5,060,000
2,691	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(8)	(B+, Caa1)	03/15/22	6.875	2,415,172
					7,475,172
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.(2),(9)	(NR, NR)	10/23/19	0.000	350
Gaming (0.0%)
1,108	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 05/31/16 @ 100.00)(6)	(B-, Caa1)	11/15/19	7.250	1,069,220
Gas Distribution (0.4%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,278,125
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	708,750
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 05/31/16 @ 103.25)	(BB, B1)	03/01/20	6.500	6,312,500
					9,299,375
Health Facilities (0.5%)
850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	895,687

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Facilities
$11,000	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 06/15/16 @ 102.00)(1),(6)	(BB-, Ba2)	06/15/20	4.134	$11,068,750
					11,964,437
Health Services (0.0%)
1,080	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 106.66)(6),(8)	(CCC+, Caa2)	04/15/21	8.875	1,082,700
Investments & Misc. Financial Services (0.1%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 107.78)(4),(6)	(B+, B2)	10/01/19	10.375	783,429
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)(4),(6)	(B+, B2)	08/01/20	8.375	3,008,672
					3,792,101
Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,850,973
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,691,855
					6,542,828
Metals & Mining - Excluding Steel (0.3%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,159,375
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 05/31/16 @ 105.50)(7)	(NR, NR)	06/01/19	11.000	23,625
7,540	Taseko Mines Ltd., Company Guaranteed Notes (Callable 05/31/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	4,410,900
					7,593,900
Oil Field Equipment & Services (0.5%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	898,800
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 103.63)(6)	(B, Caa3)	12/01/17	7.250	1,697,074

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services
$5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	$2,493,750
10,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/31/16 @ 104.31)(6)	(B+, B2)	11/01/18	8.625	7,388,095
					12,477,719
Oil Refining & Marketing (0.6%)
6,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	5,804,580
8,284	PBF Finance Corp., Global Senior Secured Notes (Callable 05/31/16 @ 104.13)(8)	(BBB-, B1)	02/15/20	8.250	8,667,135
					14,471,715
Packaging (0.2%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 100.00)(1),(3),(6)	(B, B2)	03/31/20	4.775	2,291,844
2,225	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(6),(8)	(BB-, B1)	08/15/23	5.875	2,396,047
					4,687,891
Printing & Publishing (0.1%)
2,819	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 104.88)(6)	(BB-, B1)	08/01/18	9.750	2,822,524
Real Estate Investment Trusts (0.5%)
7,668	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	7,505,055
1,875	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,828,125
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	987,500
2,000	iStar, Inc., Senior Unsecured Notes (Callable 08/01/17 @ 100.00)	(B+, B2)	11/01/17	4.000	1,980,000
					12,300,680
Recreation & Travel (0.1%)
4,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(6),(8)	(B-, B3)	12/15/23	8.250	3,960,000
See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants (0.3%)
$3,273	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 100.00)(1),(3),(6)	(B-, B3)	04/15/19	4.501	$3,111,186
1,403	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 05/30/16 @ 102.00)(1),(3),(6)	(CCC, Caa2)	10/15/19	7.251	1,269,675
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes(4),(6),(10)	(B+, Baa3)	10/15/26	7.274	591,097
1,042	Punch Taverns Finance PLC, Reg S, Secured Notes(4),(10)	(NR, Baa2)	10/15/26	7.274	1,634,760
					6,606,718
Software - Services (0.1%)
850	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)(6),(11)	(CCC+, Caa2)	05/01/21	15.000	720,375
3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(6),(8)	(CCC, Caa1)	04/01/22	8.750	1,781,250
					2,501,625
Specialty Retail (0.3%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,012,500
5,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	5,187,500
700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 05/09/16 @ 104.94)(3),(6)	(CCC+, Caa1)	04/15/19	9.875	504,281
					6,704,281
Steel Producers/Products (0.2%)
4,700	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/16 @ 102.06)(6)	(B-, Caa1)	03/15/18	8.250	4,535,500
Support - Services (0.0%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(6)	(CCC+, Caa2)	10/01/22	8.500	666,250

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.2%)
$3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 102.50)(6)	(B, B2)	06/15/21	5.000	$3,565,625
3,000	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(6)	(CCC+, Caa1)	03/01/23	8.875	3,037,500
					6,603,125
Telecom - Wireless (0.3%)
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,097,500
5,700	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/16 @ $100.00)(6)	(B, B3)	05/15/17	6.000	5,700,285
					7,797,785
Telecom - Wireline Integrated & Services (0.1%)
4,250	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)(8)	(B, B2)	01/15/23	4.500	3,506,250
TOTAL CORPORATE BONDS (Cost $238,655,652)					217,045,789
ASSET BACKED SECURITIES (3.3%)
Collateralized Debt Obligations (3.3%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A(1),(6)	(BB-, NR)	09/20/23	6.623	3,026,568
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A(1),(6)	(BBB, NR)	05/01/26	3.716	2,641,927
3,000	ALM VII Ltd., 2012-7A, Rule 144A(1),(6)	(BB, NR)	10/19/24	5.633	2,717,454
2,252	ARES XII CLO Ltd., 2007-12A, Rule 144A(1),(6)	(BB+, Ba1)	11/25/20	6.379	2,161,410
2,250	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A(1),(6)	(BB-, NR)	07/16/26	5.333	1,719,196
3,000	Benefit Street Partners CLO Ltd., 2012-IA, Rule 144A(1),(6)	(BB, NR)	10/15/25	7.128	2,554,614
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A(1),(6)	(BB, NR)	02/01/23	6.616	2,381,744
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A(1),(6)	(BB, NR)	01/22/25	5.685	2,219,635
2,000	BlueMountain CLO Ltd., 2014-3A, Rule 144A(1),(6)	(B, NR)	10/15/26	6.278	1,415,925
2,000	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A(1),(6)	(BB, NR)	10/04/24	6.130	1,834,892
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A(1),(6)	(BB, NR)	07/15/25	5.228	1,673,880
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A(1),(6)	(BB, NR)	04/20/26	5.134	1,428,939
5,000	Cent CLO Ltd., 2014-21X, Reg S(1),(10)	(BB, NR)	07/27/26	5.634	3,784,595
2,000	Cent CLO, 2014-16X, Reg S(1),(10)	(BB, NR)	08/01/24	6.606	1,727,410

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,000	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(6)	(BB-, NR)	01/29/25	6.638	$913,082
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(6)	(B, NR)	01/29/25	7.538	1,724,719
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A(1),(6)	(BB, NR)	10/24/25	5.388	1,191,212
1,175	CIFC Funding Ltd., 2014-3A, Rule 144A(1),(6)	(NR, Baa3)	07/22/26	4.035	1,047,760
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(6)	(BB, NR)	11/15/23	6.568	1,739,856
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(6)	(B, NR)	11/15/23	8.518	1,031,795
1,000	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(6)	(NR, Ba3)	07/15/26	5.658	705,929
1,500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(6)	(NR, Ba3)	01/20/28	6.170	1,191,155
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A(1),(6)	(BB, NR)	04/22/26	5.735	2,571,588
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A(1),(6)	(BB, NR)	08/15/23	6.118	925,003
3,000	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(6)	(B, NR)	09/20/22	7.373	2,617,816
3,000	Highbridge Loan Management Ltd., 2012-1AR, Rule 144A(1),(6)	(BB, NR)	09/20/22	6.373	2,872,700
1,140	Jamestown CLO I Ltd., 2012-1X, Reg S(1),(10)	(BB, NR)	11/05/24	5.834	873,153
1,850	KVK CLO Ltd., 2012-1A, Rule 144A(1),(6)	(BB+, NR)	07/15/23	6.878	1,735,858
2,300	KVK CLO Ltd., 2013-1A, Rule 144A(1),(6)	(BB, NR)	04/14/25	6.130	1,690,789
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A(1),(6)	(BB, NR)	07/25/23	6.888	1,658,100
1,000	Ocean Trails CLO II, 2007-2X, Reg S(1),(10)	(BBB+, Ba1)	06/27/22	2.980	830,703
3,000	Ocean Trails CLO V, 2014-5A, Rule 144A(1),(6)	(BBB, NR)	10/13/26	4.590	2,674,254
1,750	OCP CLO Ltd., 2014-6A, Rule 144A(1),(6)	(B, NR)	07/17/26	6.233	888,142
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(6)	(BB-, NR)	01/15/24	5.878	2,509,728
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(6)	(B, NR)	01/15/24	7.128	2,764,094
2,000	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A(1),(6)	(NR, Ba3)	11/14/26	7.218	1,784,596
2,000	OZLM Ltd., 2014-9A, Rule 144A(1),(6)	(NR, Ba3)	01/20/27	5.784	1,653,336
4,000	Race Point V CLO Ltd., 2011-5AR, Rule 144A(1),(6)	(BB, NR)	12/15/22	6.334	3,772,076
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A(1),(6)	(BBB, NR)	10/20/23	4.134	2,320,742
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A(1),(6)	(BB-, NR)	05/07/26	4.970	1,863,477
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(2),(6),(9)	(NR, NR)	04/15/26	0.000	1,046,371
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A(1),(6)	(BB, NR)	02/28/24	5.936	1,277,601
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(6)	(BB, NR)	07/17/24	6.933	2,591,396
750	Voya CLO Ltd., 2014-3A, Rule 144A(1),(6)	(NR, Ba3)	07/25/26	5.638	578,535
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A(1),(6)	(BB-, NR)	11/24/25	5.425	1,547,392
TOTAL ASSET BACKED SECURITIES (Cost $96,239,044)					83,881,147
UNITED STATES AGENCY OBLIGATION (1.2%)
30,000	United States Treasury Bill	(AA+, Aaa)	05/05/16	0.155	29,999,613
TOTAL UNITED STATES AGENCY OBLIGATION (Cost $29,999,613)					29,999,613

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.0%)
Building & Construction (0.0%)
$8,205	White Forest Resources, Inc.(2),(5),(12)			$68,594
Chemicals (0.0%)
9,785	Huntsman Corp.(2)			154,016
Gaming (0.0%)
10,150	Majestic Holdco LLC(2),(12)			2,410
Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(12)			35,385
TOTAL COMMON STOCKS (Cost $1,546,224)				260,405
SHORT-TERM INVESTMENTS (7.5%)
22,174,385	State Street Navigator Prime Portfolio, 0.50%(13)			22,174,385
Par (000)		Maturity	Rate%
$169,969	State Street Bank and Trust Co. Euro Time Deposit	05/02/16	0.010	169,968,802
TOTAL SHORT-TERM INVESTMENTS (Cost $192,143,187)				192,143,187
TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $2,659,867,866)				2,565,077,622
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)				(14,384,431)
NET ASSETS (100.0%)				$2,550,693,191

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligations — The interest rate is the rate as of April 30, 2016.

(2)  Illiquid security.

(3)  This security is denominated in Euro.

(4)  This security is denominated in British Pound.

(5)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $203,257,758 or 8.0% of net assets.

(7)  Bond is currently in default.

(8)  Security or portion thereof is out on loan (See note 2-J).

(9)  Zero-coupon security.

(10)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts
Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	49,525,731	EUR	43,343,250	10/14/16	Morgan Stanley	$(49,525,731)	$(49,911,145)	$(385,414)
USD	31,072,652	GBP	22,041,250	10/14/16	Morgan Stanley	(31,072,652)	(32,311,912)	(1,239,260)
								$(1,624,674)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $22,174,385 (Cost $2,659,867,866) (Note 2)	$2,565,077,622[1]
Cash	166,986
Foreign currency at value (cost $8,780,636)	8,914,255
Receivable for fund shares sold	51,818,751
Receivable for investments sold	25,258,942
Interest receivable	13,702,197
Prepaid expenses and other assets	131,380
Total assets	2,665,070,133
Liabilities
Investment advisory fee payable (Note 3)	755,430
Administrative services fee payable (Note 3)	240,510
Shareholder servicing/Distribution fee payable (Note 3)	147,203
Payable for investments purchased	82,035,174
Payable upon return of securities loaned (Note 2)	22,174,385
Payable for fund shares redeemed	3,554,416
Dividend payable	3,474,533
Unrealized depreciation on forward currency contracts (Note 2)	1,624,674
Trustees' fee payable	6,941
Accrued expenses	363,676
Total liabilities	114,376,942
Net Assets
Capital stock, $.001 par value (Note 6)	385,095
Paid-in capital (Note 6)	2,659,723,810
Accumulated net investment loss	(3,153,486)
Accumulated net realized loss on investments and foreign currency transactions	(9,983,205)
Net unrealized depreciation from investments and foreign currency translations	(96,279,023)
Net assets	$2,550,693,191
I Shares
Net assets	$2,196,467,843
Shares outstanding	331,906,149
Net asset value, offering price and redemption price per share	$6.62
A Shares
Net assets	$233,896,707
Shares outstanding	35,157,314
Net asset value and redemption price per share	$6.65
Maximum offering price per share (net asset value/(1-4.75%))	$6.98
B Shares
Net assets	$1,870,551
Shares outstanding	279,802
Net asset value and offering price per share	$6.69
C Shares
Net assets	$118,458,090
Shares outstanding	17,751,257
Net asset value and offering price per share	$6.67

1  Including $21,705,941 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Interest	$68,732,546
Dividends	2,446
Securities lending (net of rebates) (Notes 2)	116,731
Total investment income	68,851,723
Expenses
Investment advisory fees (Note 3)	6,230,820
Administrative services fees (Note 3)	1,291,982
Shareholder servicing/Distribution fees (Note 3)
Class A	327,430
Class B	9,632
Class C	623,957
Transfer agent fees (Note 3)	1,394,487
Custodian fees	207,771
Commitment fees (Note 4)	192,479
Registration fees	65,808
Printing fees	45,152
Audit and tax fees	24,290
Insurance expense	22,341
Legal fees	22,289
Trustees' fees	14,017
Miscellaneous expense	15,643
Total expenses	10,488,098
Less: fees waived (Note 3)	(943,165)
Net expenses	9,544,933
Net investment income	59,306,790
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(9,802,394)
Net realized gain from foreign currency transactions	2,433,332
Net change in unrealized appreciation (depreciation) from investments	(27,770,618)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(2,568,473)
Net realized and unrealized loss from investments and foreign currency related items	(37,708,153)
Net increase in net assets resulting from operations	$21,598,637

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment income	$59,306,790	$81,908,021
Net realized loss from investments and foreign currency transactions	(7,369,062)	(3,197,119)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(30,339,091)	(40,833,220)
Net increase in net assets resulting from operations	21,598,637	37,877,682
From Dividends and Distributions
Dividends from net investment income
Class I	(50,718,979)	(63,287,729)
Class A	(6,103,876)	(13,110,404)
Class B	(37,838)	(87,197)
Class C	(2,446,094)	(4,925,319)
Distributions from net realized gains
Class I	—	(669,301)
Class A	—	(166,856)
Class B	—	(1,659)
Class C	—	(83,525)
Return of capital
Class I shares	—	(386,468)
Class A shares	—	(80,059)
Class B shares	—	(532)
Class C shares	—	(30,077)
Net decrease in net assets resulting from dividends and distributions	(59,306,787)	(82,829,126)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	564,377,698	1,560,226,456
Reinvestment of dividends and distributions	38,479,183	67,438,964
Net asset value of shares redeemed	(605,760,397)	(866,898,150)
Net increase (decrease) in net assets from capital share transactions	(2,903,516)	760,767,270
Net increase (decrease) in net assets	(40,611,666)	715,815,826
Net Assets
Beginning of period	2,591,304,857	1,875,489,031
End of period	$2,550,693,191	$2,591,304,857
Accumulated net investment loss	$(3,153,486)	$(3,153,489)

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.72	$6.86	$6.94	$6.89	$6.66	$6.72
INVESTMENT OPERATIONS
Net investment income[1]	0.16	0.29	0.28	0.30	0.34	0.43
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.10)	(0.14)	(0.08)	0.07	0.21	(0.04)
Total from investment operations	0.06	0.15	0.20	0.37	0.55	0.39
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.29)	(0.28)	(0.32)	(0.32)	(0.45)
Distributions from net realized gains	—	(0.00)[3]	—	—	—	—
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.16)	(0.29)	(0.28)	(0.32)	(0.32)	(0.45)
Net asset value, end of period	$6.62	$6.72	$6.86	$6.94	$6.89	$6.66
Total return[4]	0.95%	2.33%	2.94%	5.47%	8.51%	5.85%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,196,468	$2,167,955	$1,343,741	$876,418	$226,027	$46,482
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%[5]	0.70%	—	—	—	—
Ratio of net investment income to average net assets	4.91%[5]	4.29%	4.04%	4.35%	4.99%	6.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.07%	0.07%	0.07%	0.20%	0.68%
Portfolio turnover rate	23%	46%	57%	89%	96%	144%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.75	$6.89	$6.98	$6.92	$6.69	$6.74
INVESTMENT OPERATIONS
Net investment income[1]	0.15	0.28	0.26	0.29	0.32	0.40
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.10)	(0.14)	(0.09)	0.07	0.22	(0.02)
Total from investment operations	0.05	0.14	0.17	0.36	0.54	0.38
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.28)	(0.26)	(0.30)	(0.31)	(0.43)
Distributions from net realized gains	—	(0.00)[3]	—	—	—	—
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.15)	(0.28)	(0.26)	(0.30)	(0.31)	(0.43)
Net asset value, end of period	$6.65	$6.75	$6.89	$6.98	$6.92	$6.69
Total return[4]	0.84%	2.09%	2.53%	5.33%	8.19%	5.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$233,897	$286,805	$358,095	$456,550	$148,636	$49,439
Ratio of net expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%[5]	0.95%	—	—	—	—
Ratio of net investment income to average net assets	4.66%[5]	4.06%	3.79%	4.13%	4.65%	5.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.07%	0.07%	0.07%	0.20%	0.69%
Portfolio turnover rate	23%	46%	57%	89%	96%	144%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.79	$6.91	$7.00	$6.93	$6.70	$6.74
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.23	0.21	0.25	0.26	0.39
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.10)	(0.12)	(0.09)	0.07	0.22	(0.06)
Total from investment operations	0.03	0.11	0.12	0.32	0.48	0.33
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.23)	(0.21)	(0.25)	(0.25)	(0.37)
Distributions from net realized gains	—	(0.00)[3]	—	—	—	—
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends	(0.13)	(0.23)	(0.21)	(0.25)	(0.25)	(0.37)
Net asset value, end of period	$6.69	$6.79	$6.91	$7.00	$6.93	$6.70
Total return[4]	0.47%	1.64%	1.77%	4.64%	7.30%	5.03%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,871	$2,112	$3,638	$4,422	$5,185	$4,647
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	1.70%	—	—	—	—
Ratio of net investment income to average net assets	3.93%[5]	3.34%	3.07%	3.52%	3.83%	5.80%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.07%	0.07%	0.07%	0.20%	0.68%
Portfolio turnover rate	23%	46%	57%	89%	96%	144%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.77	$6.91	$7.00	$6.94	$6.71	$6.75
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.23	0.21	0.24	0.27	0.37
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.10)	(0.14)	(0.09)	0.07	0.21	(0.03)
Total from investment operations	0.03	0.09	0.12	0.31	0.48	0.34
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.23)	(0.21)	(0.25)	(0.25)	(0.38)
Distributions from net realized gains	—	(0.00)[3]	—	—	—	—
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.13)	(0.23)	(0.21)	(0.25)	(0.25)	(0.38)
Net asset value, end of period	$6.67	$6.77	$6.91	$7.00	$6.94	$6.71
Total return[4]	0.47%	1.33%	1.77%	4.47%	7.29%	5.03%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$118,458	$134,433	$170,015	$167,653	$75,699	$23,905
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	1.70%	—	—	—	—
Ratio of net investment income to average net assets	3.92%[5]	3.32%	3.04%	3.40%	3.93%	5.39%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[5]	0.07%	0.07%	0.07%	0.20%	0.68%
Portfolio turnover rate	23%	46%	57%	89%	96%	144%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,696,391,609	$345,355,872	$2,041,747,481
Corporate Bonds	—	217,045,439	350	217,045,789
Asset Backed Securities	—	83,881,147	—	83,881,147
United States Agency Obligations	—	29,999,613	—	29,999,613
Common Stocks	154,016	37,795	68,594	260,405
Short-term Investments	—	192,143,187	—	192,143,187
	$154,016	$2,219,498,790	$345,424,816	$2,565,077,622
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,624,674	$—	$1,624,674

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2015	$213,328,562	$400	$—	$213,328,962
Accrued discounts (premiums)	638,060	—	—	638,060
Purchases	58,946,288	—	1,453,059	60,399,347
Sales	(32,333,612)	(125)	—	(32,333,737)
Realized gain (loss)	36,208	(99,875)	—	(63,667)
Change in unrealized appreciation (depreciation)	(1,887,715)	99,950	(1,384,465)	(3,172,230)
Transfers into Level 3	193,225,657	—	—	193,225,657
Transfers out of Level 3	(86,597,576)	—	—	(86,597,576)
Balance as of April 30, 2016	$345,355,872	$350	$68,594	$345,424,816
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2016	$(2,354,606)	$(50)	$(1,384,465)	$(3,739,121)
	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2016	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Bank Loans	$345,355,872	Vendor Princing	Single Broker Quote	$0.36 – $1.47	($0.92)
Corporate Bond	$350	Vendor Princing	Single Broker Quote	NA
Common Stocks	$68,594	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1 and Level 2, but there were $193,225,657 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $86,597,576 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

Fair Values of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$1,624,674

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/(Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions*	$2,878,808	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(2,895,379)

*Statement of Operations includes both forward currency contracts and foreign currency transactions/translations.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The value amount of forward foreign currency contracts at the six months ended April 30, 2016 is reflected in the Schedule of Investments. For the six months ended April 30, 2016, the Fund held an average monthly value on a net basis of $83,401,033 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$1,624,674	$—	$—	$—	$1,624,674

(a)  Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward foreign currency contracts at April 30, 2016 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Schedule of Investments. There were no unfunded commitments as of April 30, 2016.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2016, the Fund had investment securities on loan with a fair value of $21,705,941 and a related liability of $22,174,385 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended April 30, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $147,064, of which $9,640 was rebated to borrowers (brokers). The Fund retained $116,731 in income from the cash collateral investment, and SSB, as lending agent, was paid $20,693. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2016, investment advisory

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

fees earned and voluntarily waived were $6,230,820 and $943,165, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $1,103,646.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $188,336.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund's paid Rule 12b-1 distribution fees of $327,430 for Class A shares, $9,632 for Class B Share and $623,957 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $1,161,377, which is included within transfer agent fees on the Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $12,188 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 4. Line of Credit (continued)

line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $597,801,410 and $541,221,595, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	76,889,380	$501,782,340	198,305,828	$1,347,449,562
Shares issued in reinvestment of dividends and distributions	4,773,738	31,169,557	7,651,192	52,100,200
Shares redeemed	(72,510,778)	(474,150,149)	(79,192,865)	(538,755,284)
Net increase	9,152,340	$58,801,748	126,764,155	$860,794,478

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	7,649,333	$50,247,473	27,898,729	$190,531,045
Shares issued in reinvestment of dividends and distributions	825,876	5,417,666	1,728,623	11,837,787
Shares redeemed net of redemption fees	(15,790,108)	(103,483,701)	(39,122,080)	(268,403,501)
Net decrease	(7,314,899)	$(47,818,562)	(9,494,728)	$(66,034,669)
	Class B
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	297	$2,092	1,381	$14,452
Shares issued in reinvestment of dividends and distributions	3,477	22,927	6,275	43,099
Shares redeemed net of redemption fees	(35,209)	(231,752)	(222,773)	(1,531,386)
Net decrease	(31,435)	$(206,733)	(215,117)	$(1,473,835)
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,864,746	$12,345,793	3,224,432	$22,231,397
Shares issued in reinvestment of dividends and distributions	284,156	1,869,033	503,755	3,457,878
Shares redeemed net of redemption fees	(4,244,991)	(27,894,795)	(8,482,444)	(58,207,979)
Net decrease	(2,096,089)	$(13,679,969)	(4,754,257)	$(32,518,704)

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	34%
Class A	6	76%
Class B	4	75%
Class C	5	74%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.549% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were at the median, and the combined Net Advisory Fee and co-administration fee were below the median of the Expense Group. The Board considered the fees to be reasonable.

•  Performance information was shown for the one, two, three and four year periods ended August 31, 2015. The Fund's performance was above the median of its Performance Group for the one, two and three year periods and at the median for the four year period, and was above the median of its Performance Universe for all periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) INC, DISTRIBUTOR.  FLHI-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
VOLARIS US STRATEGIES FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

May 25, 2016

Dear Shareholder:

This is to inform you of an important development concerning your investment in Credit Suisse Volaris US Strategies Fund (the "Fund") a series of the Credit Suisse Opportunity Funds (the "Trust"). The Board of Trustees for the Fund (the "Board") recently approved a Plan of Liquidation, Dissolution and Termination of the Fund (the "Plan") and set the final liquidation date. As a result, all of the assets of the Fund will be completely liquidated (the "Liquidation") on or prior to June 24, 2016 (the "Liquidation Date"), and the Fund will then be dissolved (the "Dissolution"). If you hold shares in the Fund as of the close of business on the day prior to the Liquidation Date, you will be entitled to receive on the Liquidation Date a distribution from the Fund equal to the net asset value of your shares plus any previously declared and unpaid capital gain distributions and dividends on your shares (the "Liquidating Distribution") without any further action on your part.

As a shareholder of the Fund, you can always redeem your shares at any time before the Liquidation Date.

Reason for the Liquidation and Dissolution

In determining whether to approve the Liquidation and Dissolution, the Board was advised by the Fund's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), that for a combination of reasons, the Fund has not grown to a size that makes it economically viable and therefore liquidating the Fund was in the best interests of the Fund and its shareholders.

After considering available alternatives to the Liquidation, the Board determined that the Liquidation was in the best interests of the Fund and its shareholders and approved the Plan, the Liquidation and the Dissolution.

Federal Income Tax Consequences of the Liquidation

You should consult your personal tax adviser concerning your tax situation and the impact of receiving a Liquidating Distribution on your tax situation. If you redeem your shares prior to the Liquidation Date, you will not receive the Liquidating Distribution and you should discuss the tax treatment resulting from such redemption with your tax advisor. If you are a taxpaying investor, you will still have a taxable gain or loss on the sale of your shares.

For federal income tax purposes, the Liquidating Distribution received pursuant to the Plan by a U.S. Shareholder (i.e., a Fund shareholder who is subject to United States federal taxation on a net income basis) may consist of

1

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

three elements: (i) a capital gain dividend to the extent of any net long-term capital gains recognized by the Fund during its final tax year (plus any such amounts remaining undistributed from the immediately preceding year); (ii) an income dividend, to the extent that the amount of the Fund's investment income and net short-term capital gains earned during its final tax year that have not previously been distributed exceed the Fund's expenses for the year (plus any such amounts remaining undistributed from the immediately preceding year); and (iii) a distribution treated as payment for the U.S. Shareholder's shares. We are unable to estimate the exact amount of the Liquidating Distribution at this date, but had all the securities been liquidated as of May 24, 2016, the Fund would have paid no capital gain dividend and no income dividend.

Any portion of the Liquidating Distribution (if any) paid under the Plan out of ordinary income or net realized long-term capital gains will be taxed under the Internal Revenue Code of 1986, as amended, in the same manner as any other distribution of the Fund. Accordingly, such amounts will be treated as ordinary income or long-term capital gains, if so designated.

The balance of any amount (after accounting for the capital gain dividend and income dividend portions of the Liquidating Distribution) received upon the Liquidation will be treated for federal income tax purposes as a payment in exchange for a U.S. Shareholder's shares in the Fund. A U.S. Shareholder will recognize a taxable gain or loss on such exchange equal to the difference between the amount of the payment and the U.S. Shareholder's tax basis in its Fund shares.

2

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	(8.88)%	(0.74)%
Class A Without Sales Charge	(9.01)%	(0.94)%
Class A With Maximum Sales Charge	(13.76)%	(3.46)%
Class C Without CDSC	(9.70)%	(1.71)%
Class C With CDSC	(10.60)%	(1.71)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.61% for Class I shares, 2.86% for Class A shares and 3.61% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date March 31, 2014.

3

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$958.00	$957.90	$953.10
Expenses Paid per $1,000*	$6.33	$7.55	$11.17
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,018.40	$1,017.16	$1,013.43
Expenses Paid per $1,000*	$6.52	$7.77	$11.51
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

5

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Investment Type Breakdown*
Common Stocks	89.91%
Purchased Options	4.37
Short-term Investment[1]	5.72
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

6

Credit Suisse Volaris US Strategies Fund
Schedule of Investments
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (87.9%)
SWITZERLAND (1.0%)
Garmin Ltd.(1)	4,000	$170,520
		170,520
UNITED STATES (86.9%)
Aerospace & Defense (2.0%)
BE Aerospace, Inc.(1)	1,600	77,824
General Dynamics Corp.(1)	1,900	266,988
		344,812
Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.(1)	3,100	220,007
Auto Components (2.5%)
Gentex Corp.(1)	10,700	171,628
Lear Corp.(1)	2,300	264,799
		436,427
Automobiles (2.3%)
Ford Motor Co.(1)	29,500	400,020
Biotechnology (2.8%)
Amgen, Inc.(1)	2,500	395,750
Gilead Sciences, Inc.(1)	1,000	88,210
		483,960
Capital Markets (1.2%)
The Goldman Sachs Group, Inc.	1,300	213,343
Commercial Banks (2.8%)
Citigroup, Inc.(1)	3,800	175,864
JPMorgan Chase & Co.(1)	4,800	303,360
		479,224
Commercial Services & Supplies (1.3%)
Rollins, Inc.(1)	8,600	231,082
Communications Equipment (1.3%)
Cisco Systems, Inc.(1)	8,400	230,916
Computers & Peripherals (0.9%)
Apple, Inc.(1)	1,700	159,358
Construction & Engineering (1.4%)
Fluor Corp.(1)	4,300	235,038
Consumer Finance (1.1%)
Capital One Financial Corp.(1)	2,600	188,214
Diversified Telecommunication Services (2.8%)
Verizon Communications, Inc.(1)	9,500	483,930
Electric Utilities (3.1%)
Entergy Corp.(1)	5,200	390,936
Pinnacle West Capital Corp.(1)	2,100	152,565
		543,501

See Accompanying Notes to Financial Statements.
7

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Electrical Equipment (1.0%)
Regal Beloit Corp.(1)	2,700	$173,934
Food & Staples Retailing (4.9%)
Casey's General Stores, Inc.(1)	2,500	280,000
CVS Health Corp.(1)	5,700	572,850
		852,850
Food Products (1.0%)
Pilgrim's Pride Corp.(1),(2)	6,400	172,224
Health Care Equipment & Supplies (0.9%)
Varian Medical Systems, Inc.(1),(2)	1,900	154,242
Health Care Providers & Services (4.5%)
Aetna, Inc.(1)	3,100	348,037
McKesson Corp.(1)	900	151,038
UnitedHealth Group, Inc.(1)	2,100	276,528
		775,603
Hotels, Restaurants & Leisure (0.9%)
Starbucks Corp.(1)	2,800	157,444
Insurance (2.2%)
MetLife, Inc.(1)	8,500	383,350
Internet & Catalog Retail (2.3%)
Amazon.com, Inc.(1),(2)	600	395,754
Internet Software & Services (5.6%)
Alphabet, Inc., Class A(1),(2)	400	283,152
Facebook, Inc., Class A(1),(2)	5,900	693,722
		976,874
IT Services (1.9%)
Vantiv, Inc., Class A(1),(2)	6,100	332,694
Life Sciences Tools & Services (1.9%)
ICON PLC(1),(2)	4,900	331,142
Machinery (0.9%)
Snap-on, Inc.(1)	1,000	159,280
Multi-Utilities (2.5%)
Public Service Enterprise Group, Inc.(1)	9,600	442,848
Oil, Gas & Consumable Fuels (5.6%)
Chevron Corp.(1)	4,200	429,156
HollyFrontier Corp.(1)	2,900	103,240
Murphy Oil Corp.(1)	5,600	200,200
Valero Energy Corp.(1)	1,800	105,966
World Fuel Services Corp.(1)	2,700	126,171
		964,733

See Accompanying Notes to Financial Statements.
8

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (5.4%)
Johnson & Johnson(1)	5,200	$582,816
Merck & Co., Inc.(1)	6,500	356,460
		939,276
Professional Services (2.0%)
Verisk Analytics, Inc.(1),(2)	4,400	341,352
Real Estate Investment Trusts (3.1%)
Starwood Property Trust, Inc.(1)	9,700	187,792
Two Harbors Investment Corp.(1)	25,700	201,231
Weingarten Realty Investors(1)	4,200	155,106
		544,129
Semiconductors & Semiconductor Equipment (3.8%)
Intel Corp.(1)	11,900	360,332
Lam Research Corp.(1)	3,900	297,960
		658,292
Software (4.5%)
Mentor Graphics Corp.(1)	6,600	131,736
Microsoft Corp.(1)	7,600	379,012
Red Hat, Inc.(1),(2)	3,600	264,132
		774,880
Specialty Retail (2.9%)
CarMax, Inc.(1),(2)	4,700	248,865
Foot Locker, Inc.(1)	4,100	251,904
		500,769
Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.(1),(2)	2,900	167,649
Thrifts & Mortgage Finance (1.3%)
Flagstar Bancorp, Inc.(1),(2)	9,600	227,232
		15,076,383
TOTAL COMMON STOCKS (Cost $14,778,348)		15,246,903

Number of Contracts
PURCHASED OPTIONS (4.3%)
Call Purchased Options (2.4%)
3	Russell 2000 Index, Strike @ $1,070, expires 05/20/16	19,605
6	Russell 2000 Index, Strike @ $1,070, expires 06/17/16	43,080
1	Russell 2000 Index, Strike @ $1,080, expires 05/20/16	5,650
1	Russell 2000 Index, Strike @ $1,100, expires 05/20/16	3,995
2	Russell 2000 Index, Strike @ $1,120, expires 05/20/16	5,080
15	Russell 2000 Index, Strike @ $1,145, expires 05/20/16	16,950
3	Russell 2000 Index, Strike @ $1,150, expires 06/17/16	5,460
10	Russell 2000 Index, Strike @ $1,190, expires 05/31/16	2,050
27	Russell 2000 Index, Strike @ $1,200, expires 06/17/16	8,910

See Accompanying Notes to Financial Statements.
9

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Number of Contracts		Value
PURCHASED OPTIONS (continued)
Call Purchased Options
10	Russell 2000 Index, Strike @ $1,200, expires 06/30/16	$5,600
25	Russell 2000 Index, Strike @ $1,210, expires 06/17/16	5,500
35	Russell 2000 Index, Strike @ $1,240, expires 07/15/16	7,350
10	Russell 2000 Index, Strike @ $1,250, expires 07/29/16	2,508
1	S&P 500 Index, Strike @ $1,810, expires 05/20/16	25,235
2	S&P 500 Index, Strike @ $1,930, expires 05/20/16	27,050
16	S&P 500 Index, Strike @ $2,005, expires 05/20/16	108,560
1	S&P 500 Index, Strike @ $2,015, expires 05/20/16	5,970
1	S&P 500 Index, Strike @ $2,020, expires 05/20/16	5,570
2	S&P 500 Index, Strike @ $2,025, expires 05/20/16	10,380
2	S&P 500 Index, Strike @ $2,040, expires 06/17/16	10,980
1	S&P 500 Index, Strike @ $2,050, expires 06/17/16	4,360
9	S&P 500 Index, Strike @ $2,065, expires 05/20/16	22,275
1	S&P 500 Index, Strike @ $2,070, expires 06/17/16	3,605
1	S&P 500 Index, Strike @ $2,075, expires 07/15/16	4,540
1	S&P 500 Index, Strike @ $2,075, expires 08/19/16	5,755
3	S&P 500 Index, Strike @ $2,080, expires 05/20/16	5,055
1	S&P 500 Index, Strike @ $2,100, expires 07/15/16	3,200
6	S&P 500 Index, Strike @ $2,155, expires 05/31/16	885
28	S&P 500 Index, Strike @ $2,175, expires 06/17/16	6,370
42	S&P 500 Index, Strike @ $2,185, expires 05/31/16	1,785
42	S&P 500 Index, Strike @ $2,190, expires 06/17/16	5,775
6	S&P 500 Index, Strike @ $2,200, expires 06/17/16	600
42	S&P 500 Index, Strike @ $2,200, expires 06/30/16	9,135
6	S&P 500 Index, Strike @ $2,225, expires 06/30/16	660
14	S&P 500 Index, Strike @ $2,225, expires 08/19/16	6,720
6	S&P 500 Index, Strike @ $2,230, expires 07/15/16	945
42	S&P 500 Index, Strike @ $2,240, expires 07/15/16	5,250
14	S&P 500 Index, Strike @ $2,250, expires 07/15/16	1,435
		413,833
Put Purchased Options (1.9%)
10	Russell 2000 Index, Strike @ $1,020, expires 05/20/16	1,150
7	Russell 2000 Index, Strike @ $1,030, expires 06/17/16	4,655
2	Russell 2000 Index, Strike @ $1,060, expires 05/20/16	595
2	Russell 2000 Index, Strike @ $1,060, expires 06/17/16	2,080
1	Russell 2000 Index, Strike @ $1,095, expires 05/20/16	740
2	Russell 2000 Index, Strike @ $1,100, expires 06/17/16	3,760
2	Russell 2000 Index, Strike @ $1,110, expires 05/20/16	2,160
1	Russell 2000 Index, Strike @ $1,110, expires 06/17/16	2,175
1	Russell 2000 Index, Strike @ $1,115, expires 05/20/16	1,220
2	Russell 2000 Index, Strike @ $1,125, expires 05/20/16	3,110
1	Russell 2000 Index, Strike @ $1,130, expires 05/20/16	1,745
7	Russell 2000 Index, Strike @ $1,130, expires 06/17/16	20,300
7	Russell 2000 Index, Strike @ $1,130, expires 07/15/16	27,090
1	Russell 2000 Index, Strike @ $1,135, expires 05/20/16	1,965
See Accompanying Notes to Financial Statements.
10

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Number of Contracts		Value
PURCHASED OPTIONS (continued)
Put Purchased Options
1	Russell 2000 Index, Strike @ $1,140, expires 05/20/16	$2,200
1	Russell 2000 Index, Strike @ $1,140, expires 06/17/16	3,345
81	Russell 2000 Index, Strike @ $780, expires 06/17/16	2,430
54	Russell 2000 Index, Strike @ $830, expires 05/20/16	405
8	Russell 2000 Index, Strike @ $880, expires 06/30/16	1,280
63	Russell 2000 Index, Strike @ $900, expires 07/15/16	19,687
5	Russell 2000 Index, Strike @ $900, expires 07/29/16	2,194
5	Russell 2000 Index, Strike @ $910, expires 05/31/16	213
63	Russell 2000 Index, Strike @ $930, expires 06/17/16	10,237
8	Russell 2000 Index, Strike @ $930, expires 07/15/16	3,400
35	S&P 500 Index, Strike @ $1,575, expires 06/17/16	3,675
35	S&P 500 Index, Strike @ $1,640, expires 07/15/16	14,525
35	S&P 500 Index, Strike @ $1,640, expires 08/19/16	30,100
21	S&P 500 Index, Strike @ $1,710, expires 06/17/16	5,040
3	S&P 500 Index, Strike @ $1,720, expires 05/31/16	292
21	S&P 500 Index, Strike @ $1,725, expires 06/30/16	9,660
3	S&P 500 Index, Strike @ $1,735, expires 06/17/16	870
3	S&P 500 Index, Strike @ $1,740, expires 07/15/16	2,220
3	S&P 500 Index, Strike @ $1,750, expires 06/30/16	1,620
32	S&P 500 Index, Strike @ $1,750, expires 07/15/16	25,280
1	S&P 500 Index, Strike @ $1,820, expires 05/20/16	98
6	S&P 500 Index, Strike @ $1,840, expires 05/20/16	720
32	S&P 500 Index, Strike @ $1,865, expires 05/31/16	10,880
2	S&P 500 Index, Strike @ $1,940, expires 05/20/16	870
5	S&P 500 Index, Strike @ $1,960, expires 06/17/16	8,825
1	S&P 500 Index, Strike @ $1,970, expires 05/20/16	660
2	S&P 500 Index, Strike @ $1,985, expires 05/20/16	1,660
1	S&P 500 Index, Strike @ $1,990, expires 06/17/16	2,300
1	S&P 500 Index, Strike @ $2,000, expires 05/20/16	1,050
1	S&P 500 Index, Strike @ $2,010, expires 05/20/16	1,220
1	S&P 500 Index, Strike @ $2,015, expires 06/17/16	2,870
4	S&P 500 Index, Strike @ $2,025, expires 07/15/16	18,100
1	S&P 500 Index, Strike @ $2,030, expires 05/20/16	1,655
1	S&P 500 Index, Strike @ $2,030, expires 06/17/16	3,280
1	S&P 500 Index, Strike @ $2,040, expires 07/15/16	4,995
1	S&P 500 Index, Strike @ $2,045, expires 05/20/16	2,085
1	S&P 500 Index, Strike @ $2,045, expires 06/17/16	3,755
4	S&P 500 Index, Strike @ $2,060, expires 05/20/16	10,440
3	S&P 500 Index, Strike @ $2,060, expires 08/19/16	21,810
1	S&P 500 Index, Strike @ $2,065, expires 06/17/16	4,495
1	S&P 500 Index, Strike @ $2,080, expires 08/19/16	8,090
1	S&P 500 Index, Strike @ $2,100, expires 06/17/16	6,170
		327,446
TOTAL PURCHASED OPTIONS (Cost $1,051,145)		741,279

See Accompanying Notes to Financial Statements.
11

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (5.6%)
$969	State Street Bank and Trust Co. Euro Time Deposit (Cost $969,183)	05/02/16	0.010	$969,183
TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $16,798,676)				16,957,365
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)				378,873
NET ASSETS (100.0%)				$17,336,238

(1)  At April 30, 2016, $15,033,560 in the value of these securities have been pledged, in whole or in part, as collateral for open written options.

(2)  Non-income producing security.

WRITTEN OPTIONS

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
10	Russell 2000 Index, Strike @ $1,020	05/20/16	$47,782	$(112,750)	$(64,968)
7	Russell 2000 Index, Strike @ $1,030	06/17/16	35,286	(74,445)	(39,159)
2	Russell 2000 Index, Strike @ $1,060	05/20/16	8,897	(14,910)	(6,013)
2	Russell 2000 Index, Strike @ $1,060	06/17/16	9,315	(16,040)	(6,725)
1	Russell 2000 Index, Strike @ $1,095	05/20/16	2,807	(4,400)	(1,593)
2	Russell 2000 Index, Strike @ $1,100	06/17/16	8,137	(9,740)	(1,603)
2	Russell 2000 Index, Strike @ $1,110	05/20/16	5,556	(6,490)	(934)
1	Russell 2000 Index, Strike @ $1,110	06/17/16	3,804	(4,155)	(351)
1	Russell 2000 Index, Strike @ $1,115	05/20/16	2,442	(2,885)	(443)
2	Russell 2000 Index, Strike @ $1,125	05/20/16	4,754	(4,430)	324
1	Russell 2000 Index, Strike @ $1,130	05/20/16	2,214	(1,910)	304
7	Russell 2000 Index, Strike @ $1,130	06/17/16	13,299	(20,230)	(6,931)
7	Russell 2000 Index, Strike @ $1,130	07/15/16	30,936	(25,795)	5,141
1	Russell 2000 Index, Strike @ $1,135	05/20/16	2,176	(1,630)	546
1	Russell 2000 Index, Strike @ $1,140	05/20/16	2,089	(1,370)	719
1	Russell 2000 Index, Strike @ $1,140	06/17/16	3,339	(2,330)	1,009
5	Russell 2000 Index, Strike @ $1,150	05/31/16	4,621	(6,300)	(1,679)
5	Russell 2000 Index, Strike @ $1,150	06/30/16	6,101	(11,100)	(4,999)
5	Russell 2000 Index, Strike @ $1,190	07/15/16	6,006	(5,175)	831
5	Russell 2000 Index, Strike @ $1,200	07/29/16	5,366	(5,366)	—
1	S&P 500 Index, Strike @ $1,820	05/20/16	9,239	(24,245)	(15,006)
6	S&P 500 Index, Strike @ $1,840	05/20/16	54,899	(133,590)	(78,691)
2	S&P 500 Index, Strike @ $1,940	05/20/16	14,109	(25,170)	(11,061)
5	S&P 500 Index, Strike @ $1,960	06/17/16	38,896	(58,275)	(19,379)
1	S&P 500 Index, Strike @ $1,970	05/20/16	6,299	(9,810)	(3,511)
2	S&P 500 Index, Strike @ $1,985	05/20/16	11,999	(16,960)	(4,961)
1	S&P 500 Index, Strike @ $1,990	06/17/16	7,214	(9,190)	(1,976)
1	S&P 500 Index, Strike @ $2,000	05/20/16	5,784	(7,200)	(1,416)
1	S&P 500 Index, Strike @ $2,010	05/20/16	5,774	(6,370)	(596)
1	S&P 500 Index, Strike @ $2,015	06/17/16	6,524	(7,265)	(741)
4	S&P 500 Index, Strike @ $2,025	07/15/16	29,492	(30,980)	(1,488)
1	S&P 500 Index, Strike @ $2,030	05/20/16	4,904	(4,810)	94
1	S&P 500 Index, Strike @ $2,030	06/17/16	6,284	(6,180)	104
1	S&P 500 Index, Strike @ $2,040	07/15/16	6,864	(6,720)	144
1	S&P 500 Index, Strike @ $2,045	05/20/16	4,554	(3,735)	819

See Accompanying Notes to Financial Statements.
12

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

WRITTEN OPTIONS (continued)

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
1	S&P 500 Index, Strike @ $2,045	06/17/16	$5,829	$(5,155)	$674
4	S&P 500 Index, Strike @ $2,060	05/20/16	15,597	(11,060)	4,537
3	S&P 500 Index, Strike @ $2,060	08/19/16	23,033	(19,965)	3,068
1	S&P 500 Index, Strike @ $2,065	06/17/16	5,110	(3,895)	1,215
1	S&P 500 Index, Strike @ $2,080	08/19/16	7,087	(5,470)	1,617
3	S&P 500 Index, Strike @ $2,100	05/31/16	4,110	(3,855)	255
1	S&P 500 Index, Strike @ $2,100	06/17/16	4,279	(2,080)	2,199
21	S&P 500 Index, Strike @ $2,130	06/17/16	30,958	(20,790)	10,168
21	S&P 500 Index, Strike @ $2,140	05/31/16	20,248	(6,090)	14,158
3	S&P 500 Index, Strike @ $2,140	06/17/16	4,033	(2,220)	1,813
21	S&P 500 Index, Strike @ $2,145	06/30/16	31,168	(21,735)	9,433
3	S&P 500 Index, Strike @ $2,155	06/30/16	3,799	(2,400)	1,399
3	S&P 500 Index, Strike @ $2,160	07/15/16	4,473	(2,925)	1,548
21	S&P 500 Index, Strike @ $2,170	07/15/16	33,899	(15,855)	18,044
					$(194,061)
Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
5	Russell 2000 Index, Strike @ $1,000	07/29/16	$5,671	$(5,671)	$—
5	Russell 2000 Index, Strike @ $1,010	05/31/16	6,497	(1,038)	5,459
5	Russell 2000 Index, Strike @ $1,040	07/15/16	6,841	(7,225)	(384)
3	Russell 2000 Index, Strike @ $1,070	05/20/16	10,090	(1,155)	8,935
6	Russell 2000 Index, Strike @ $1,070	06/17/16	26,056	(7,260)	18,796
1	Russell 2000 Index, Strike @ $1,080	05/20/16	3,769	(495)	3,274
25	Russell 2000 Index, Strike @ $1,080	06/17/16	35,011	(35,000)	11
25	Russell 2000 Index, Strike @ $1,080	07/15/16	49,673	(56,250)	(6,577)
1	Russell 2000 Index, Strike @ $1,100	05/20/16	2,834	(840)	1,994
2	Russell 2000 Index, Strike @ $1,120	05/20/16	6,195	(2,760)	3,435
15	Russell 2000 Index, Strike @ $1,145	05/20/16	33,889	(37,125)	(3,236)
3	Russell 2000 Index, Strike @ $1,150	06/17/16	9,088	(11,535)	(2,447)
27	Russell 2000 Index, Strike @ $970	06/17/16	74,628	(7,425)	67,203
5	Russell 2000 Index, Strike @ $990	06/30/16	7,613	(3,000)	4,613
1	S&P 500 Index, Strike @ $1,810	05/20/16	9,359	(90)	9,269
14	S&P 500 Index, Strike @ $1,870	06/17/16	63,374	(11,480)	51,894
3	S&P 500 Index, Strike @ $1,900	05/31/16	5,402	(1,485)	3,917
21	S&P 500 Index, Strike @ $1,915	06/17/16	42,718	(25,095)	17,623
21	S&P 500 Index, Strike @ $1,915	06/30/16	46,918	(36,225)	10,693
14	S&P 500 Index, Strike @ $1,925	08/19/16	45,062	(50,400)	(5,338)
2	S&P 500 Index, Strike @ $1,930	05/20/16	14,189	(750)	13,439
3	S&P 500 Index, Strike @ $1,935	06/17/16	5,903	(4,260)	1,643
3	S&P 500 Index, Strike @ $1,940	06/30/16	6,502	(6,225)	277
3	S&P 500 Index, Strike @ $1,940	07/15/16	6,288	(7,800)	(1,512)
35	S&P 500 Index, Strike @ $1,950	07/15/16	107,854	(96,950)	10,904
21	S&P 500 Index, Strike @ $2,000	05/31/16	25,813	(32,760)	(6,947)
16	S&P 500 Index, Strike @ $2,005	05/20/16	87,987	(18,080)	69,907
1	S&P 500 Index, Strike @ $2,015	05/20/16	5,684	(1,310)	4,374
1	S&P 500 Index, Strike @ $2,020	05/20/16	2,605	(1,420)	1,185
2	S&P 500 Index, Strike @ $2,025	05/20/16	9,709	(3,060)	6,649

See Accompanying Notes to Financial Statements.
13

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

WRITTEN OPTIONS (continued)

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
2	S&P 500 Index, Strike @ $2,040	06/17/16	$12,071	$(7,190)	$4,881
1	S&P 500 Index, Strike @ $2,050	06/17/16	4,473	(4,473)	—
9	S&P 500 Index, Strike @ $2,065	05/20/16	36,488	(25,290)	11,198
1	S&P 500 Index, Strike @ $2,070	06/17/16	4,647	(4,700)	(53)
1	S&P 500 Index, Strike @ $2,075	07/15/16	6,726	(6,310)	416
1	S&P 500 Index, Strike @ $2,075	08/19/16	7,149	(7,870)	(721)
3	S&P 500 Index, Strike @ $2,080	05/20/16	8,321	(10,545)	(2,224)
1	S&P 500 Index, Strike @ $2,100	07/15/16	5,559	(7,470)	(1,911)
					$300,639
Net Unrealized Appreciation (Depreciation)					$106,578

See Accompanying Notes to Financial Statements.
14

Credit Suisse Volaris US Strategies Fund
Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $16,798,676) (Note 2)	$16,957,365
Cash	50,000
Cash segregated at brokers for written options (Note 2)	1,602,926
Receivable for investments sold	729,283
Receivable from investment adviser (Note 3)	22,703
Dividend and interest receivable	17,999
Prepaid expenses and other assets	45,486
Total assets	19,425,762
Liabilities
Administrative services fee payable (Note 3)	7,368
Shareholder servicing/Distribution fee payable (Note 3)	1,376
Outstanding written options, at value (Proceeds $1,460,041) (Note 2)	1,353,463
Payable for investments purchased	692,213
Trustees' fee payable	7,076
Accrued expenses	28,028
Total liabilities	2,089,524
Net Assets
Capital stock, $.001 par value (Note 6)	1,902
Paid-in capital (Note 6)	20,098,334
Accumulated net investment loss	(160,076)
Accumulated net realized loss on investments and written options	(2,869,189)
Net unrealized appreciation from investments and written options	265,267
Net assets	$17,336,238
I Shares
Net assets	$13,565,016
Shares outstanding	1,485,283
Net asset value, offering price and redemption price per share	$9.13
A Shares
Net assets	$2,799,287
Shares outstanding	308,086
Net asset value and redemption price per share	$9.09
Maximum offering price per share (net asset value/(1-5.25%))	$9.59
C Shares
Net assets	$971,935
Shares outstanding	108,690
Net asset value, offering price and redemption price per share	$8.94

See Accompanying Notes to Financial Statements.
15

Credit Suisse Volaris US Strategies Fund
Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Dividends	$275,002
Interest	98
Total investment income	275,100
Expenses
Investment advisory fees (Note 3)	127,921
Administrative services fees (Note 3)	54,780
Shareholder servicing/Distribution fees (Note 3)
Class A	3,576
Class C	4,799
Custodian fees	43,249
Legal fees	27,425
Audit and tax fees	20,559
Registration fees	18,800
Trustees' fees	13,984
Printing fees	12,789
Commitment fees (Note 4)	5,879
Transfer agent fees (Note 3)	4,602
Insurance expense	377
Miscellaneous expense	3,138
Total expenses	341,878
Less: fees waived and expenses reimbursed (Note 3)	(167,205)
Net expenses	174,673
Net investment income	100,427
Net Realized and Unrealized Gain (Loss) from Investments and Written Options
Net realized loss from investments	(904,519)
Net realized loss from written options	(1,429,726)
Net change in unrealized appreciation (depreciation) from investments	52,318
Net change in unrealized appreciation (depreciation) from written options	825,570
Net realized and unrealized loss from investments and written options	(1,456,357)
Net decrease in net assets resulting from operations	$(1,355,930)

See Accompanying Notes to Financial Statements.
16

Credit Suisse Volaris US Strategies Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment income (loss)	$100,427	$(296,638)
Net realized loss from investments and written options	(2,334,245)	(833,740)
Net change in unrealized appreciation (depreciation) from investments and written options	877,888	(313,825)
Net decrease in net assets resulting from operations	(1,355,930)	(1,444,203)
From Distributions
Distributions from net realized gains
Class I	—	(1,782,651)
Class A	—	(154,602)
Class C	—	(76,259)
Net decrease in net assets resulting from distributions	—	(2,013,512)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	108,824	2,476,794
Reinvestment of dividends and distributions	—	2,013,208
Net asset value of shares redeemed	(10,857,566)	(78,885)
Net increase (decrease) in net assets from capital share transactions	(10,748,742)	4,411,117
Net increase (decrease) in net assets	(12,104,672)	953,402
Net Assets
Beginning of period	29,440,910	28,487,508
End of period	$17,336,238	$29,440,910
Accumulated net investment loss	$(160,076)	$(260,503)

See Accompanying Notes to Financial Statements.
17

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$9.53	$10.79	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.04	(0.09)	(0.08)
Net gain (loss) on investments and written options (both realized and unrealized)	(0.44)	(0.41)	0.87
Total from investment operations	(0.40)	(0.50)	0.79
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.76)	—
Total distributions	—	(0.76)	—
Net asset value, end of period	$9.13	$9.53	$10.79
Total return[3]	(4.20)%	(4.75)%	7.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$13,565	$25,353	$25,319
Ratio of net expenses to average net assets	1.30%[4]	1.30%	1.30%[5]
Ratio of net investment income (loss) to average net assets	0.85%[4]	(0.93)%	(1.28)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.31%[4]	0.92%	1.12%[5]
Portfolio turnover rate	48%	45%	—

1  For the period March 31, 2014 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$9.49	$10.77	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.03	(0.12)	(0.09)
Net gain (loss) on investments and written options (both realized and unrealized)	(0.43)	(0.40)	0.86
Total from investment operations	(0.40)	(0.52)	0.77
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.76)	—
Total distributions	—	(0.76)	—
Net asset value, end of period	$9.09	$9.49	$10.77
Total return[3]	(4.21)%	(4.96)%	7.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,799	$3,068	$2,092
Ratio of net expenses to average net assets	1.55%[4]	1.55%	1.55%[5]
Ratio of net investment income (loss) to average net assets	0.61%[4]	(1.17)%	(1.53)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.31%[4]	0.92%	1.12%[5]
Portfolio turnover rate	48%	45%	—

1  For the period March 31, 2014 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$9.38	$10.72	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)	(0.19)	(0.14)
Net gain (loss) on investments and written options (both realized and unrealized)	(0.43)	(0.39)	0.86
Total from investment operations	(0.44)	(0.58)	0.72
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.76)	—
Total distributions	—	(0.76)	—
Net asset value, end of period	$8.94	$9.38	$10.72
Total return[3]	(4.69)%	(5.68)%	7.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$972	$1,019	$1,077
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%[5]
Ratio of net investment loss to average net assets	(0.15)%[4]	(1.94)%	(2.28)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.31%[4]	0.92%	1.12%[5]
Portfolio turnover rate	48%	45%	—

1  For the period March 31, 2014 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
20

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Volaris US Strategies Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally

21

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$15,246,903	$—	$—	$15,246,903
Options Purchased	741,279	—	—	741,279
Short-term Investments	—	969,183	—	969,183
	$15,988,182	$969,183	$—	$16,957,365
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Written Options	$1,353,463	$—	$—	$1,353,463

*Other financial instruments include written options, at value.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

23

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fair Values of Derivative Instruments as of April 30, 2016.

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Purchased options, at value*	$741,279	Outstanding written options, at value	$1,353,463

*Market value of purchased options is reported in investments at value in the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized loss from written options	$(1,429,726)	Net change in unrealized appreciation (depreciation) from written options	$825,570

The value amount of written options at the six months ended April 30, 2016 is reflected in the Schedule of Investments. For the six months ended April 30, 2016, the Fund received average monthly premiums of $3,044,941 from written option contracts.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$741,279	$(741,279)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$1,353,463	$(741,279)	$—	$(612,184)	$—

(a)  Investments, at value (includes purchased and written options).

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest

24

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

25

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchanged traded written options are disclosed in the Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $1,602,926.

For the six months ended April 30, 2016, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2015	1,195	$5,365,513
Options written	4,768	13,845,951
Options closed	(4,443)	(13,562,062)
Options exercised	—	—
Options expired	(1,008)	(4,189,361)
Written Options, outstanding as of April 30, 2016	512	$1,460,041

26

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

J) SUBSEQUENT EVENTS — Upon the recommendation of Credit Suisse, the Board of the Fund approved the liquidation and termination of Credit Suisse Volaris US Strategies Fund, effective on June 24, 2016 (the "Liquidation Date"). Credit Suisse Volaris US Strategies Fund will redeem all of its shares outstanding on the Liquidation Date.

27

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $127,921 and $167,205, respectively. This contract may not be terminated before February 28, 2017. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$553,026	$173,670	$237,208	$142,148
Class A	56,696	10,060	27,875	18,761
Class C	23,570	7,532	9,742	6,296
Totals	$633,292	$191,262	$274,825	$167,205

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $11,513.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six

28

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $43,267.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $3,576 for Class A shares and $4,799 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $6,251, which is included within transfer agent fees on the Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

29

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments and purchased options) were $10,594,586 and $20,451,975, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	12,352	$108,824	128,953	$1,312,352
Shares issued in reinvestment of distributions	—	—	183,968	1,782,651
Shares redeemed	(1,186,220)	(10,722,623)	(753)	(7,297)
Net increase (decrease)	(1,173,868)	$(10,613,799)	312,168	$3,087,706
	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	120,295	$1,160,500
Shares issued in reinvestment of distributions	—	—	15,987	154,602
Shares redeemed	(15,044)	(134,943)	(7,403)	(71,588)
Net increase (decrease)	(15,044)	$(134,943)	128,879	$1,243,514
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	394	$3,942
Shares issued in reinvestment of distributions	—	—	7,896	75,955
Net increase	—	$—	8,290	$79,897

30

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	92%
Class A	3	*	100%
Class C	1	*	99%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign

31

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or

32

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

33

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Volaris US Strategies Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16, and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 1.00% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

34

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

35

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board determined the fees to be reasonable.

•  The combined Contractual Advisory Fee and co-administration fee were above the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were below the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on March 30, 2014 and therefore performance information was shown for the one year period ended August 31, 2015. Fund performance was at the median of its Performance Group for the one year period and was below the median of its Performance Universe for the one year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

36

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

37

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

38

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 27, 2015.

39

Credit Suisse Volaris US Strategies Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

40

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  VAF-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
EMERGING MARKETS EQUITY
FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Emerging Markets Equity Fund (the "Fund") for the six months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/16

Fund & Benchmark	Performance
Class I1	1.02%
Class A1,2	0.77%
Class C1,2	0.49%
MSCI Emerging Markets USD Index NR3	-0.14%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A positive end to a volatile period

The six-month period ended April 30, 2016 was a volatile one, with the MSCI Emerging Markets USD Index NR, the Fund's benchmark, delivering -0.14%. Late 2015 saw markets decline, as investors worried over the path the U.S. Federal Reserve (the "Fed") would take on interest rates. A number of macro-oriented factors erased the 2015 losses during February and March, including a rise in oil prices from January lows, a more dovish stance on rate hikes from the Fed, and progress in impeachment proceedings for the Brazilian President. These factors all combined to drive investors back to 2015's most beaten down assets, causing the Brazilian market to gain 28%, energy to increase 15%, and metals to rise 25%, while 2015's weaker currencies — Brazilian Real and the Russian Ruble — gained 10% and 9%, respectively.

Strategic Review and Outlook: 2016 will depend on the Fed, China and Brazil

For the six-month period ended April 30, 2016, all Fund share classes outperformed the benchmark. The majority of relative outperformance was gained in the first quarter of 2016 and came largely came from the sources that contributed to underperformance in 2015, namely the Restructuring stage, Brazil, China and metals. In the Restructuring stage, the portfolio generated nearly 500 basis points of outperformance from both old and new names, including an Argentinian steel producer that gained 44% thanks to the commodity relief rally, strong dividends and improving fundamentals. Additionally, a Taiwanese e-reader manufacturer rose 21% on positive gains from novel uses of the

1

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

technology, such as pricing tags in grocery stores and royalty payments on patents related to smartphone displays. Further, stock selection in financials, telecom and an underweight in industrials contributed to performance. Conversely, stock selection in healthcare and consumer discretionary, and an underweight to materials detracted from performance.

The last few years have offered numerous inflection points in emerging markets where leadership has passed from growth to value assets. Macro and geopolitical noise have consistently pushed growth assets back into favor in the subsequent periods. We believe that much of the remainder of 2016 will hinge upon demand in China, the tightening schedule of the Fed, and the impeachment proceedings in Brazil. There has been a marked rotation of attractiveness within the growth stage, as momentum has inverted and highlighted new ideas. Additionally, as valuation has receded in a number of sectors and countries, we are seeing new later stage ideas bubbling up in disparate places.

We would like to note that as of the date of this letter, United Kingdom has voted to exit the European Union and we expect that there will be additional uncertainty and increased volatility in the markets as a result of this vote, at least over the near term.

HOLT Active Equity Group

Alfred S. Bryant

Foreign investments involve significant risks including risk of loss of principal, currency risk, derivatives risk, emerging markets risk, equity exposure risk, foreign securities risk, information risk, political risk, access risk, operational risk, liquidity risk, manager risk, market risk, and small- and mid-cap stock risk. In addition, the Fund is subject to options risk and participation notes risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (4.57)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (0.50)%.

3  The Morgan Stanley Capital International (MSCI) Emerging Markets USD Index NR is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not have transaction costs and investors can not invest directly in the index.

3

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	(19.16)%	(5.63)%
Class A Without Sales Charge	(19.38)%	(5.88)%
Class A With Maximum Sales Charge	(23.60)%	(8.00)%
Class C Without CDSC	(19.95)%	(6.58)%
Class C With CDSC	(20.75)%	(6.58)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.72% for Class I shares, 2.97% for Class A shares and 3.72% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Class I shares, 1.50% for Class A shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date December 26, 2013.

4

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,010.20	$1,007.70	$1,004.90
Expenses Paid per $1,000*	$6.25	$7.49	$11.22
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,018.65	$1,017.40	$1,013.67
Expenses Paid per $1,000*	$6.27	$7.52	$11.26
	Class I	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Sector Breakdown*

Financials	25.5%
Information Technology	20.6
Consumer Discretionary	11.2
Consumer Staples	9.7
Telecommunication Services	7.2
Energy	6.5
Materials	4.3
Commingled Funds	4.0
Utilities	3.0
Industrials	3.0
Short-Term Investment[1]	2.6
Health Care	2.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

7

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.5%)
BRAZIL (7.8%)
Commercial Banks (2.3%)
Banco do Brasil S.A.	87,000	$557,427
Electric Utilities (0.9%)
Transmissora Alianca de Energia Eletrica S.A.	40,100	227,297
Food Products (1.5%)
Marfrig Global Foods S.A.(1)	191,700	360,535
Household Durables (1.8%)
Cyrela Brazil Realty S.A.	62,700	186,603
MRV Engenharia e Participacoes S.A.	67,500	235,119
		421,722
Insurance (1.3%)
Porto Seguro S.A.	39,000	313,058
		1,880,039
CHILE (1.6%)
Electric Utilities (1.6%)
Enersis Americas S.A., ADR	25,500	218,280
Enersis Chile S.A.(1)	25,500	162,435
		380,715
CHINA (16.4%)
Biotechnology (0.9%)
China Biologic Products, Inc.(1)	1,900	222,300
Building Products (0.5%)
China Lesso Group Holdings Ltd.	241,000	131,881
Commercial Banks (5.8%)
Agricultural Bank of China Ltd., Series H	750,200	270,746
Bank of China Ltd., Series H	1,076,700	435,933
China CITIC Bank Corp. Ltd., Series H(1)	694,600	436,495
Chongqing Rural Commercial Bank Co. Ltd., Series H	476,400	250,989
		1,394,163
Construction & Engineering (1.3%)
Sinopec Engineering Group Co. Ltd., Series H	336,900	310,741
Construction Materials (0.5%)
China National Building Material Co. Ltd., Series H	208,900	108,234
Diversified Consumer Services (0.8%)
TAL Education Group, ADR(1)	3,400	196,724
Independent Power Producers & Energy Traders (0.5%)
Huaneng Power International, Inc., Series H	161,450	115,358
Internet Software & Services (3.5%)
Tencent Holdings Ltd.	42,000	854,596

See Accompanying Notes to Financial Statements.
8

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
CHINA
Metals & Mining (0.7%)
China Hongqiao Group Ltd.	240,400	$175,946
Personal Products (0.4%)
Chlitina Holding Ltd.	13,000	91,325
Semiconductors & Semiconductor Equipment (0.6%)
JA Solar Holdings Co. Ltd., ADR(1)	17,200	149,124
Textiles, Apparel & Luxury Goods (0.9%)
ANTA Sports Products Ltd.	86,000	219,053
		3,969,445
HONG KONG (7.9%)
Auto Components (0.8%)
Xinyi Glass Holdings Ltd.	289,700	196,586
Food Products (2.1%)
WH Group Ltd.(1)	617,600	499,627
Household Durables (0.8%)
Haier Electronics Group Co. Ltd.	115,000	193,138
Industrial Conglomerates (1.1%)
Jardine Strategic Holdings Ltd.	9,400	271,707
Real Estate Management & Development (0.8%)
Kerry Properties Ltd.	74,500	202,917
Wireless Telecommunication Services (2.3%)
China Mobile Ltd.	47,400	544,167
		1,908,142
INDIA (3.7%)
Automobiles (1.5%)
Tata Motors Ltd., ADR(1)	11,600	352,408
Pharmaceuticals (0.9%)
Dr Reddy's Laboratories Ltd., ADR	4,800	218,880
Thrifts & Mortgage Finance (1.3%)
Indiabulls Housing Finance Ltd., GDR	30,500	317,352
		888,640
LUXEMBOURG (1.2%)
Metals & Mining (1.2%)
Ternium S.A., ADR	14,400	293,904
MALAYSIA (1.3%)
IT Services (1.3%)
My EG Services Bhd	623,000	320,177
MEXICO (0.6%)
Hotels, Restaurants & Leisure (0.6%)
Alsea S.A.B. de C.V.	35,900	138,220

See Accompanying Notes to Financial Statements.
9

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
PANAMA (1.2%)
Commercial Banks (1.2%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	11,200	$289,632
RUSSIA (4.7%)
Diversified Financial Services (1.4%)
Moscow Exchange MICEX-RTS PJSC(1)	216,600	342,100
Oil, Gas & Consumable Fuels (3.3%)
Gazprom PAO, ADR	61,850	321,001
Lukoil PJSC, ADR	11,500	488,750
		809,751
		1,151,851
SINGAPORE (0.5%)
Commercial Banks (0.5%)
DBS Group Holdings Ltd.	9,700	109,783
SOUTH AFRICA (4.6%)
Commercial Banks (1.2%)
Nedbank Group Ltd.	22,700	291,194
Insurance (0.6%)
Liberty Holdings Ltd.	15,800	155,802
Real Estate Investment Trusts (1.3%)
Growthpoint Properties Ltd.	177,200	314,789
Specialty Retail (1.5%)
Truworths International Ltd.	48,300	362,052
		1,123,837
SOUTH KOREA (18.1%)
Automobiles (1.4%)
Hyundai Motor Co.	1,400	175,660
Kia Motors Corp.	4,200	176,155
		351,815
Biotechnology (0.6%)
Medy-Tox, Inc.	400	147,866
Chemicals (0.9%)
Lotte Chemical Corp.	900	229,562
Commercial Banks (3.1%)
Woori Bank	82,000	753,419
Computers & Peripherals (4.0%)
Samsung Electronics Co. Ltd.	880	959,051
Diversified Telecommunication Services (3.0%)
KT Corp.	21,000	562,528
LG Uplus Corp.	16,100	157,937
		720,465

See Accompanying Notes to Financial Statements.
10

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA
Food Products (0.4%)
Ottogi Corp.	150	$107,215
Household Durables (0.7%)
Hanssem Co. Ltd.	1,000	167,081
Household Products (1.3%)
LG Household & Health Care Ltd.	350	308,164
Personal Products (1.1%)
Amorepacific Corp.	740	263,913
Tobacco (1.6%)
KT&G Corp.	3,500	377,073
		4,385,624
TAIWAN (12.1%)
Computers & Peripherals (4.2%)
Asustek Computer, Inc.	20,900	183,217
Catcher Technology Co. Ltd.	12,500	87,485
Compal Electronics, Inc.	785,000	460,786
Pegatron Corp.	132,300	278,712
		1,010,200
Electronic Equipment, Instruments & Components (2.8%)
E Ink Holdings, Inc.(1)	337,000	156,100
Hon Hai Precision Industry Co. Ltd.	214,453	510,840
		666,940
Personal Products (0.5%)
Grape King Bio Ltd.	21,900	131,634
Semiconductors & Semiconductor Equipment (4.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	223,600	1,027,301
Textiles, Apparel & Luxury Goods (0.4%)
Eclat Textile Co. Ltd.	9,482	107,925
		2,944,000
THAILAND (5.5%)
Chemicals (1.0%)
PTT Global Chemical PCL	132,500	237,081
Commercial Banks (2.2%)
Bangkok Bank PCL, NVDR	54,400	254,959
Krung Thai Bank PCL, NVDR	573,500	286,576
		541,535
Oil, Gas & Consumable Fuels (2.3%)
PTT PCL	64,100	557,870
		1,336,486

See Accompanying Notes to Financial Statements.
11

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
TURKEY (3.5%)
Diversified Telecommunication Services (1.9%)
Turk Telekomunikasyon AS	192,100	$464,559
Food & Staples Retailing (0.8%)
BIM Birlesik Magazalar AS	8,900	196,118
Oil, Gas & Consumable Fuels (0.8%)
Tupras Turkiye Petrol Rafinerileri AS	7,500	198,078
		858,755
UNITED ARAB EMIRATES (0.6%)
Commercial Banks (0.6%)
Abu Dhabi Commercial Bank PJSC	79,000	141,401
UNITED KINGDOM (1.2%)
Insurance (1.2%)
Old Mutual PLC	110,100	300,103
TOTAL COMMON STOCKS (Cost $23,078,717)		22,420,754
PREFERRED STOCK (0.6%)
BRAZIL (0.6%)
Commercial Banks (0.6%)
Banco Bradesco S.A.	17,688	132,757
TOTAL PREFERRED STOCK (Cost $175,971)		132,757
EXCHANGE TRADED FUNDS (4.0%)
FRANCE (2.0%)
Lyxor ETF MSCI India(1)	32,350	476,501
LUXEMBOURG (2.0%)
db x-trackers NIFTY 50 UCITS ETF(1)	4,125	498,486
TOTAL EXCHANGE TRADED FUNDS (Cost $861,385)		974,987
	Par (000)
SHORT-TERM INVESTMENT (2.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/02/2016 (Cost $638,021)	$638	638,021
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $24,754,094)		24,166,519
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		77,262
NET ASSETS (100.0%)		$24,243,781

(1)  Non-income producing security.

INVESTMENT ABBREVIATIONS:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

See Accompanying Notes to Financial Statements.
12

Credit Suisse Emerging Markets Equity Fund
Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $24,754,094) (Note 2)	$24,166,519
Cash	50,000
Foreign currency at value (Cost $33,962)	34,414
Dividend receivable	18,143
Receivable from investment adviser (Note 3)	13,684
Receivable for fund shares sold	9,816
Prepaid expenses	26,590
Total assets	24,319,166
Liabilities
Administrative services fee payable (Note 3)	33,312
Shareholder servicing/Distribution fee payable (Note 3)	1,487
Trustees' fee payable	6,708
Accrued expenses	33,878
Total liabilities	75,385
Net Assets
Capital stock, $.001 par value (Note 6)	2,906
Paid-in capital (Note 6)	28,974,723
Accumulated net investment loss	(301,221)
Accumulated net realized loss on investments and foreign currency transactions	(3,845,579)
Net unrealized depreciation from investments and foreign currency translations	(587,048)
Net assets	$24,243,781
I Shares
Net assets	$21,518,464
Shares outstanding	2,578,527
Net asset value, offering price and redemption price per share	$8.35
A Shares
Net assets	$1,201,501
Shares outstanding	144,098
Net asset value and redemption price per share	$8.34
Maximum offering price per share (net asset value/(1-5.25%))	$8.80
C Shares
Net assets	$1,523,816
Shares outstanding	183,236
Net asset value, offering price and redemption price per share	$8.32

See Accompanying Notes to Financial Statements.
13

Credit Suisse Emerging Markets Equity Fund
Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Dividends	$258,235
Foreign taxes withheld	(31,889)
Total investment income	226,346
Expenses
Investment advisory fees (Note 3)	100,736
Administrative services fees (Note 3)	94,147
Shareholder servicing/Distribution fees (Note 3)
Class A	1,474
Class C	7,079
Registration fees	22,461
Audit and tax fees	20,927
Legal fees	15,013
Trustees' fees	14,009
Printing fees	10,591
Custodian fees	9,361
Transfer agent fees (Note 3)	7,861
Commitment fees (Note 4)	5,777
Insurance expense	306
Miscellaneous expense	2,969
Total expenses	312,711
Less: fees waived and expenses reimbursed (Note 3)	(164,247)
Net expenses	148,464
Net investment income	77,882
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,923,990)
Net realized loss from foreign currency transactions	(11,419)
Net change in unrealized appreciation (depreciation) from investments	2,082,995
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,598)
Net realized and unrealized gain from investments and foreign currency related items	145,988
Net increase in net assets resulting from operations	$223,870

See Accompanying Notes to Financial Statements.
14

Credit Suisse Emerging Markets Equity Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment income	$77,882	$335,565
Net realized loss from investments and foreign currency transactions	(1,935,409)	(1,423,903)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,081,397	(3,506,474)
Net increase (decrease) in net assets resulting from operations	223,870	(4,594,812)
From Dividends
Dividends from net investment income
Class I	(337,426)	(620,068)
Class A	(17,340)	(31,587)
Class C	(10,308)	(16,465)
Net decrease in net assets resulting from dividends	(365,074)	(668,120)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	935,563	6,646,901
Reinvestment of dividends	365,073	665,629
Net asset value of shares redeemed	(772,178)	(1,443,532)
Net increase in net assets from capital share transactions	528,458	5,868,998
Net increase in net assets	387,254	606,066
Net Assets
Beginning of period	23,856,527	23,250,461
End of period	$24,243,781	$23,856,527
Accumulated net investment loss	$(301,221)	$(14,029)

See Accompanying Notes to Financial Statements.
15

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$8.41	$10.36	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.03	0.13	0.16
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.04	(1.82)	0.20
Total from investment operations	0.07	(1.69)	0.36
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.26)	—
Total dividends	(0.13)	(0.26)	—
Net asset value, end of period	$8.35	$8.41	$10.36
Total return[3]	1.02%	(16.68)%	3.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,518	$21,051	$21,040
Ratio of net expenses to average net assets	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment income to average net assets	0.77%[4]	1.36%	1.88%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.47%[4]	1.17%	1.38%[4]
Portfolio turnover rate	31%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.
See Accompanying Notes to Financial Statements.
16

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$8.40	$10.34	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.02	0.11	0.15
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.04	(1.81)	0.19
Total from investment operations	0.06	(1.70)	0.34
LESS DIVIDENDS
Dividends from net investment income	(0.12)	(0.24)	—
Total dividends	(0.12)	(0.24)	—
Net asset value, end of period	$8.34	$8.40	$10.34
Total return[3]	0.77%	(16.74)%	3.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,202	$1,288	$1,182
Ratio of net expenses to average net assets	1.50%[4]	1.50%	1.50%[4]
Ratio of net investment income to average net assets	0.50%[4]	1.18%	1.72%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.47%[4]	1.17%	1.38%[4]
Portfolio turnover rate	31%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$8.34	$10.28	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.01)	0.06	0.08
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.05	(1.84)	0.20
Total from investment operations	0.04	(1.78)	0.28
LESS DIVIDENDS
Dividends from net investment income	(0.06)	(0.16)	—
Total dividends	(0.06)	(0.16)	—
Net asset value, end of period	$8.32	$8.34	$10.28
Total return[3]	0.49%	(17.48)%	2.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,524	$1,518	$1,028
Ratio of net expenses to average net assets	2.25%[4]	2.25%	2.25%[4]
Ratio of net investment income (loss) to average net assets	(0.23)%[4]	0.62%	0.91%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.47%[4]	1.17%	1.38%[4]
Portfolio turnover rate	31%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Emerging Markets Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or

19

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$5,546,362	$16,874,392	$—	$22,420,754
Preferred Stocks	132,757	—	—	132,757
Exchange Traded Funds	498,486	476,501	—	974,987
Short-term Investment	—	638,021	—	638,021
	$6,177,605	$17,988,914	$—	$24,166,519

For the six months ended April 30, 2016, there were no transfers in and out of Level 2 and Level 3, but there were $476,501 transferred out from Level 1 to Level 2 due to lack of observable market data because of decrease in market activity and $820,840 transferred out from Level 2 to Level 1 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

21

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

22

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets

23

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

J) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. For the six months

24

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $100,736 and $164,247, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2017. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares, and 2.25% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$641,406	$228,447	$267,752	$145,207
Class A	37,938	13,198	16,088	8,652
Class C	39,080	12,296	16,396	10,388
Totals	$718,424	$253,941	$300,236	$164,247

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $10,074.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $84,073.

25

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $1,474 for Class A shares and $7,079 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $6,431, which is included within transfer agent fees on the Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that there was no commissions earned on the sale of the Fund's Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $7,151,131 and $6,955,478, respectively.

26

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	113,234	$886,913	559,159	$5,526,914
Shares issued in reinvestment of dividends	43,765	337,426	64,398	617,577
Shares redeemed	(80,076)	(627,247)	(151,958)	(1,443,532)
Net increase	76,923	$597,092	471,599	$4,700,959
	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	6,625	$48,650	35,734	$355,000
Shares issued in reinvestment of dividends	2,249	17,340	3,294	31,587
Shares redeemed	(18,111)	(144,533)	—	—
Net increase (decrease)	(9,237)	$(78,543)	39,028	$386,587
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	80,234	$764,987
Shares issued in reinvestment of dividends	1,337	10,307	1,717	16,465
Shares redeemed	(52)	(398)	—	—
Net increase	1,285	$9,909	81,951	$781,452

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	2	*	96%
Class A	3	*	95%
Class C	3	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

27

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange

28

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

29

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Emerging Markets Equity Fund (the "Fund") a series of Credit Suisse Opportunity Funds (the "Trust, the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.90% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio

30

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

31

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were at the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were also at the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on December 26, 2013 and therefore performance information was shown for the one year period ended August 31, 2015. Fund performance was below the median of its Performance Group for the one year period and was below the median of its Performance Universe for the one year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

32

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates receive, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

33

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

34

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

35

Credit Suisse Emerging Markets Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

36

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  EMF-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six months ended April 30, 2016.

Performance Summary
11/1/2015 – 4/30/2016

Fund & Benchmark	Performance
Class I1	-2.44%
Class A1,2	-2.56%
Class C1,2	-2.92%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index[3]	0.16%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A volatile, mixed period

The period ended April 30, 2016, was a volatile one for both the high yield and leveraged loan markets, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Fund's benchmark, delivering 0.16%. Energy and basic materials commodity prices started the period softer, but as time progressed the drumbeat of macroeconomic negative headlines dissipated and so did negative sentiment, as the Fed took a more dovish stance.

Technical indicators in both markets have been mixed. While the high yield market experienced mutual fund outflows toward the end of 2015, early 2016 saw a turnaround and year-to-date inflows currently total +11.7 billion. Loans, however, have experienced a total net outflow for the period, new issuance has decreased, and collateralized loan obligation ("CLO") creation has been muted. Cash inflows from repayments and coupons and a light primary calendar have been supportive of the secondary market.

Strategic Review and Outlook: Expecting continued credit market volatility

For the six-month period ended April 30, 2016, the Fund underperformed the benchmark. The loan asset class contributed to returns while CLOs detracted.

After a poor start to 2016, sentiment in the high yield, equity, and credit markets has turned positive. Energy prices have improved — and together with better commodity prices, have buoyed returns. Within the energy sector, we believe levels will remain range-bound in the near future. However, barring a

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

substantial worldwide recession, we are relatively bullish on oil over the next 12 months as we watch for continued news of lower U.S. oil production and robust gasoline-crude spreads in the summer. We expect the oil and commodity price outlooks will drive the high yield market, as they constitute a large percentage of the benchmark. With regards to metals and mining, incremental supply of large scale projects has put the market into over-supply — and we expect this weakness will continue through 2016. The long-term thesis, however, is that these markets will reset as existing production declines.

With the recent rally, we believe valuations in below investment-grade credit market are fair, although we continue to expect an uptick in defaults for 2016. We believe pockets of the market continue to exhibit value, however, we continue to believe credit market volatility will persist, especially with upcoming U.S. presidential elections and uncertainty associated with United Kingdom's referendum decision to exit the European Union.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (7.20)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.86)%.

3  Using only liquid securities, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	(2.73)%	4.92%
Class A Without Sales Charge	(2.88)%	4.66%
Class A With Maximum Sales Charge	(7.47)%	3.25%
Class C Without CDSC	(3.59)%	3.90%
Class C With CDSC	(4.50)%	3.90%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.26% for Class I shares, 1.50% for Class A shares and 2.26% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date September 28, 2012.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$975.60	$974.40	$970.80
Expenses Paid per $1,000*	$4.86	$6.09	$9.75
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,019.94	$1,018.70	$1,014.97
Expenses Paid per $1,000*	$4.97	$6.22	$9.97
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2016)

S&P Ratings**
BBB	3.5%
BB	22.9
B	44.6
CCC	17.0
CC	0.6
D	0.3
NR	6.2
Subtotal	95.1
Equity and Other	0.8
Short Term Investment[1]	4.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on S&P Ratings. S&P is a main provider of ratings for Credit Assets Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P Ratings.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

7

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (39.2%)
Advertising (0.7%)
$500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 104.50)(1)	(B, B1)	01/15/21	6.000	$516,250
Auto Parts & Equipment (0.9%)
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	362,500
1,049	UCI International LLC, Global Company Guaranteed Notes (Callable 05/31/16 @ 102.16)(2)	(D, C)	02/15/19	8.625	236,025
					598,525
Brokerage (1.3%)
925	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	911,125
Building & Construction (0.7%)
500	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	498,750
Building Materials (2.1%)
1,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	915,000
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	537,500
					1,452,500
Cable & Satellite TV (4.9%)
800	Altice Financing S.A., Rule 144A, Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	803,000
400	Altice U.S. Finance I Corp., Rule 144A, Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB-, Ba3)	05/15/26	5.500	405,000
600	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B1)	06/15/22	5.750	618,000
250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)(1)	(B, B3)	08/01/21	6.250	259,375

See Accompanying Notes to Financial Statements.
8

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$300	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	$323,250
300	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	334,500
475	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	482,719
200	Virgin Media Secured Finance PLC Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	201,626
					3,427,470
Chemicals (3.0%)
500	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	496,250
525	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB+, Ba1)	10/15/23	9.750	601,781
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B-, B2)	11/15/22	6.750	258,438
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 100.00)(1),(2),(3),(4)	(NR, NR)	05/08/17	9.000	2,091
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 05/31/16 @ 104.78)	(B, Caa1)	08/15/20	6.375	727,281
					2,085,841
Consumer/Commercial/Lease Financing (1.6%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	616,000
500	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	499,375
					1,115,375
Diversified Capital Goods (0.5%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	350,000

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Energy - Exploration & Production (1.3%)
$1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	$417,375
500	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	485,000
					902,375
Gaming (1.3%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(5)	(B, B2)	02/15/21	8.250	904,711
Gas Distribution (2.1%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	945,000
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 05/31/16 @ 103.25)	(BB, B1)	03/01/20	6.500	505,000
					1,450,000
Health Facilities (1.0%)
250	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	240,625
400	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	421,500
					662,125
Investments & Misc. Financial Services (1.1%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 107.78)(1),(6)	(B+, B2)	10/01/19	10.375	783,429
Media - Diversified (1.1%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	752,537
Metals & Mining - Excluding Steel (2.5%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/30/16 @ 103.50)(1)	(CCC+, Caa2)	04/01/21	7.000	133,750
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes(1)	(B, B3)	10/01/18	10.000	101,270

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 05/31/16 @ 105.50)(2)	(NR, NR)	06/01/19	11.000	$33,469
2,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 05/31/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	1,462,500
					1,730,989
Oil Field Equipment & Services (2.4%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	80,250
479	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 104.50)(1),(2),(7),(8)	(NR, NR)	03/28/19	8.400	167,617
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 05/30/16 @ 103.63)(1)	(B, Caa3)	12/01/17	7.250	300,500
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	380,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/31/16 @ 104.31)(1)	(B+, B2)	11/01/18	8.625	357,500
209	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	9.750	94,044
88	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	12.000	76,324
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(BB+, B2)	10/15/22	4.300	225,875
					1,682,110
Oil Refining & Marketing (1.6%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	356,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 05/31/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	523,125
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	232,500
					1,111,625

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (0.7%)
$500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	$489,375
Recreation & Travel (0.9%)
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	495,000
100	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	104,000
					599,000
Restaurants (1.2%)
935	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 05/30/16 @ 102.00)(1),(5),(9)	(CCC, Caa2)	10/15/19	7.251	846,450
Software - Services (1.6%)
250	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)(1),(7)	(CCC+, Caa2)	05/01/21	15.000	211,875
600	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	495,000
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa1)	04/01/22	8.750	285,000
300	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/31/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	150,000
					1,141,875
Steel Producers/Products (0.7%)
500	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/16 @ 102.06)(1)	(B-, Caa1)	03/15/18	8.250	482,500
Support - Services (1.6%)
600	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	598,500
200	The GEO Group, Inc., Global Company Guaranteed Notes (Callable 04/15/21 @ 103.00)	(B+, Ba3)	04/15/26	6.000	205,400

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC+, Caa2)	10/01/22	8.500	$333,125
					1,137,025
Tech Hardware & Equipment (1.6%)
500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 102.25)(1)	(CCC+, B2)	04/01/19	9.000	320,000
500	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	506,250
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	252,969
					1,079,219
Telecom - Wireless (0.8%)
750	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	588,750
TOTAL CORPORATE BONDS (Cost $33,426,287)					27,299,931
BANK LOANS (48.0%)
Aerospace & Defense (0.5%)
101	Aveos Fleet Performance, Inc.(3),(4),(9)	(CCC+, B3)	05/06/16	12.750	1,009
496	Sequa Corp.(9)	(CCC+, Caa1)	06/19/17	5.250	381,006
					382,015
Building Materials (0.6%)
445	Panolam Industries International, Inc.(4),(9)	(BB-, B2)	08/23/17	7.500	440,753
Chemicals (3.7%)
924	Albaugh LLC(9)	(BB, B1)	05/31/21	6.000	917,120
728	Colouroz Investment 2 LLC(9)	(B-, Caa1)	09/06/22	8.250	673,263
1,000	Minerals Technologies, Inc.(9)	(BB, Ba2)	05/09/21	4.750	998,100
					2,588,483
Discount Stores (0.6%)
651	99 Cents Only Stores(9)	(B-, Caa1)	01/11/19	4.500	416,432
Electronics (4.2%)
1,250	Avago Technologies Cayman Ltd.(9)	(BBB, Ba1)	02/01/23	4.250	1,252,569
919	Microsemi Corp.(9)	(BB-, Ba2)	01/15/23	5.250	926,444
750	MKS Instruments, Inc.(9)	(BB, Ba2)	05/01/23	4.750	753,435
					2,932,448
Food & Drug Retailers (1.1%)
740	Albertson's LLC(9)	(BB, Ba3)	08/25/19	5.125	742,251

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming (1.3%)
$202	Pinnacle Entertainment, Inc.(9)	(BB+, Ba2)	04/28/23	3.750	$202,744
731	ROC Finance LLC(9)	(B+, B2)	06/20/19	5.000	698,344
					901,088
Gas Distribution (1.4%)
1,000	Energy Transfer Equity LP(9)	(BB, Ba2)	12/02/19	4.000	956,250
Health Facilities (1.6%)
729	Drumm Investors LLC(9)	(B, Caa1)	05/04/18	9.500	711,596
448	Premier Dental Services, Inc.(9)	(CCC+, Caa1)	11/01/18	7.500	414,094
					1,125,690
Health Services (2.6%)
314	MMM Holdings, Inc.(9)	(B-, Caa1)	12/12/17	9.750	208,024
228	MSO of Puerto Rico, Inc.(9)	(B-, B3)	12/12/17	9.750	151,232
945	Onex Carestream Finance LP(9)	(B+, B1)	06/07/19	5.000	912,123
926	Valitas Health Services, Inc.(4),(9)	(CCC, Caa2)	06/02/17	8.000	509,458
					1,780,837
Insurance Brokerage (0.8%)
596	Acrisure LLC(9)	(B, B2)	05/19/22	6.500	591,036
Investments & Misc. Financial Services (2.7%)
456	Liquidnet Holdings, Inc.(9)	(B, B2)	05/22/19	7.750	453,969
1,000	Mergermarket U.S.A., Inc.(4),(9)	(CCC+, Caa2)	02/04/22	7.500	880,000
579	Walter Investment Management Corp.(9)	(BB-, B3)	12/19/20	4.750	509,729
					1,843,698
Machinery (2.8%)
744	CPM Holdings, Inc.(9)	(B+, B1)	04/11/22	6.000	740,653
408	Winoa S.A.(5),(9)	(NR, NR)	01/30/19	3.657	457,499
785	WTG Holdings III Corp.(9)	(B-, Caa1)	01/15/22	8.500	735,937
					1,934,089
Managed Care (0.4%)
258	Sedgwick Claims Management Services, Inc.(9)	(B, B1)	02/28/21	5.250	259,694
Media Content (1.5%)
1,000	DLG Acquisitions Ltd.(6),(9)	(B-, Caa2)	06/30/22	8.250	1,042,984
Metals & Mining - Excluding Steel (0.3%)
495	Noranda Aluminum Acquisition Corp.(9)	(NR, NR)	02/28/19	5.750	178,149
Oil Field Equipment & Services (0.8%)
1,000	Shelf Drilling Holdings Ltd.(9)	(B-, B3)	10/08/18	10.000	525,000
Oil Refining & Marketing (1.3%)
980	Philadelphia Energy Solutions LLC(9)	(BB-, B1)	04/04/18	6.250	934,482
Packaging (0.6%)
420	Hilex Poly Co. LLC(9)	(B, B1)	12/05/21	6.000	420,788

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (1.0%)
$711	Alvogen Pharma U.S., Inc.(9)	(B, B3)	04/02/22	6.000	$711,303
Software - Services (9.6%)
993	Aptos, Inc.(4),(9)	(B, B3)	06/23/22	6.000	987,538
993	Epicor Software Corp.(9)	(B, B2)	06/01/22	4.750	956,274
1,000	Flexera Software LLC(9)	(CCC+, Caa1)	04/02/21	8.000	952,500
1,000	Landslide Holdings, Inc.(4),(9)	(CCC+, Caa1)	02/25/21	8.250	945,000
742	MA FinanceCo. LLC(9)	(BB-, B1)	11/19/21	5.250	742,119
820	MRI Software LLC(4),(9)	(CCC+, Caa2)	06/23/22	9.000	795,400
749	Pinnacle Holdco Sarl(9)	(B+, B3)	07/30/19	4.750	561,612
866	SkillSoft Corp.(9)	(B-, B2)	04/28/21	5.750	762,437
					6,702,880
Support - Services (3.8%)
495	Capstone Logistics LLC(9)	(B-, B1)	10/07/21	5.500	487,139
750	Explorer Holdings, Inc.(9)	(B, B1)	04/12/23	6.000	752,344
710	Long Term Care Group, Inc.(4),(9)	(B, B3)	06/06/20	6.000	670,613
750	U.S. Foods, Inc.(9)	(B, B2)	03/31/19	4.500	750,780
					2,660,876
Tech Hardware & Equipment (1.8%)
479	Avaya, Inc.(9)	(CCC+, B2)	03/30/18	6.500	323,615
1,000	Omnitracs, Inc.(9)	(CCC+, Caa1)	05/25/21	8.750	926,665
					1,250,280
Telecom - Wireline Integrated & Services (1.9%)
792	AF Borrower LLC(9)	(B, B2)	01/28/22	6.250	784,825
500	Ciena Corp.(9)	(BB, Ba2)	04/19/21	6.000	503,125
					1,287,950
Theaters & Entertainment (1.1%)
800	William Morris Endeavor Entertainment LLC(9)	(B-, Caa1)	05/06/22	8.250	783,000
TOTAL BANK LOANS (Cost $36,529,571)					33,392,456
ASSET BACKED SECURITIES (9.1%)
Collateralized Debt Obligations (9.1%)
750	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(9)	(B, NR)	01/29/25	7.538	574,906
750	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(9)	(NR, Ba3)	07/15/26	5.658	529,447
500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(9)	(NR, Ba3)	01/20/28	6.170	397,051
400	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A(1),(9)	(BB, NR)	12/20/24	6.023	248,546
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(10)	(NR, NR)	07/25/27	0.000	325,412
500	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(9)	(B, NR)	09/20/22	7.373	436,303
500	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(9)	(BB, NR)	01/20/25	5.384	356,786
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(9)	(B, NR)	08/13/25	6.518	654,361
1,000	OCP CLO Ltd., 2014-6A, Rule 144A(1),(9)	(B, NR)	07/17/26	6.233	507,510

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(10)	(NR, NR)	04/15/26	0.000	$298,963
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(9)	(NR, Ba2)	07/15/26	5.628	946,290
750	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(9)	(BB, NR)	07/17/24	6.933	647,849
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A(1),(9)	(NR, Ba3)	07/17/26	5.283	399,385
TOTAL ASSET BACKED SECURITIES (Cost $8,513,061)					6,322,809
Number of Shares
COMMON STOCKS (0.7%)
Building Materials (0.2%)
935	Euramax International, Inc.(11)				93,500
Consumer Products (0.5%)
2,027	Natural Products Group(4),(11)				354,743
Metals & Mining (0.0%)
2,051	White Forest Resources, Inc.(3),(4),(11)				17,146
TOTAL COMMON STOCKS (Cost $725,633)					465,389
MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.				61,208
2,300	Eaton Vance Floating-Rate Income Trust				30,291
TOTAL MUTUAL FUNDS (Cost $101,102)					91,499
Par (000)			Maturity	Rate%
SHORT-TERM INVESTMENT (4.2%)
$2,898	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,898,024)		05/02/16	0.010	2,898,024
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $82,193,678)					70,470,108
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)					(936,064)
NET ASSETS (100.0%)					$69,534,044

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $23,230,410 or 33.4% of net assets.

(2)  Bond is currently in default.

(3)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(4)  Illiquid security (unaudited).

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2016 (unaudited)

(5)  This security is denominated in Euro.

(6)  This security is denominated in British Pound.

(7)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(8)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)  Variable rate obligations — The interest rate is the rate as of April 30, 2016.

(10)  Zero-coupon security.

(11)  Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts
Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	3,424,206	EUR	2,996,750	10/14/16	Morgan Stanley	$(3,424,206)	$(3,450,853)	$(26,647)
USD	813,778	GBP	577,250	10/14/16	Morgan Stanley	(813,778)	(846,234)	(32,456)
								$(59,103)
Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts 10YR U.S. Treasury Note Futures	USD	Jun 2016	(30)	$(3,901,875)	$12,814
Net unrealized appreciation (depreciation)					$12,814
Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $82,193,678) (Note 2)	$70,470,108
Cash	64,253
Foreign currency at value (Cost $204,730)	165,806
Cash segregated at brokers for futures contracts (Note 2)	41,249
Receivable for investments sold	3,294,460
Receivable for fund shares sold	735,738
Interest receivable	733,093
Prepaid expenses	26,702
Total assets	75,531,409
Liabilities
Investment advisory fee payable (Note 3)	13,111
Administrative services fee payable (Note 3)	12,039
Shareholder servicing/Distribution fee payable (Note 3)	5,277
Payable for investments purchased	5,720,553
Payable for fund shares redeemed	120,557
Unrealized depreciation on forward currency contracts (Note 2)	59,103
Dividend payable	17,374
Trustees' fee payable	6,941
Variation margin payable on futures contracts (Note 2)	3,381
Accrued expenses	39,029
Total liabilities	5,997,365
Net Assets
Capital stock, $.001 par value (Note 6)	7,562
Paid-in capital (Note 6)	86,099,981
Accumulated net investment loss	(52,202)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(4,754,299)
Net unrealized depreciation from investments, futures contracts and foreign currency translations	(11,766,998)
Net assets	$69,534,044
I Shares
Net assets	$56,825,854
Shares outstanding	6,180,798
Net asset value, offering price and redemption price per share	$9.19
A Shares
Net assets	$7,900,128
Shares outstanding	858,689
Net asset value and redemption price per share	$9.20
Maximum offering price per share (net asset value/(1-4.75%))	$9.66
C Shares
Net assets	$4,808,062
Shares outstanding	522,683
Net asset value, offering price and redemption price per share	$9.20

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Interest	$3,950,937
Dividends	2,793
Total investment income	3,953,730
Expenses
Investment advisory fees (Note 3)	358,536
Administrative services fees (Note 3)	63,380
Shareholder servicing/Distribution fees (Note 3)
Class A	38,169
Class C	20,193
Transfer agent fees (Note 3)	34,653
Registration fees	33,937
Audit and tax fees	24,297
Custodian fees	17,320
Printing fees	16,323
Legal fees	16,133
Trustees' fees	14,017
Commitment fees (Note 4)	10,635
Interest expense (Note 4)	6,412
Insurance expense	1,579
Miscellaneous expense	4,110
Total expenses	659,694
Less: fees waived (Note 3)	(121,653)
Net expenses	538,041
Net investment income	3,415,689
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized loss from investments	(4,620,620)
Net realized loss from futures contracts	(123,760)
Net realized gain from foreign currency transactions	74,831
Net change in unrealized appreciation (depreciation) from investments	(3,619,945)
Net change in unrealized appreciation (depreciation) from futures contracts	21,776
Net change in unrealized appreciation (depreciation) from foreign currency translations	(144,835)
Net realized and unrealized loss from investments, futures contracts and foreign currency related items	(8,412,553)
Net decrease in net assets resulting from operations	$(4,996,864)

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment income	$3,415,689	$6,143,552
Net realized loss from investments, futures contracts and foreign currency transactions	(4,669,549)	(636,163)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	(3,743,004)	(5,610,273)
Net decrease in net assets resulting from operations	(4,996,864)	(102,884)
From Dividends and Distributions
Dividends from net investment income
Class I	(2,285,429)	(3,876,591)
Class A	(996,687)	(1,570,893)
Class C	(133,573)	(127,369)
Distributions from net realized gains
Class I	—	(1,613,222)
Class A	—	(305,637)
Class C	—	(41,391)
Return of Capital
Class I	—	(395,457)
Class A	—	(160,249)
Class C	—	(12,993)
Net decrease in net assets resulting from dividends and distributions	(3,415,689)	(8,103,802)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	33,184,105	94,917,773
Reinvestment of dividends and distributions	3,311,608	8,029,841
Net asset value of shares redeemed	(93,465,678)	(58,476,549)
Net increase (decrease) in net assets from capital share transactions	(56,969,965)	44,471,065
Net increase (decrease) in net assets	(65,382,518)	36,264,379
Net Assets
Beginning of period	134,916,562	98,652,183
End of period	$69,534,044	$134,916,562
Accumulated net investment loss	$(52,202)	$(52,202)

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Statement of Cash Flows
April 30, 2016 (unaudited)

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations		$(4,996,864)
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Decrease in dividend and interest receivable	$650,108
Decrease in accrued expenses	(55,266)
Decrease in prepaid expenses and other assets	12,742
Decrease in advisory fees payable	(54,030)
Net amortization of discount on investments	(375,776)
Increase in cash segregated at brokers	(41,249)
Purchases of long-term securities	(31,253,099)
Proceeds from sales of long-term securities	81,611,301
Purchase of short-term securities, net	6,638,568
Net change in unrealized (appreciation) depreciation from investments and foreign currency translations	3,772,722
Net change in unrealized (appreciation) depreciation from futures contracts	(21,776)
Net realized loss from investments	4,620,620
Net realized loss from futures	123,760
Total adjustments		65,628,625
Net cash provided by operating activities[1]		$60,631,761
Cash Flows From Financing Activities
Borrowings on revolving credit facility	27,350,000
Repayments of credit facility	(27,350,000)
Proceeds from the sale of shares	32,866,238
Net asset value of shares redeemed	(93,404,565)
Cash dividends paid	(104,081)
Net cash used in financing activities		(60,642,408)
Net decrease in cash		(10,647)
Cash — beginning of period		240,706
Cash — end of period		$230,059
Non-Cash Activity:
Issuance of shares through dividend reinvestments		$3,311,608

1  Included in operating expenses is cash of $6,412 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.78	$10.46	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.34	0.66	0.64	0.61	0.01
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.59)	(0.46)	(0.06)	0.60	0.06
Total from investment operations	(0.25)	0.20	0.58	1.21	0.07
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.60)	(0.63)	(0.60)	(0.01)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.06)	—	—	—
Total dividends and distributions	(0.34)	(0.88)	(0.77)	(0.62)	(0.01)
Net asset value, end of period	$9.19	$9.78	$10.46	$10.65	$10.06
Total return[4]	(2.44)%	2.05%	5.57%	12.29%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$56,826	$65,651	$81,868	$31,830	$20,710
Ratio of net expenses to average net assets	1.01%[5]	1.00%	1.00%	0.99%	0.99%[5]
Ratio of expenses to average net assets excluding interest expense	0.99%[5]	0.99%	0.99%	0.99%	0.99%[5]
Ratio of net investment income to average net assets	7.49%[5]	6.59%	5.94%	5.77%	0.87%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[5]	0.16%	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	37%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.79	$10.47	$10.66	$10.07	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.31	0.55	0.58	0.45	0.00[3]
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.57)	(0.38)	(0.02)	0.73	0.08
Total from investment operations	(0.26)	0.17	0.56	1.18	0.08
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.57)	(0.61)	(0.57)	(0.01)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.06)	—	—	—
Total dividends and distributions	(0.33)	(0.85)	(0.75)	(0.59)	(0.01)
Net asset value, end of period	$9.20	$9.79	$10.47	$10.66	$10.07
Total return[4]	(2.56)%	1.78%	5.28%	11.94%	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$7,900	$66,244	$14,633	$46,573	$101
Ratio of net expenses to average net assets	1.25%[5]	1.24%	1.24%	1.24%	1.24%[5]
Ratio of expenses to average net assets excluding interest expense	1.24%[5]	1.24%	1.24%	1.24%	1.24%[5]
Ratio of net investment income to average net assets	6.53%[5]	5.45%	5.44%	4.22%	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[5]	0.16%	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	37%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.79	$10.47[2]	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[3]	0.30	0.55	0.53	0.50	(0.00)[4]
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.59)	(0.45)	(0.05)	0.61	0.06
Total from investment operations	(0.29)	0.10	0.48	1.11	0.06
REDEMPTION FEES	—	—	0.00[4]	0.00[4]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.51)	(0.52)	(0.50)	(0.00)[4]
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.05)	—	—	—
Total dividends and distributions	(0.30)	(0.78)	(0.66)	(0.52)	(0.00)[4]
Net asset value, end of period	$9.20	$9.79	$10.47[2]	$10.65	$10.06
Total return[5]	(2.92)%	1.14%	4.53%	11.18%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,808	$3,022	$2,151	$189	$101
Ratio of net expenses to average net assets	2.01%[6]	2.00%	2.00%	1.99%	1.99%[6]
Ratio of expenses to average net assets excluding interest expense	1.99%[6]	1.99%	1.99%	1.99%	1.99%[6]
Ratio of net investment income (loss) to average net assets	6.61%[6]	5.52%	4.97%	4.77%	(0.33)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[6]	0.16%	0.18%	0.63%	5.25%[6]
Portfolio turnover rate	37%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

6  Annualized.

See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally

25

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)
Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$27,127,472	$172,459	$27,299,931
Bank Loans	—	23,324,751	10,067,705	33,392,456
Asset Backed Securities	—	6,322,809	—	6,322,809
Common Stocks	93,500	354,743	17,146	465,389
Mutual Funds	91,499	—	—	91,499
Short-term Investment	—	2,898,024	—	2,898,024
	$184,999	$60,027,799	$10,257,310	$70,470,108
Other Financial Instrument*
Futures Contracts	$12,814	$—	$—	$12,814
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$59,103	$—	$59,103

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency and futures contracts.

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2015	$13,384,774	$21,954	$74,800	$13,481,528
Accrued discounts (premiums)	25,786	(402)	—	25,384
Purchases	524,698	337,541	278,049	1,140,288
Sales	(4,021,911)	—	—	(4,021,911)
Realized gain (loss)	(12,540)	—	—	(12,540)
Change in unrealized appreciation (depreciation)	(122,264)	(186,634)	(335,703)	(644,601)
Transfers into Level 3	4,731,207	—	—	4,731,207
Transfers out of Level 3	(4,442,045)	—	—	(4,442,045)
Balance as of April 30, 2016	$10,067,705	$172,459	$17,146	$10,257,310
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2016	$(125,960)	$(186,634)	$(335,703)	$(648,297)
	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 04/30/2016	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$172,459	Vendor Pricing	Single Broker Quote	$0.04 – $0.86	($0.49)
Bank Loans	$10,066,696	Vendor Pricing	Single Broker Quote	$0.36 – $1.12	($0.85)
	$1,009	Income Approach	Expected Remaining Distribution	NA
Common Stocks	$17,146	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a

28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1 and Level 2, but there were $4,731,207 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $4,442,045 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—		Unrealized depreciation on forward currency contracts	$59,103
Interest Rate Contracts	Unrealized appreciation on futures contracts	12,814	*	Unrealized depreciation on futures contracts	—
		$12,814			$59,103

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. The current day's variation margin reported within the Statement of Assets and Liabilities includes the cumulative appreciation (depreciation) of futures contracts.

29

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain(Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward currency transactions*	$80,148	Net change in unrealized appreciation (depreciation) from forward currency transactions*	$(152,777)
Interest Rate Contracts	Net realized loss from futures contracts	(123,760)	Net change in unrealized appreciation (depreciation) from futures contracts	21,776
		$(43,612)		$(131,001)

*Statement of Operations includes both forward currency contracts and foreign currency transactions/translations.

The value amount of forward foreign currency contracts and the notional amount of futures contracts at the six months ended April 30, 2016 is reflected in the Schedule of Investments. For the six months ended April 30, 2016, the Fund held an average monthly value on a net basis of $4,568,372 in forward foreign currency contracts and average monthly notional value on a net basis of $0 and $3,861,295 in long futures contracts and short future contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2016:

	Gross Amounts of			Financial
Counterparty	Liabilities Presented in Statement of Assets and Liabilities(a)	Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$59,103	$—	$—	$—	$59,103

(a)  Forward foreign currency exchange contracts are included.

30

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund

31

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

32

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $41,249.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward foreign currency contracts at April 30, 2016 are disclosed in the Schedule of Investments.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, there were no securities out on loan. Securities lending income is accrued as earned.

33

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

K) OTHER — The high yield, fixed income securities in which the fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years.

34

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $358,536 and $121,653, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses (excluding interest expense) would not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. This contract may not be terminated before February 28, 2017.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/expense reimbursements subject to repayment	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$465,029	$174,496	$110,479	$102,395	$77,659
Class A	282,987	83,111	110,046	50,975	38,855
Class C	12,451	960	2,283	4,069	5,139
Totals	$760,467	$258,567	$222,808	$157,439	$121,653

35

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $43,024.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $20,356.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $38,169 for Class A shares and $20,193 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $36,496, which is included within transfer agent fees on the Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $2,183 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250

36

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 4. Line of Credit (continued)

million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016, the Fund had loans outstanding under the Credit Facility of $0. During the six months ended April 30, 2016, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Paid
$782,033	1.623%	$18,450,000	$6,412

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $33,757,602 and $83,975,162, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,896,748	$17,275,312	2,163,780	$21,626,181
Shares issued in reinvestment of dividends and distributions	244,297	2,233,068	584,614	5,854,342
Shares redeemed	(2,670,086)	(24,149,216)	(3,861,721)	(38,745,731)
Net decrease	(529,041)	$(4,640,836)	(1,113,327)	$(11,265,208)

37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,331,951	$12,406,182	7,083,713	$71,922,814
Shares issued in reinvestment of dividends and distributions	101,874	951,870	201,047	2,002,854
Shares redeemed net of redemption fees	(7,342,790)	(67,713,401)	(1,914,221)	(19,207,088)
Net increase (decrease)	(5,908,965)	$(54,355,349)	5,370,539	$54,718,580
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	375,040	$3,502,611	137,898	$1,368,778
Shares issued in reinvestment of dividends and distributions	13,891	126,670	17,251	172,645
Shares redeemed net of redemption fees	(174,903)	(1,603,061)	(51,935)	(523,730)
Net increase	214,028	$2,026,220	103,214	$1,017,693

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3	*	70%
Class A	2		61%
Class C	3		57%

* This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

40

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement and the Sub-Advisory Agreement for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.75% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment adviser, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure

41

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

42

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

43

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were above the median contractual management fees of the Expense Group, and the combined Net Advisory Fee and co-administration fee were at the median net management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one and two year periods ended August 31, 2015. Fund performance was above the median of its Performance Group for the one and two year periods and was above the median of its Performance Universe for the one and two year periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

44

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

45

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

46

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

47

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SlF-SAR-0416

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2016

/s/ Kenneth J. Lohsen
Name: Kenneth J. Lohsen
Title: Chief Financial Officer
Date: July 1, 2016